SEMIANNUAL REPORT

APRIL 30,
1997

Victory Funds(R)

TABLE OF CONTENTS

Shareholder Letter                       2
Investment Review and Outlook            3
Glossary of Terms                        4

Financial Statements

Schedules of Investments                 5
Statements of Assets and Liabilities    78
Statements of Operations                85
Statements of Changes in Net Assets     92
Notes to Financial Statements          101
Financial Highlights                   108

NOT FDIC INSURED

Shares of the Victory Funds are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Key Asset Management Inc. (KAM) a subsidiary of KeyCorp, is the investment adviser to The Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for the Victory Funds.

Letter to our Shareholders

I'm pleased to present the Victory Funds semiannual report for the period ended April 30, 1997.

During this period management has undertaken several important initiatives and has continued to demonstrate tangible enhancements to the Funds.

Key Asset Management Inc. (KAM) was introduced as adviser to the Funds on March 1, 1997. KAM represents a recent consolidation of KeyCorp's investment advisory subsidiaries and encompasses a broad range of customized investment solutions available through Society Asset Management, Key Mutual Fund Advisers, Applied Technology Investments and Spears, Benzak Salomon & Farrell. Together, KAM's advisory team embodies more than 100 years of investment experience and the new structure will help ensure the Fund's easy access to specialized investment skills.

The Victory Lakefront Fund was launched on March 3, 1997, with Lakefront Capital Investors, Inc., a Cleveland based African American-owned institutional advisory firm, as the Fund's sub-adviser. Among Lakefront's investment criteria is a unique interest in a company's corporate diversity philosophy and strategy.

In April of this year, the Victory Real Estate Investment Fund came to the market providing our clients and prospective investors with yet another specialized investment solution. This Fund, managed out of Key Asset Management Inc.'s Spears, Benzak, Salomon and Farrell division, invests in the securities of real estate related companies, offering individual and institutional investors liquidity, diversification and easy access to this industry.

We're also proud that the Victory "Plain English" prospectuses were available within days of the Securities and Exchange Commission's announcement of its proposals to overhaul mutual fund disclosure requirements. Our attempt to better direct investors through important investment, risk, financial and operational information was well worth the effort and we welcome your comments, questions or suggestions.

Thank you for your continued investment and confidence in Victory.

/s/ Leigh A. Wilson
Leigh A. Wilson
President

Not FDIC Insured   No Bank Guarantee   May Lose Value

For more information about the Victory Funds, including charges and expenses, request a prospectus by calling 1-800-KEY-FUND(R) (1-800-539-3863). Please read the prospectus carefully before investing or sending money.

Investment Review and Outlook

1997 began with some trepidation among fund managers, whose overriding concern was, "How long will this scenario of low inflation and high employment last?" The Federal Reserve Board, which sets monetary policy, seemed to share this concern when it raised the Federal Funds rate by a quarter of a percentage point in March. This move was deemed "anticipatory" because visible signs of inflation had not yet kicked in.

The market is concerned about inflation and the resultant impact on interest rates because it affects the value of the future stream of cash flows. For now this concern has been lulled by recent economic reports that indicate that inflation has not yet become a major problem. Of these, perhaps the most important was the employment cost index (released April 29) which revealed no appreciable acceleration in wages and salaries, despite the tightest labor market in some years.

Companies' earnings estimates have been nudging up a bit after this year's first quarter results were reported. Although the pace of this earnings growth is not as spectacular as in previous years, profits were still respectable, especially when compared to the most recent analysts' estimates (which had been talked down by company managements eager to "beat the Street").

The dollar's very recent weakness has also bolstered the outlook for company earnings, since it could result in a boost to U.S. exports. Add in the notion that foreign economies are reviving a bit as the U.S. settles back, and one has near ideal conditions for the big multinationals that populate the major market benchmarks.

Needless to say, large-cap stock funds have a field day in this environment, but shopping for a large-cap stock is much like shopping at Tiffany's: nothing is on sale and one may pay a premium for the privilege of taking home something in that little robin's egg blue bag. There is also some evidence that historically, periods of high valuations have coincided with periods of high volatility. Although past performance is no indication of future results, it is well worth keeping in mind that diversification is one of the best defenses against volatility.

The perennial wisdom of proper asset allocation cannot be overemphasized. Simply put, investors should not ignore other asset classes like bonds and money market instruments. Bonds right now look very attractive on a risk-adjusted basis. Among stocks, there are great bargains in the market's small and mid-cap bins. In other words, here's where we may find Tiffany's quality without the blue bag and hefty price tag!

May 30, 1997

/s/ Charlie Crane
Charlie Crane, Chief Market Strategist
Key Asset Management Inc.

Glossary of Often-Used Investment Terms

 BOND RATING

 An indication of the risk of a bond issue, as determined by a bond rating service (such as Moody's or Standard & Poor's). Bonds with the highest ratings (AAA) have the lowest credit risk.

 PAR VALUE

 The face value of a security. A bond selling at par, for instance, is worth the same dollar amount it was issued for or at which it will be redeemed at maturity--typically, $1000 per bond.

 PORTFOLIO

 Any combination of more than one security. A mutual fund typically has a large, diversified portfolio of securities or of investments in order to help lower investment risks.

 SETTLEMENT DATE

 Date by which an executed order must be settled, either by a buyer paying for the securities with cash or by a seller delivering the securities and receiving the proceeds of the sale for them. In a regular way delivery of stocks and bonds, the settlement date is three business days after the trade was executed. For listed options and government securities, settlement is required by the next business day.

 SHORT-TERM
 CAPITAL GAIN (LOSS)

 A capital gain (loss) arising from an asset which was held one year or less. Short-term capital gains are taxed at the taxpayer's ordinary tax rate.

 CALL OPTIONS

 A contract for the right to buy a specified number of shares at a predetermined price on or before a stated date. The purchaser of a call option feels the underlying stock price will rise, and he purchases the call option from an investor equally convinced the underlying stock price will either stay the same or fall.

 PUT OPTION

 A specified contract for the right to sell a specified number of shares at a predetermined price on or before a stated date. The purchaser of a put option feels the underlying stock price will fall, and he purchases the put option from an investor equally convinced the price will stay the same or rise.

 PROSPECTUS

 A document providing investors information about the fund's investment objective, policies, and risks. It also provides the basic information and details of the funds operations and services; information on sales charges; redemption rights; tax status of the dividends and income; expenses; the fund custodian and other service providers; and how to buy and sell shares.

 DOLLAR COST AVERAGING
 OR CONSTANT DOLLAR PLAN*

 A method of accumulating assets by investing a fixed amount of dollars in securities at set intervals. The result is that more shares are purchased when the price is low and fewer shares are purchased when the price is high. The overall cost is lower than it would be if a constant number of shares were bought at set intervals assuming a general upward price trend.

 CONVERTIBLE SECURITIES

 Corporate bonds, preferred stocks and other securities that carry an option to be exchanged for, or "converted" into, a set number of shares of common stock.

* This strategy does not assure a profit and does not protect against loss in declining markets. An investor should be prepared to continue the program of investing at regular intervals, even during economic downturns, in order to fully utilize a dollar cost averaging program.


THE VICTORY PORTFOLIOS                                  Schedule of Investments
U.S. Government Obligations Fund                                 April 30, 1997

(Amounts in Thousands)                                              (Unaudited)


Principal                                                             Amortized
Amount              Security Description                                   Cost


U.S. Treasury Notes (25.5%)

$ 25,000            6.50%, 5/15/97                                   $   25,007

  25,000            6.13%, 5/31/97                                       25,006

  25,000            6.50%, 8/15/97                                       25,070

 225,000            5.75%, 9/30/97                                      225,175

  50,000            5.63%, 10/31/97                                      50,012

  25,000            5.38%, 11/30/97                                      24,950

  25,000            6.13%, 3/31/98                                       25,023

Total U.S. Treasury Notes                                               400,243

Total Investments                                                       400,243

Repurchase Agreements (74.7%)

  75,000            Aubrey G.
                      Lanston & Co., Inc.,
                      5.40%, 5/1/97,
                      (Collateralized by $77,344
                      various U.S. Treasury
                      Securities, 0.00%-6.50%,
                      10/2/97-5/15/05,
                      market value--$76,501)                             75,000

  77,000            Barclays de Zoete Wedd Securities, Inc.,
                      5.42%, 5/1/97,
                      (Collateralized by $109,061
                      U.S. Treasury
                      Securities, 0.00%-6.88%,
                      3/31/98-8/15/24,
                      market value--$78,541)                             77,000

  75,000            Chase Securities, Inc.,
                      5.40%, 5/1/97,
                      (Collateralized by $75,084
                      U.S. Treasury
                      Notes, 5.00%-7.00%,
                      2/15/99-6/30/99,
                      market value--$76,501)                             75,000

  30,000            Dean Witter Reynolds, Inc.,
                      5.25%, 5/1/97
                      (Collateralized by $30,201
                      various U.S. Treasury
                      Securities, 0.00%-8.50%,
                      5/29/97-8/31/01,
                      market value--$30,600)                             30,000

  77,000            Deutsche Morgan Grenfell,
                      5.38%, 5/1/97,
                      (Collateralized by $74,439
                      various U.S. Treasury
                      Secutities, 6.63%-9.88%,
                      8/15/99-2/15/27,
                      market value--$78,541)                             77,000

  75,000            Donaldson-Lufkin Jenrette
                      Securities Corp.,
                      5.38%, 5/1/97,
                      (Collateralized by $150,784
                      various U.S. Treasury
                      Secutities, 0.00%-10.75%,
                      7/10/97-2/15/24,
                      market value--$76,501)                             75,000

  75,000            Goldman Sachs Group L.P.,
                      5.38%, 5/1/97,
                      (Collateralized by $79,320
                      U.S. Treasury
                      Bonds, 6.50%,
                      11/15/28,
                      market value--$76,501)                             75,000

  77,000            Harris-Nesbitt Burns Securities,
                      5.41%, 5/1/97,
                      (Collateralized by $238,847
                      U.S.Treasury
                      Strips, 0.00%,
                      8/15/00-8/15/21,
                      market value--$78,540)                             77,000

  75,568            Lehman Brothers, Inc.,
                      5.45%, 5/1/97,
                      (Collateralized by $78,961
                      U.S. Treasury
                      Notes, 5.25%-8.00%,
                      1/31/01-5/15/01,
                      market value--$77,083)                             75,568

 385,000            NationsBanc Capital Markets, Inc.,
                      5.45%, 5/1/97,
                      (Collateralized by $425,814
                      various U.S. Government
                      Securities, 0.00%-9.25%,
                      5/2/97-4/30/02,
                      market value--$392,700)                           385,000

  75,000            Nomura Securities International, Inc.,
                      5.27%, 5/1/97,
                      (Collateralized by $360,882
                      U.S. Treasury
                      Strips, 0.00%,
                      2/15/19,
                      market value--$76,500)                             75,000

  75,000            Smith Barney Securities, Inc.,
                      5.45%, 5/1/97,
                      (Collateralized by $75,614
                      U.S Treasury
                      Notes, 6.63%,
                      6/30/01-4/30/02,
                      market value--$76,500)                             75,000

Total Repurchase Agreements                                           1,171,568

Total (Cost $1,571,811) <F1>                                         $1,571,811


Percentages indicated are based on net assets of $1,568,399.

<F1> Cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.



THE VICTORY PORTFOLIOS                                  Schedule of Investments
Prime Obligations Fund                                           April 30, 1997

(Amounts in Thousands)                                              (Unaudited)


Principal                                                             Amortized
Amount              Security Description                                   Cost


Bank Deposit Notes (0.8%)

$ 4,000             Huntington National Bank,
                      5.85%, 9/30/97                                   $  4,000

Total Bank Deposit Notes                                                  4,000

Banker's Acceptances (1.4%)

  7,000             ABN-Amro Bank, New York,
                      5.44%, 11/26/96                                     6,957

Total Banker's Acceptances                                                6,957

Certificates of Deposit (0.5%)

  2,500             Old Kent Bank,
                      7.20%, 10/14/97                                     2,516

Total Certificates of Deposit                                             2,516

Commercial Paper (39.5%)

 10,000             Ameritech Corp.,
                      5.25%, 5/15/97                                      9,980

  2,750             ABN-Amro N.A. Finance, Inc.,
                      5.42%, 9/19/97,
                      Guaranteed by ABN-Amro
                      Bank NV                                             2,692

 10,000             Associates Corp.,
                      5.62%, 6/11/97                                      9,936

  4,959             Brown-Forman Corp.,
                      5.54%, 5/5/97                                       4,956

  7,615             Brown-Forman Corp.,
                      5.54%, 5/6/97                                       7,609

 20,083             Fleet Funding Corp.,
                      5.55%, 5/21/97                                     20,021

 10,000             Ford Motor Credit Corp.,
                      5.55%, 5/21/97                                      9,969

  5,000             General Motors Acceptance Corp.,
                      5.54%, 5/20/97                                      4,985

 10,000             Great Lakes Chemical Corp.,
                      5.52%, 5/15/97                                      9,979

 10,000             Morgan Stanley Group, Inc.,
                      5.70%, 5/1/97                                      10,000

  9,814             Retailer Funding Corp.,
                      5.60%, 5/14/97                                      9,794

 13,918             Retailer Funding Corp.,
                      5.53%, 5/22/97                                     13,873

 10,000             Sara Lee Corp.,
                      5.55%, 6/25/97                                      9,915

  5,000             Sara Lee Corp.,
                      5.55%, 6/26/97                                      4,957

 15,000             Sheffield Receivables Corp.,
                      5.55%, 5/2/97                                      14,998

 15,000             Smith Barney, Inc.,
                      5.54%, 5/21/97                                     14,954

  9,000             Southwestern Bell Telephone Co.,
                      5.52%, 5/12/97                                      8,984

  3,600             Toshiba America, Inc.,
                      5.32%, 5/12/97,
                      Guaranteed by Toshiba Corp.                         3,594

  4,000             Unibanco,
                      5.40%, 5/1/97,
                      LOC Westdeutsche Landesbank                         4,000

  5,000             Weyerhaeuser Co.,
                      5.47%, 5/21/97                                      4,985

 15,000             Weyerhaeuser Real Estate,
                      5.55%, 5/15/97                                     14,968

Total Commercial Paper                                                  195,149

Corporate Notes (33.3%)

  2,820             Astro Aluminum,
                      5.70%<F3>, 5/1/97<F4>,
                      LOC National City Bank                              2,820

  4,000             Bankers' Trust,
                      5.71%<F3>, 5/1/97<F4>                               3,999

  3,180             Baylis Group Partnership,
                      5.70%<F3>, 5/7/97<F4>,
                      LOC Societe Generale                                3,180

  5,000             Bear Stearns Cos., Inc.,
                      5.74%<F3>, 5/14/97                                  5,000

    200             Carelife, Inc.,
                      5.78%<F3>, 5/1/97<F4>,
                      LOC National City Bank, Columbus                      200

  2,350             Carelife, Inc.,
                      5.78%<F3>, 5/1/97<F4>,
                      LOC National City Bank, Columbus                    2,350

  5,650             CIT Group Holdings,
                      5.61%<F3>, 5/6/97<F4>                               5,648

  1,450             Cleveland Steel Container,
                      5.78%<F3>, 5/1/97<F4>,
                      LOC National City Bank                              1,450

  3,000             Comerica Bank of Detroit,
                      5.66%<F3>, 5/6/97<F4>                               3,000

    810             Dietz Road Ltd. Partnership,
                      5.78%<F3>, 5/1/97<F4>,
                      LOC National City Bank                                810

  2,820             Dome Corp.,
                      5.70%<F3>, 5/7/97<F4>,
                      LOC Societe Generale                                2,820

  5,000             Ford Motor Credit Corp.,
                      5.93%<F3>, 5/6/97<F4>                               5,000

  5,500             Ford Motor Credit Corp.,
                      5.67%<F3>, 5/27/97                                  5,500

 15,000             General American Life Insurance,
                      5.91%<F3>, 5/1/97<F4> GIC                          15,000

  1,800             GMH Enterprises,
                      5.80%<F3>, 5/1/97<F4>,
                      LOC National City Bank                              1,800

    930             GNWT III,
                      5.63%<F3>, 5/1/97<F4>,
                      LOC Bank One, Dayton                                  930

    285             Highland Road Partners,
                      5.78%<F3>, 5/1/97<F4>,
                      LOC National City Bank                                285

    815             Highland Road Partners,
                      5.70%<F3>, 5/1/97<F4>,
                      LOC National City Bank                                815

  4,000             Huntington National Bank,
                      5.58%<F3>, 5/1/97<F4>                               3,999

 22,000             Lehman Government Securities
                      Master Note,
                      5.98%<F3>, 5/1/97<F4>                              22,000

    875             McKinley Air Transport,
                      5.70%<F3>, 5/1/97<F4>,
                      LOC National City Bank                                875

    875             MCMC Pob LII,
                      5.70%<F3>, 5/1/97<F4>,
                      LOC National City Bank                                875

  6,000             Merrill Lynch & Co., Inc.,
                      5.78%<F3>, 5/1/97<F4>                               6,003

  4,000             Morgan Guaranty Trust Co.,
                      5.38%<F3>, 5/14/97<F4>                              3,998

  8,000             Morgan Stanley Group, Inc.,
                      5.66%<F3>, 6/13/97<F4>                              8,000

    725             Mount Carmel East,
                      5.58%<F3>, 5/1/97<F4>,
                      LOC National City Bank                                725

  3,340             Olympic Steel Corp.,
                      5.63%<F3>, 5/1/97<F4>,
                      LOC Fifth Third Bank                                3,340

    655             Pharmed, Inc. Project,
                      5.63%<F3>, 5/1/97<F4>,
                      LOC Fifth Third Bank                                  655

  1,120             Presrite Corp.,
                      5.70%<F3>, 5/1/97<F4>,
                      LOC National City Bank                              1,120

  3,210             Reichert Limited Partnership,
                      5.70%<F3>, 5/1/97<F4>,
                      LOC National City Bank                              3,210

  12,000             Republic New York Securities
                      Master Note,
                      5.88%<F3>, 5/6/97<F4>                              12,000

    524             Rivnut Engineered Products,
                      5.78%<F3>, 5/1/97<F4>,
                      LOC National City Bank                                524

 10,000             RKS LLC Health Care,
                      5.75%<F3>, 5/7/97<F4>,
                      LOC AmSouth Bank <F2>                              10,000

    735             S&S Ltd. Partnership Project,
                      5.78%<F3>, 5/1/97<F4>,
                      LOC National City Bank                                735

    132             Schipper Enterprises,
                      5.79%<F3>, 5/1/97<F4>,
                      LOC Bank One, Akron                                   132

  2,963             Schipper Enterprises,
                      5.79%<F3>, 5/1/97<F4>,
                      LOC Bank One, Akron                                 2,963

 15,000             SeaRiver Maritime, Inc.,
                      5.70%<F3>, 5/1/97<F4>,
                      Guaranteed by Exxon Corp.,
                      Continuously callable
                      after 10/1/93 @ 100                                15,000

    750             Sofa Express Project,
                      5.70%<F3>, 5/1/97<F4>,
                      LOC National City Bank                                750

  1,500             Tell-Schipper Properties, Inc.,
                      5.79%<F3>, 5/1/97<F4>,
                      LOC Bank One, Akron                                 1,500

  3,500             Transamerica Finance,
                      5.66%<F3>, 5/6/97<F4>                               3,500

  1,850             Zanetos Partnership Project,
                      5.78%<F3>, 5/1/97<F4>,
                      LOC National City Bank                              1,850

Total Corporate Notes                                                   164,361

Medium Term Notes (8.4%)

  4,000             Associates Corp. N.A.,
                      5.88%, 8/15/97                                      4,001

  4,000             Beta Finance,
                      5.79%, 8/13/97                                      4,002

  2,000             Disney Enterprises, Inc.
                      8.00%, 12/19/97                                     2,025

    750             Ford Motor Credit Corp.,
                      8.00%, 12/1/97                                        759

  1,200             General Electric Capital Corp.,
                      7.95%, 2/2/98                                       1,214

  1,823             General Electric Capital Corp.,
                      8.63%, 3/12/98                                      1,858

  1,100             General Motors Acceptance Corp.,
                      7.45%, 6/5/97                                       1,102

  1,800             General Motors Acceptance Corp.,
                      6.30%, 9/10/97                                      1,804

  2,122             General Motors Acceptance Corp.,
                      7.85%, 11/17/97                                     2,146

  1,000             General Motors Acceptance Corp.,
                      7.50%, 3/16/98                                      1,011

  1,000             General Motors Acceptance Corp.,
                      7.13%, 5/11/98                                      1,008

  2,000             John Deere Capital Corp.,
                      5.95%, 6/30/97                                      2,001

  1,900             Morgan Stanley Group, Inc.,
                      5.65%, 6/15/97                                      1,900

  1,593             Nestle Holdings,
                      6.50%, 8/4/97                                       1,596

  1,185             PepsiCo, Inc.
                      8.00%, 12/28/97                                     1,198

  5,000             PNC Bank N.A.,
                      5.90%, 10/15/97                                     5,005

  1,000             Phillip Morris Cos., Inc.,
                      8.75%, 6/15/97                                      1,003

  2,700             Phillip Morris Cos., Inc.,
                      9.25%, 12/1/97                                      2,753

  5,000             USL Capital Corp.,
                      5.56%<F3>, 6/2/97                                   5,000

Total Medium Term Notes                                                  41,386

Municipal Bonds (2.5%)

Ohio (1.5%):

  7,500             Cuyahoga County Taxable EDR,
                      Gateway Arena Project,
                      Series B, 5.80%<F3>, 5/7/97<F4>,
                      LOC Canadian Imperial Bank
                      of Commerce                                         7,500

Virginia (1.0%):

  5,000             Industrial Development Authority
                      of Bedford, VA,
                      5.79%<F3>, 6/27/97,
                      LOC Societe Generale                                5,000

Total Municipal Bonds                                                    12,500

U.S. Government Agencies (6.9%)

Federal Farm Credit Bank:
  4,030             5.93%, 7/1/97                                         4,031

Federal Home Loan Bank:
  5,000             4.25%, 6/30/97                                        4,986

  3,000             5.78%, 1/28/98,
                      callable 7/28/97 @ 100                              3,000

Student Loan Marketing Assoc.:
  5,000             5.55%<F3>, 5/6/97<F4>                                 4,998

 10,000             5.55%<F3>, 5/6/97<F4>                                 9,998

  3,000             5.75%, 1/23/98,
                      callable 7/23/97 @ 100                              3,000

  4,000             5.54%, 2/25/98                                        3,997

Total U.S. Government Agencies                                           34,010

U.S. Treasury Notes (3.1%)

  4,000             5.75%, 9/30/97                                        3,999

  4,000             5.25%, 12/31/97                                       3,993

  5,000             7.88%, 1/15/98                                        5,075

  2,000             6.13%, 3/31/98                                        2,002

Total U.S. Treasury Notes                                                15,069

Total Investments                                                       475,948

Repurchase Agreements (3.6%)

 18,003             Paine Webber Securities Corp.,
                      5.42%, 5/1/97,
                      (Collateralized by $18,480
                      U.S. Treasury Notes,
                      5.88%, 11/30/01,
                      market value--$18,364)                             18,003

Total Repurchase Agreements                                              18,003

Total (Cost $493,951) <F1>                                             $493,951


Percentages indicated are based on net assets of $494,188.

<F1> Cost for federal income tax and financial reporting purposes are the same.

<F2> Represents a private placement security.

<F3> Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1997. Maturity date reflects the next rate change date.

<F4> Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semi-annually.

EDR--Economic Development Revenue

LOC--Letter of Credit

GIC--Guaranteed Insurance Contract

See notes to financial statements.



THE VICTORY PORTFOLIOS                                  Schedule of Investments
Financial Reserves Fund                                          April 30, 1997

(Amounts in Thousands)                                              (Unaudited)


Principal                                                             Amortized
Amount              Security Description                                   Cost


Bank Deposit Notes (1.0%)

$ 1,000             Harris Trust & Savings Bank Notes,
                      6.04%, 6/17/97                                   $  1,000

  7,000             Huntington Bank Note,
                      5.85%, 9/30/97                                      7,000

Total Bank Deposit Notes                                                  8,000

Banker's Acceptances (1.2%)

 10,000             ABN-Amro New York,
                      5.55%, 6/10/97                                      9,938

Total Banker's Acceptances                                                9,938

Commercial Paper (41.2%)

 15,000             Ameritech,
                      5.25%, 5/15/97                                     14,969

 12,000             Associates Corp.,
                      5.62%, 6/11/97                                     11,923

 10,000             Australian Wheat Board,
                      5.55%, 5/30/97                                      9,955

 10,000             Australian Wheat Board,
                      5.55%, 6/4/97                                       9,948

 15,000             Broadway Capital Corp.,
                      5.62%, 5/9/97                                      14,981

  4,668             Brown-Forman,
                      5.54%, 5/6/97                                       4,664

 10,000             California Higher Education
                      Loan Authority,
                      5.58%, 5/8/97,
                      LOC State Street Bank                               9,989

 37,000             Fleet Funding Corp.,
                      5.55%, 5/21/97                                     36,886

 10,000             Ford Motor Credit Corp.,
                      5.55%, 5/21/97                                      9,969

  5,000             General Motors Acceptance Corp.,
                      5.54%, 5/20/97                                      4,985

 10,000             General Motors Acceptance Corp.,
                      5.78%, 10/7/97                                      9,745

  4,000             Great Lakes Chemical,
                      5.52%, 5/27/97                                      3,984

 20,000             International Business Machine
                      Credit Corp.,
                      5.51%, 5/21/97                                     19,939

  5,000             McCormick & Co.,
                      5.26% 7/15/97                                       4,945

 15,000             Morgan Stanley Group,
                      5.70%, 5/1/97                                      15,000

 17,588             Nebraska Higher Education,
                      5.55%, 5/21/97,
                      LOC State Street Bank                              17,534

  5,128             Nebraska Higher Education
                      Capital Services,
                      5.54%, 5/29/97                                      5,106

  8,000             Retailer Funding,
                      5.60%, 5/14/97                                      7,984

 17,000             Sara Lee Corp.,
                      5.55%, 6/25/97                                     16,856

 10,000             Sara Lee Corp.,
                      5.55%, 6/26/97                                      9,914

 20,000             Sheffield Receivables,
                      5.55%, 5/2/97                                      19,997

 25,000             Smith Barney,
                      5.54%, 5/21/97                                     24,923

  4,566             Southwest Student Services Corp.,
                      5.55%, 5/21/97,
                      LOC Dresdner Bank, AG                               4,552

 20,000             Southwestern Bell Telephone,
                      5.52%, 5/12/97                                     19,966

  6,000             Unibanco,
                      5.40%, 5/1/97,
                      LOC Westdeutsche Landesbank                         6,000

  7,300             Vehicle Services,
                      5.36%, 5/12/97,
                      LOC NationsBank Texas                               7,288

  5,000             Weyerhaeuser Co.,
                      5.47%, 05/21/97                                     4,985

Total Commercial Paper                                                  326,987

Corporate Notes (37.8%)

 10,000             Armstrong County Hospital,
                      5.75%<F2>, 5/7/97<F3>,
                      LOC FNB-Chicago                                    10,000

  3,000             Associates Corp.,
                      6.75%, 6/13/97                                      3,003

  2,100             Austin Printing Co.,
                      5.70%<F2>, 5/1/97<F3>,
                      LOC Bank One, Akron                                 2,100

  3,180             Automated Packaging System,
                      5.78%<F2>, 5/1/97<F3>
                      LOC National City Bank                              3,180

  6,000             Bankers Trust,
                      5.71%<F2>, 5/1/97                                   5,998

  8,000             Bear Stearns Co.,
                      5.82%<F2>, 5/14/97                                  8,000

    980             Bee Holdings, Inc.,
                      5.70%<F2>, 5/1/97<F3>,
                      LOC National City Bank                                980

  1,950             Bee Holdings, Inc.,
                      5.75%<F2>, 5/1/97<F3>,
                      LOC National City Bank                              1,950

  8,000             Beta Finance,
                      5.79%, 8/13/97                                      8,003

  3,775             Buckeye Corrugated,
                      5.70%<F2>, 5/1/97<F3>,
                      LOC National City Bank                              3,775

  7,250             Capital One Funding Corp.,
                      5.70%<F2>, 5/1/97<F3>,
                      LOC Bank One Texas                                  7,250

  5,000             Exxon Capital Corp.,
                      7.88%, 8/15/97                                      5,032

  5,000             Ford Motor Credit Corp.,
                      5.67%<F2>, 9/2/97                                   5,002

 25,000             General American Life Insurance,
                      5.91%<F2>, 5/1/97<F3> GIC                          25,000

  1,000             General Electric Capital Corp.,
                      9.25% 6/30/97                                       1,006

  2,000             General Electric Capital Corp.,
                      5.88%, 10/1/97                                      2,002

  3,800             General Electric Capital Corp.,
                      7.95%, 2/2/98                                       3,854

  5,000             General Motors Acceptance Corp.,
                      5.86%<F2>, 5/1/97                                   5,001

  3,000             General Motors Acceptance Corp.,
                      7.88%, 2/23/98                                      3,049

  2,000             General Motors Acceptance Corp.,
                      7.50%, 3/16/98                                      2,021

  2,000             General Motors Acceptance Corp.,
                      7.13%, 5/11/98                                      2,015

  1,200             Hancor Inc.,
                      5.70%<F2>, 5/1/97<F3>,
                      LOC National City Bank                              1,200

  8,000             Huntington National Bank,
                      5.66%<F2>, 5/1/97                                   7,998

  6,500             Ivex of Delaware (Kama Project),
                      5.75%<F2>, 5/1/97<F3>,
                      LOC Societe Generale                                6,500

 31,982             Lehman Brothers Government Security,
                      5.88%<F2>, 5/5/97<F3>                              31,982

  9,000             Merril Lynch,
                      5.86%<F2>, 5/1/97                                   9,004

  6,000             Morgan Guaranty Trust Co.,
                      5.46%<F2>, 5/14/97                                  5,998

 15,000             Morgan Stanley Group,
                      5.74%<F2>, 5/1/97<F3>                              15,000

 11,600             OFC Corp.,
                      5.75%<F2>, 5/7/97<F3>,
                      LOC LaSalle Bank                                   11,600

    600             Parkway Business Plaza,
                      5.70%<F2>, 5/1/97<F3>,
                      LOC National City Bank                                600

  3,950             Phillip Morris Cos., Inc.,
                      8.75%, 6/15/97                                      3,963

  1,470             Phillip Morris Cos., Inc.,
                      9.25%, 12/1/97                                      1,498

  5,050             PNC Bank Notes,
                      5.90% 10/15/97                                      5,055

 23,000             Republic New York Securities
                      Master Note,
                      5.88%<F3>, 5/6/97                                  23,000

  2,505             Sandridge Foods,
                      5.78%<F2>, 5/1/97<F3>,
                      LOC Bank One, Akron                                 2,505

 25,000             SeaRiver Maritime, Inc.,
                      5.78%<F2>, 5/1/97<F3>,
                      Guaranteed by Exxon Corp.                          25,000

  1,390             SGS Tool Co.,
                      5.78%<F2>, 5/1/97<F3>,
                      LOC National City Bank                              1,390

  1,500             SGS Tool Co.,
                      5.78%<F2>, 5/1/97<F3>,
                      LOC National City Bank                              1,500

  7,170             Shelbourne Realty,
                      5.66%<F2>, 5/1/97<F3>,
                      LOC Star Bank                                       7,170

    605             TPC Properties, Inc.,
                      5.70%<F2>, 5/1/97<F3>,
                      LOC National City Bank                                605

  5,000             USL Capital Corp.,
                      5.56%, 6/2/97                                       4,999

  2,000             USL Capital Corp.,
                      5.65%, 6/23/97                                      2,000

  5,000             Venturecor, Inc.,
                      5.75%<F2>, 5/7/97<F3>,
                      LOC FNB-Chicago                                     5,000

  2,500             Xerox Corp.,
                      9.63%, 9/1/97                                       2,532

 14,000             Xerox Credit Corp.,
                      5.61%<F2>, 5/1/97                                  14,000

  2,335             Zanetos Partnership Project,
                      5.78%<F2>, 5/1/97<F3>,
                      LOC National City Bank                              2,335

Total Corporate Notes                                                   300,655

Municipal Bonds (0.9%)

Virginia (0.9%):
  7,000             Industrial Development Authority
                      of Bedford, VA,
                      5.79%<F2>, 6/27/97,
                      LOC Societe Generale                                7,000

Total Municipal Bonds                                                     7,000

U.S. Government Agencies (11.8%)

Federal Farm Credit Bank:
  5,000             5.93%, 7/1/97                                         5,002

Federal Home Loan Bank:
  8,000             4.25%, 6/30/97                                        7,978

  3,000             5.81%, 1/30/98                                        3,000

Federal National Mortgage Assoc.:
 15,000             5.54%<F2>, 5/6/97                                    15,000

 20,000             5.68%<F2>, 5/6/97                                    20,000

  5,000             5.53%, 12/16/97                                       4,997

Student Loan Marketing Assoc.:
  6,000             5.55%<F2>, 5/6/97                                     5,999

  4,500             5.57%<F2>, 5/6/97                                     4,501

 10,000             5.55%<F2>, 5/6/97                                     9,998

 10,000             5.71%<F2>, 5/6/97                                    10,009

  7,000             5.54%, 2/25/98                                        6,995

Total U.S. Government Agencies                                           93,479

U.S. Treasury Notes (3.2%)

  7,000             5.75%, 9/30/97                                        6,999

  7,000             5.25%, 12/31/97                                       6,987

  7,000             7.88%, 1/15/98                                        7,105

  4,000             6.13%, 3/31/98                                        4,004

Total U.S. Treasury Notes                                                25,095

Total Investments                                                       771,154

Repurchase Agreements (2.9%)

 22,874             Paine Webber Securities Corp.,
                      5.42%, 5/1/97
                      (Collateralized by $28,873
                      U.S. Treasury Notes,
                      5.88-7.88%, 5/31/01-11/30/01,
                      market value--$28,281)                             22,874

Total Repurchase Agreements                                              22,874

Total (Cost $794,028) <F1>                                             $794,028


Percentages indicated are based on net assets of $794,425.

<F1> Cost for federal income tax and financial reporting purposes are the same.

<F2> Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1997.

<F3> Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semi-annually.

LOC--Letter of Credit

GIC--Guaranteed Insurance Contract

See notes to financial statements.



THE VICTORY PORTFOLIOS                                  Schedule of Investments
Tax-Free Money Market Fund                                       April 30, 1997

(Amounts in Thousands, Except Shares)                               (Unaudited)


Shares or
Principal                                                             Amortized
Amount              Security Description                                   Cost


Municipal Bonds (99.1%)

Alaska (0.2%):
$      750          Anchorage, Prerefunded,
                      5.90%, 6/1/97                                    $    751

Arizona (0.4%):
     1,500          Pima County IDR,
                      4.65%<F2>, 5/1/97<F3>,
                      LOC National City Bank                              1,500

California (2.4%):
     5,500          State,
                      4.50%, 6/30/97                                      5,505

     2,700          Orange County,
                      Transportation Authority, Series 8,
                      3.60%<F2>, 5/7/97,
                      LOC Bank of New York                                2,700
                                                                          8,205

Colorado (0.3%):
     1,000          Arvada Industrial,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Union Bank of Switzerland                       1,000

District of Columbia (1.4%):
     5,000          District of Columbia Housing
                      Finance Agency,
                      Mortgage Revenue,
                      Single Family, Series B,
                      3.75%<F2>, 12/1/97<F3>, GNMA/FNMA                   5,000

Florida (2.8%):
     9,800          Dade County Housing Finance
                      Authority,
                      4.15%<F2>, 5/7/97<F3>,
                      LOC John Hancock                                    9,800

Georgia (2.0%):
     2,900          Athens-Clark County IDR,
                      Phone Merieux Project,
                      3.50%, 6/12/97,
                      LOC Societe Generale                                2,900

     1,785          State Residential Financial Authority,
                      Home Ownership Management,
                      Series D, 3.70%<F2>, 6/1/97<F3>,
                      BPA FNB-Chicago                                     1,785

     2,100          State Residential Financial Authority,
                      Home Ownership Management,
                      Series C, 3.70%<F2>, 6/1/97<F3>,
                      SPA FNB-Chicago                                     2,100
                                                                          6,785

Illinois (7.6%):
     1,125          Development Financial Authority,
                      Catherine Cook School Project,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Harris Bank                                     1,125

     1,500          Development Financial Authority,
                      Kindlon Partnership Project,
                      4.75%<F2>, 5/1/97<F3>,
                      LOC Lasalle National Bank                           1,500

     8,000          Development Financial Authority,
                      Pollution Control Revenue,
                      Consolidated Edison Project,
                      Series B, 4.50%<F2>, 5/7/97<F3>,
                      LOC Bank of New York                                8,000

     1,000          Development IDR,
                      4.60%<F2>, 5/7/97<F3>,
                      LOC ABN Amro Bank                                   1,000

     4,400          Financial Authority,
                      4.70%<F2>, 5/7/97<F3>,
                      LOC LaSalle National Bank                           4,400

     2,100          Educational Facilities Authority,
                      Field Museum
                      National History, Revenue Bond,
                      4.50%<F2>, 5/7/97<F3>,
                      LOC Northern Trust                                  2,100

     3,600          Health Facility, West Suburban
                      Hospital Medical Center,
                      Revenue Bond,
                      4.50%<F2>, 5/7/97<F3>,
                      LOC FNB-Chicago                                     3,600

     2,800          Kankakee County IDR,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Societe Generale                                2,800

     1,975          Tinley Park Multi-Family
                      Revenue,
                      4.55%<F2>, 5/1/97<F3>,
                      LOC LaSalle National Bank                           1,975
                                                                         26,500

Indiana (19.6%):
     7,400          Bartholomew Consolidated
                      School Corp.,
                      4.00%, 6/30/97                                      7,404

     7,390          Bartholomew Consolidated
                      School Corp.,
                      4.00%, 12/31/97                                     7,404

     3,400          Carmel Clay Schools,
                      4.25%, 12/31/97                                     3,410

     4,740          Concord Community Schools,
                      4.25%, 12/31/97                                     4,754

     1,100          Greenwood Economic Development,
                      Endress & Hauser Inc., Series B,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Indianapolis                           1,100

     2,470          Greenwood IDR,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Indianapolis                           2,470

     1,550          Griffith Public School District,
                      4.00%, 6/30/97                                      1,551

     1,550          Griffith Public School District,
                      4.00%, 12/31/97                                     1,552

     7,000          Hammond Industrial,
                      LOCal Public Improvement,
                      4.20%, 1/1/97                                       7,023

     4,100          Michigan City Area Schools,
                      4.00%, 6/30/97                                      4,102

     4,100          Michigan City Area Schools,
                      4.00%, 12/31/97                                     4,106

     2,000          Petersburg, Pollution Control,
                      Revenue Bond, Indianapolis
                      Power & Light, Series B,
                      4.60%<F2>, 5/7/97<F3>, AMBAC                        2,000

     2,540          Scottsburg,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC PNC Bank                                        2,540

     4,100          Seymour,
                      4.65%<F2>, 5/1/97<F3>,
                      LOC Federal Home Loan Bank                          4,100

       500          Seymour,
                      4.65%<F2>, 5/1/97<F3>,
                      LOC Federal Home Loan Bank                            500

     4,110          State Development Financial
                      Authority, Ecomomic
                      Development Revenue,
                      Dura-Crete Project,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Dayton                                 4,110

     2,000          State Development Financial
                      Authority, Educational
                      Facilities, Historical Society,
                      Revenue Bond,
                      4.50%<F2>, 5/7/97<F3>,
                      LOC NBD Bank                                        2,000

     3,000          State Educational Facilities,
                      St. Mary Project,
                      Revenue Bond,
                      4.50%<F2>, 5/7/97<F3>,
                      LOC NBD Bank                                        3,000

       850          Syracuse Economic
                      Development Revenue,
                      4.60%<F2>, 5/1/97<F3>,
                      LOC Bank One Indianapolis                             850

     3,075          Valparaiso Community Schools,
                      4.00%, 12/31/97                                     3,079

     1,030          Wakarusa Economic
                      Development,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC
                      Bank One Indianapolis                               1,030
                                                                         68,085

Iowa (2.2%):
     4,325          City of Urbandale,
                      3.90%<F2>, 5/1/97<F3>,
                      Guaranteed by
                      Principle Mutual
                      Life Insurance Co.                                  4,325

     3,100          Ottumwa Community
                      School District, GO,
                      4.30%, 8/5/97                                       3,102
                                                                          7,427

Kansas (0.7%):
     2,300          Fairway,
                      3.90%<F2>, 5/1/97<F3>,
                      Guaranteed by
                      Principle Mutual
                      Life Insurance Co.                                  2,300

Kentucky (12.6%):
     1,210          Bath County,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                1,210

     2,475          Boone County,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC PNC Bank                                        2,475

     3,000          Boone County,
                      4.74%<F2>, 5/2/97<F3>,
                      LOC Star Bank                                       3,000

     5,000          Carroll County IDR,
                      4.80%<F2>, 5/7/97<F3>,
                      LOC National City Bank                              5,000

     2,900          Covington,
                      4.60%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                2,900

     3,500          Elsmere Industrial Building
                      Revenue, Mazak Corp. Project,
                      Revenue Bond,
                      4.72%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                3,500

     2,500          Hillsborough County, Ringhaven,
                      4.75%<F2>, 5/1/97<F3>,
                      LOC Mellon Bank                                     2,500

     4,500          Jefferson County,
                      4.72%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                4,500

     1,400          Lewis County,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                1,400

     2,400          Louisville, Zeochem,
                      4.70%<F2>, 5/7/97<F3>,
                      LOC National City Bank                              2,400

    10,600          Mayfield Multi-City Lease Revenue,
                      4.15%<F2>, 5/7/97<F3>,
                      LOC PNC Bank                                       10,600

     1,450          Rural Economic Development
                      Authority,
                      PB&S Chemical Co Project,
                      Revenue Bond,
                      4.65%<F2>, 5/1/97<F3>,
                      LOC Westdeutsche Landesbank                         1,450

     3,000          Somerset Glen Oak,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Milwaukee                              3,000
                                                                         43,935

Louisiana (1.2%):
     4,265          St. Tammany Public Finance
                      Authority,
                      4.75%<F2>, 5/1/97<F3>,
                      LOC Banque Paribas                                  4,265

Maine (2.8%):
     1,000          Portland Schools, GO,
                      4.10%, 6/1/97                                       1,000

     5,000          Public Utility Revenue,
                      Public Services Co. Project,
                      4.75%<F2>, 5/7/97<F3>,
                      LOC Bank of New York                                5,000

     1,100          Scarborough,
                      4.00%, 6/30/97                                      1,101

     2,700          State GO,
                      4.00%, 6/12/97                                      2,701
                                                                          9,802

Michigan (0.9%):
     1,000          Higher Education Facilities
                      Authority, Davenport College
                      Project, Revenue Bond,
                      4.60%<F2>, 5/1/97<F3>,
                      LOC Old Kent Bank                                   1,000

     1,100          State Strategic Fund,
                      4.65%<F2>, 5/7/97<F3>,
                      LOC Comerica Bank                                   1,100

       800          State Strategic Fund,
                      4.80%<F2>, 5/7/97<F3>,
                      LOC Harris Trust                                      800
                                                                          2,900

Minnesota (0.9%):
     3,000          St.Cloud Housing, Webway,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC National City Bank                              3,000

Missouri (2.7%):
     1,130          Cuba IDR,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Cleveland                              1,130

     3,600          Kansas City,
                      3.90%<F2>, 5/1/97<F3>,
                      LOC Principle Mutual
                      Life Insurance Co.                                  3,600

     4,725          St. Louis IDR,
                      4.60%<F2>, 5/7/97<F3>,
                      LOC LaSalle National Bank                           4,725
                                                                          9,455

Montana (2.6%):
     6,995          State Health Facilities Authority,
                      Health Care-Pooled
                      Loan Project, Series A,
                      Revenue Bond,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Norwest Bank of Minnesota                       6,995

     2,000          St. Charles County, Industrial
                      Development Authority,
                      Venture Stores Project,
                      Revenue Bond,
                      4.50%<F2>, 5/7/97<F3>,
                      LOC State Street Bank & Trust                       2,000
                                                                          8,995

Nebraska (1.4%):
     5,000          Investment Finance,
                      3.80%, 7/15/97<F3>, GNMA/FGIC                       5,000

Nevada (1.4%):
     5,000          Clark County IDR,
                      Nevada Power Co. Project, Series A,
                      4.15%<F2>, 5/7/97<F3>,
                      LOC Barclays Bank                                   5,000

New Hampshire (1.1%):
     1,850          Belknap County,
                      4.16%, 6/30/97                                      1,850

     2,000          Belknap County,
                      4.10%, 6/30/97                                      2,000
                                                                          3,850

New York (0.1%):
       500          New York City, Municipal
                      Assistance Corp., Series D,
                      4.00%, 7/1/97, AMBAC                                  500

Ohio (4.9%):
       275          Beavercreek,
                      4.25%, 5/1/97                                         275

       775          Cleveland Public
                      Power System,
                      8.38%, 8/1/17<F3>,
                      Prerefunded 8/1/97 @ 102                              799

     1,500          Crawford County,
                      4.21%, 5/16/97                                      1,500

     4,040          Franklin County IDR,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                4,040

     1,500          Geneva Area City Schools,
                      4.06%, 5/1/97                                       1,500

     1,240          Northwood,
                      4.80%, 7/31/97                                      1,242

       900          Seven Hills,
                      4.15%, 7/31/97                                        900

       500          Sheffield Lake,
                      4.27%, 8/1/97                                         500

     2,310          Stark County Health Care Facilities,
                      St. Joseph Hospice Project,
                      Revenue Bond,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Bank One Akron                                  2,310

     4,000          Student Loan Funding Corp.,
                      4.45%<F2>, 5/7/97<F3>,
                      LOC Bank of America                                 4,000
                                                                         17,066

Oklahoma (1.4%):
     5,000          Development Financial Authority,
                      Seaboard Farms Project,
                      Revenue Bond,
                      4.75%<F2>, 5/7/97<F3>,
                      LOC Bank of New York                                5,000

Oregon (0.5%):
     1,845          Portland Multifamily Revenue,
                      University Parks
                      Apartment Project,
                      Revenue Bond,
                      4.50%<F2>, 5/7/97<F3>,
                      LOC Chase Manhattan Bank                            1,845

Pennsylvania (1.0%):
     3,600          Lawrence County IDR,
                      L&N Metallurgical Products,
                      4.85%<F2>, 5/1/97<F3>,
                      LOC Banque Paribas                                  3,600

Tennesssee (3.5%):
     6,200          Hawkins County, Kingston,
                      5.05%<F2>, 5/7/97<F3>,
                      LOC Bankers Trust                                   6,200

     5,900          McKenzie IDR, Noma
                      Outdoor Products Project,
                      4.85%<F2>, 5/1/97<F3>,
                      LOC Wachovia Bank & Trust                           5,900
                                                                         12,100

Texas (5.8%):
     5,000          Georgetown Higher Education Finance,
                      Southwestern University,
                      Revenue Bond,
                      4.60%<F2>, 5/7/97<F3>,
                      LOC Chase Manhattan Bank                            5,000

     6,000          Grapevine,
                      4.60%<F2>, 5/7/97<F3>,
                      LOC FNB-Chicago                                     6,000

     4,140          Harris County,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Morgan Guaranty                                 4,140

     5,000          State,
                      4.75%, 8/29/97                                      5,012
                                                                         20,152

Virginia (0.4%):
     1,500          Bedford County,
                      4.70%<F2>, 5/1/97,
                      LOC Canadian Imperial Bank
                      of Commerce                                         1,500

Washington (2.0%):
     6,800          King County, Baseball Stadium,
                      4.65%<F2>, 5/7/97<F3>,
                      LOC Bank of America                                 6,800

Wisconsin (12.3%):
       860          Appleton IDR,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Milwaukee                                860

     2,700          Edgerton School District,
                      4.03%, 10/31/97                                     2,701

     3,270          Fredonia IDR,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Milwaukee                              3,270

     1,090          Germantown Industrial Revenue,
                      Jeanne Tanner Project,
                      Revenue Bond,
                      3.40%<F2>, 5/2/97<F3>,
                      LOC Bank One Milwaukee                              1,090

     2,500          Germantown School District,
                      3.93%, 8/29/97                                      2,500

     2,800          Janesville,
                      4.72%<F2>, 5/1/97<F3>,
                      LOC General Electric Credit Corp.                   2,800

     3,735          Kenosha Metalmen,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Milwaukee                              3,735

     1,280          Mosinee School District,
                      4.08%, 9/15/97                                      1,280

     1,350          New Berlin IDR,
                      Wenninger Project,
                      4.75%<F2>, 5/1/97<F3>,
                      LOC Bank One Milwaukee                              1,350

     1,960          New Richmond School District,
                      4.11%, 10/31/97                                     1,960

     1,435          Oak Creek,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Milwaukee                              1,435

     1,000          Oshkosh IDR,
                      Oshkosh Architectural Project,
                      4.75%<F2>, 5/1/97<F3>,
                      LOC Norwest Bank                                    1,000

     1,000          Oshkosh, Schloesser,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Milwaukee                              1,000

     3,000          Plymouth IDR,
                      4.75%<F2>, 5/1/97<F3>,
                      LOC Rabobank                                        3,000

     1,675          Port Washington-Saukville
                      School District,
                      4.11%, 10/30/97                                     1,675

     1,200          Prairie Du Chien,
                      4.75%<F2>, 5/1/97<F3>,
                      LOC LaSalle National Bank                           1,200

     6,700          Stevens Point Area School District,
                      3.92%, 10/8/97                                      6,701

     1,700          Waukesha IDR,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Bank One Milwaukee                              1,700

     3,600          Whitefish Bay School District,
                      3.83%, 6/20/97                                      3,600
                                                                         42,857

Total Municipal Bonds                                                   344,975

Investment Companies (0.4%)

 1,461,807          Federated Tax-Free Money Market                       1,462

       628          Fidelity Ohio Tax Free Fund                               1

Total Investment Companies                                                1,463

Total (Cost $346,438) <F1>                                             $346,438


Percentages indicated are based on net assets of $348,205.

<F1> Cost and value for federal income tax and financial reporting purposes are the same.

<F2> Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1997. Maturity date reflects the next rate change date.

<F3> Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semi-annually.

AMBAC--Insured by AMBAC Indemnity Corp.

FGIC--Insured by Financial Guaranty Insurance Corp.

FNMA--Fannie Mae

GNMA--Government National Mortgage Assoc.

GO--General Obligation

IDR--Industrial Development Revenue

LOC--Letter of Credit

SPA--Standby Purchase Agreement

See notes to financial statements.



THE VICTORY PORTFOLIOS                                  Schedule of Investments
Ohio Municipal Money Market Fund                                 April 30, 1997

(Amounts in Thousands, Except Shares)                               (Unaudited)


Shares or
Principal                                                             Amortized
Amount              Security Description                                   Cost


Municipal Bonds (99.3%)

Ohio (99.3%):
$      625          Akron Bath Copley
                      Township Hospital,
                      4.65%<F2>, 5/1/13,
                      LOC National City Bank                           $    625

     3,820          Akron Special Assessment,
                      4.15%, 12/19/97                                     3,831

     9,700          Akron University,
                      3.64%, 7/15/97                                      9,701

     2,000          Archbold Village GO,
                      4.55%, 3/26/98                                      2,011

     3,000          Auglaize County,
                      4.80%<F2>, 5/1/97,
                      LOC Bank One Dayton                                 3,000

     1,700          Avon,
                      4.24%, 7/2/97                                       1,701

     1,940          Barberton,
                      4.45%, 4/23/98                                      1,944

     1,300          Barberton,
                      4.15%, 5/15/97                                      1,300

       600          Beavercreek Local School District,
                      4.30%, 6/27/97                                        600

     1,550          Bedford Heights IDR,
                      4.75%<F2>, 5/7/97,
                      LOC National City Bank                              1,550

       960          Bellville,
                      4.16%, 10/22/97                                       960

     1,800          Belmont County GO,
                      3.93%, 10/1/97                                      1,802

     2,089          Belmont County GO,
                      4.12%, 11/25/97                                     2,092

     1,080          Blue Ash IDR,
                      Air Specialists Project,
                      3.65%, 3/1/05<F3>,
                      LOC Key Bank                                        1,080

     3,330          Bluffton GO,
                      4.22%, 6/19/97                                      3,333

     2,500          Bowling Green,
                      4.67%<F2>, 5/1/97,
                      LOC General Electric Capital Corp.                  2,500

     2,950          Bowling Green,
                      4.09%, 9/11/97,
                      LOC General Electric Capital Corp.                  2,951

     1,075          Bowling Green IDR,
                      4.69%<F2>, 5/1/97<F3>,
                      LOC Mid American National Bank                      1,075

     3,100          Brooklyn,
                      3.68%, 12/4/97                                      3,101

       450          Brooklyn Heights IDR,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Cleveland                                450

     5,600          Butler County,
                      4.60%<F2>, 5/1/97<F3>,
                      FNMA Collateral Agreement                           5,600

     1,000          Butler County Hospital
                      Facilities Revenue,
                      4.60%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                1,000

     4,650          Centerville Health Care Revenue,
                      Bethany Lutheran,
                      4.55%<F2>, 5/7/97,
                      LOC PNC Bank                                        4,650

     2,270          Chillicothe EDR,
                      4.65%<F2>, 5/1/97<F3>,
                      LOC Huntington National Bank                        2,270

       300          Cincinnati & Hamilton County
                      Port Authority IDR,
                      Bethesda One Ltd.,
                      4.60%<F2>, 5/7/97<F3>,
                      LOC Bank One, Columbus                                300

       500          Cincinnati & Hamilton County
                      Port Authority IDR,
                      Multi-Color Corp. Project,
                      4.60%<F2>, 5/7/97,
                      LOC PNC Ohio                                          500

     7,400          Cincinnati & Hamilton IDR,
                      3.90%<F2>, 5/1/15<F3>,
                      LOC PNC Bank                                        7,400

     1,145          Clermont County EDR,
                      4.75%<F2>, 5/1/97<F3>,
                      LOC Star Bank                                       1,145

     1,700          Clermont County GO,
                      4.14%, 12/19/97                                     1,704

     1,500          Cleveland City School District,
                      5.00%, 6/1/97, AMBAC                                1,502

     1,784          Cleveland Heights GO,
                      4.10%, 8/28/97                                      1,785

     6,700          Clinton County Airport
                      Facilities Revenue,
                      4.60%<F2>, 5/1/97<F3>,
                      LOC Wachovia Bank
                      of North Carolina                                   6,700

       500          Clinton County IDR,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                  500

    11,500          Columbus Electric Systems Revenue,
                      3.60%<F2>, 5/1/97<F3>,
                      LOC Union Bank of Switzerland                      11,500

       500          Columbus Sewer Revenue,
                      4.50%<F2>, 5/1/97<F3>                                 500

     1,050          Crawford County GO,
                      4.35%, 5/16/97                                      1,050

       545          Cuyahoga County EDR,
                      Crestmont-Cleveland
                      Partnership Project,
                      3.85%,10/15/97<F3>,
                      LOC Bank One                                          545

       600          Cuyahoga County Hospital Revenue,
                      St. Luke's Hospital,
                      4.50%<F2>, 5/7/97<F3>,
                      LOC First National
                      Bank of Chicago                                       600

     3,480          Cuyahoga County IDR,
                      4.80%<F2>, 4/1/16<F3>,
                      LOC Bank One Cleveland                              3,480

       350          Cuyahoga County IDR,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC National City Bank                                350

       400          Cuyahoga County IDR,
                      Allen Group Project,
                      3.25%<F2>, 5/1/97<F3>,
                      LOC Dresdner Bank AG                                  400

     2,700          Cuyahoga County IDR,
                      Allen Group Project,
                      4.60%, 5/7/97,
                      LOC Union Bank of Switzerland                       2,700

     2,220          Cuyahoga County IDR,
                      Decorp Project,
                      4.70%<F2>, 5/1/97,
                      LOC Bank One Cleveland                              2,220

     1,000          Cuyahoga County IDR,
                      Edgcomb Metals Co. Project,
                      4.50%<F2>, 5/7/97,
                      LOC Banque National de Paris                        1,000

       355          Cuyahoga County IDR,
                      Interstate Diesel,
                      5.00%<F2>, 5/2/97<F3>,
                      LOC Huntington National Bank                          355

     4,710          Cuyahoga County IDR,
                      Playhouse Square
                      Foundation Project,
                      4.65%<F2>, 5/7/97<F3>,
                      LOC National City Bank                              4,710

     3,865          Cuyahoga County IDR,
                      Skylight Lodging Ltd.,
                      4.97%<F2>, 5/7/97<F3>,
                      LOC National City Bank                              3,865

     2,400          Cuyahoga Falls Hospital
                      Facilities Revenue,
                      Portage Trail Care Center Project,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                2,400

     3,300          Cuyahoga Falls Hospital
                      Facilities Revenue,
                      Portage Trail Care Center Project,
                      4.70%<F2>, 5/1/97,
                      LOC Provident Bank                                  3,300

     5,000          Dayton GO,
                      3.80%, 12/16/97                                     5,005

       660          Defiance County IDR,
                      Dietrich Industries Inc. Project,
                      4.70%<F2>, 5/1/97,
                      LOC PNC Bank                                          660

       900          Delaware County IDR,
                      Radiation Sterilizers,
                      3.75%<F2>, 5/1/97<F3>,
                      LOC Wells Fargo & Co.                                 900

       570          Dover GO,
                      4.15%, 5/23/97                                        570

     4,000          Dublin City School District GO,
                      4.00%, 6/10/97                                      4,002

     7,900          Dublin GO,
                      4.03%, 6/18/97                                      7,900

     1,400          East Palestine City
                      School District GO,
                      4.00%, 1/29/98                                      1,401

     1,455          Eastern Local School District,
                      4.65%, 5/30/97                                      1,456

       920          Elyria,
                      3.97%, 11/5/97                                        921

     2,000          Elyria GO,
                      4.00%, 12/4/97                                      2,003

     1,800          Euclid,
                      4.15%, 7/11/97                                      1,801

       661          Fairfield County GO,
                      4.65%, 9/3/97                                         662

     1,270          Finneytown,
                      4.22%, 7/17/97                                      1,272

     1,000          Finneytown GO,
                      4.38%, 7/17/97                                      1,002

     2,600          Franklin County EDR,
                      Dominican Sisters,
                      4.60%<F2>,5/1/97<F3>,
                      LOC Fifth Third Bank                                2,600

     1,820          Franklin County Health Care
                      Facilities Revenues,
                      Lifeline Organ Procurement,
                      4.60%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                1,820

     1,030          Franklin County Health
                      System Revenue,
                      Health Care Facilities--
                      Wesley Glen,
                      4.72%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                1,030

     2,960          Franklin County Health
                      System Revenue,
                      Health Care Facilities--
                      Wesley Glen,
                      4.72%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                2,960

     2,900          Franklin County Hospital Revenue,
                      Childrens Hospital Project--
                      Series B,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Columbus                               2,900

       200          Franklin County Hospital Revenue,
                      Holy Cross Health System,
                      4.50%<F2>, 5/1/97<F3>,
                      LOC Morgan Guaranty                                   200

     1,000          Franklin County Hospital Revenue,
                      Lutheran Sr. City Inc. Project,
                      4.55%<F2>, 5/1/15,
                      LOC NBD Bank                                        1,000

     1,525          Franklin County Hospital Revenue,
                      National Church Residences Project,
                      4.70%<F2>,5/1/97,
                      LOC Fifth Third Bank                                1,525

     2,070          Franklin County IDR,
                      3.80%, 9/1/97<F3>,
                      LOC Key Bank                                        2,070

     3,560          Franklin County IDR,
                      Capitol South Community
                      Redevelopment
                      3.55%<F2>, 5/1/97<F3>,
                      LOC Huntington National Bank                        3,560

     7,100          Franklin County IDR,
                      Jacobson Stores,
                      3.55%<F2>, 5/1/97,
                      LOC Bank One                                        7,100

       700          Franklin County Multifamily Revenue,
                      4.75%<F2>, 5/1/97<F3>,
                      LOC Huntington Bank                                   700

     1,800          Geauga County,
                      3.90%, 12/18/97                                     1,802

     1,300          Georgetown School District,
                      4.00%, 12/19/97                                     1,302

       700          Granville GO,
                      3.97%, 5/19/97                                        700

     3,200          Greene County Apple Valley,
                      Apple Valley Project
                      3.65%<F2>, 5/1/97,
                      LOC PNC Bank                                        3,200

     1,810          Grove City EDR,
                      Cross Country Inns Inc.,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Bank One Columbus                               1,810

    10,000          Hamilton County,
                      4.25%, 7/10/97                                     10,005

     2,325          Hamilton County EDR,
                      Berman Printing Co. Project,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                2,325

     2,200          Hamilton County EDR,
                      Cincinnati Performing Arts,
                      4.62%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                2,200

     3,340          Hamilton County EDR,
                      TBM Inc. Project,
                      4.75%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                3,340

     4,100          Hamilton County Hospital
                      Facilities Revenue,
                      Beechwood Home Project,
                      4.64%<F2>,5/1/97<F3>,
                      LOC Star Bank                                       4,100

     7,000          Hamilton County
                      Multifamily Revenue,
                      Forest Ridge Apartment Project,
                      4.70%<F2>, 5/1/97,
                      LOC PNC Bank                                        7,000

     1,295          Hancock County EDR,
                      3.75%, 6/1/97<F3>,
                      LOC Bank One                                        1,295

     3,285          Higher Education Facilities
                      Commission Revenue,
                      Mount Union College Project,
                      4.55%<F2>, 5/1/97<F3>,
                      LOC NBD Bank                                        3,285

     1,200          Highland Heights,
                      3.90%, 6/18/97                                      1,201

     2,500          Highland Heights,
                      3.97%,12/18/97                                      2,503

       835          Hilliard IDR,
                      Baesman Printing Corp Project,
                      4.70%<F2>,
                      LOC Fifth Third Bank                                  835

       500          Holmes County IDR,
                      Poultry Processing Project,
                      4.65%<F2>, 5/7/97,
                      LOC Rabobank                                          500

     8,000          Housing Finance Agency,
                      Mortgage Revenue,
                      3.65%, 3/2/98<F3>, AIG                              8,000

     7,400          Housing Finance Agency,
                      Multifamily Housing Revenue,
                      Hunters Glen Project,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC PNC Bank                                        7,400

     5,800          Housing Finance Agency,
                      Single Family Mortgage Revenue,
                      4.10%<F2>, 5/7/97,
                      GNMA/Bank of New York                               5,800

     2,150          Huron County IDR,
                      American Baler Co. Project,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Indianapolis                           2,150

       700          Jefferson Village,
                      3.93%, 12/19/97                                       701

     5,000          Kent,
                      4.00%, 7/15/97                                      5,004

       700          Kings Local School District GO,
                      4.40%, 7/11/97                                        700

     2,125          Lake County,
                      4.15%, 10/9/97                                      2,126

       657          Lake County,
                      4.15%, 10/29/97                                       657

     1,650          Lebanon GO,
                      4.37%, 10/16/97                                     1,652

     1,670          Licking County IDR,
                      Sunfield Inc. Project,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Columbus                               1,670

     6,700          Lima Hospital Revenue,
                      Lima Memorial Hospital
                      4.60%<F2>, 5/1/97<F3>,
                      LOC Bank One Columbus                               6,700

       841          Lorain,
                      5.25%, 3/27/98                                        850

     1,959          Lorain County,
                      4.75%, 10/29/97                                     1,964

     1,320          Lorain County EDR,
                      Crestmont-Cleveland
                      Partnership Project,
                      3.85%<F2>,10/15/97<F3>,
                      LOC Bank One                                        1,320

     1,083          Lorain County GO,
                      4.22%, 8/29/97                                      1,084

     1,770          Lorain County Hospital Revenue,
                      Humility of Mary Healthcare
                      4.55%, 5/7/97,
                      LOC PNC Bank                                        1,770

     1,000          Lorain County IDR,
                      French Creek Partners,
                      4.75%<F2>, 5/1/97,
                      LOC Bank One                                        1,000

     1,130          Lucas County EDR,
                      Cross Country Inns--
                      Maumee Project,
                      3.75%, 6/1/97<F3>,
                      LOC Bank One                                        1,130

       500          Lucas County Hospital Revenue,
                      Flower Memorial Hospital--
                      Series B
                      6.10%, 12/1/97, MBIA                                  507

       400          Lucas County Hospital Revenue,
                      Sunshine Childrens Home Project,
                      4.65%<F2>, 5/1/97<F3>,
                      LOC National City Bank                                400

       510          Lucas County Hospital Revenue,
                      Sunshine Childrens Home Project,
                      4.65%<F2>, 5/1/97<F3>,
                      LOC National City Bank                                510

     6,000          Lucas County IDR,
                      Ohio Citizens Bank Project,
                      4.65%<F2>, 5/1/97<F3>,
                      LOC National City Bank                              6,000

     1,000          Maderia Local School District GO,
                      4.22%, 7/17/97                                      1,001

     4,300          Mahoning County Healthcare
                      Facilities Revenue,
                      4.55%<F2>, 5/7/97,
                      LOC PNC Bank                                        4,300

       290          Mahoning County IDR,
                      4.60%<F2>, 5/1/97,
                      LOC Bank One Akron                                    290

     2,000          Mahoning County Revenue,
                      Long Term Care Facilities,
                      4.60%, 5/1/97,
                      LOC PNC Bank                                        2,000

       660          Maple Heights,
                      4.10%, 7/9/97                                         660

       855          Marion County Hospital
                      Improvement Revenue,
                      Pooled Leasing Program,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Bank One Akron                                    855

       230          Marion County Hospital
                      Improvement Revenue,
                      Pooled Leasing Program,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Bank One Columbus                                 230

       211          Marion County Hospital
                      Improvement Revenue,
                      Pooled Leasing Program,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Bank One Columbus                                 211

     1,660          Marion County Hospital
                      Improvement Revenue,
                      Pooled Leasing Program,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Bank One Columbus                               1,660

       480          Marion County Hospital
                      Improvement Revenue,
                      Pooled Leasing Program,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Bank One Columbus                                 480

         5          Marion County Hospital
                      Improvement Revenue,
                      Pooled Leasing Program,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Bank One Columbus                                   5

     1,400          Mason,
                      4.10%, 12/18/97                                     1,403

       600          Mason,
                      4.22%, 3/31/98                                        601

       900          Mayfield Heights,
                      4.22%, 7/3/97                                         900

     3,250          McComb Local School District,
                      4.00%, 9/19/97                                      3,253

       500          Medina County GO,
                      4.50%, 10/9/97                                        501

       360          Medina County IDR,
                      Nationwide One 1989 Project,
                      3.90%<F2>, 5/1/97<F3>,
                      LOC Bank One                                          360

       995          Medina County IDR,
                      Partnership in Plastic Project,
                      4.85%<F2>, 5/1/97<F3>,
                      LOC Bank One Akron                                    995

       760          Montgomery County Healthcare
                      Facilities Revenue,
                      GTR Dayton Area-MRI Project,
                      4.65%<F2>, 5/7/97<F3>,
                      LOC Key Bank                                          760

     2,420          Montgomery County IDR,
                      Citywide Development Corp. Project
                      4.80%, 5/1/97,
                      LOC Banc One Dayton                                 2,420

       385          Montgomery County IDR,
                      Town Centers Ltd. Partner Project,
                      3.80%<F2>, 5/15/97<F3>,
                      LOC National City Bank                                385

     5,000          Montgomery County Multifamily
                      Housing Revenue,
                      Pedcor Investments--Lyons Gate
                      4.65%<F2>, 5/1/97<F3>,
                      LOC Federal Home Loan Bank                          5,000

     8,000          Montgomery County Revenue,
                      Sister Charity Healthcare,
                      4.60%<F2>, 5/1/97<F3>,
                      SPA Toronto Dominion Bank                           8,000

     2,770          Montgomery IDR,
                      Bethesda Two Ltd.,
                      5.00%<F2>, 5/2/97<F3>,
                      LOC Huntington National Bank                        2,770

     1,570          Muskingum County,
                      5.00%<F2>, 5/1/97,
                      LOC Huntington National Bank                        1,570

     3,000          New Bremen Local
                      School District GO,
                      4.20%, 5/29/97                                      3,001

       300          North Baltimore Local
                      School District GO,
                      4.60%, 4/16/98                                        302

       660          Norwalk GO,
                      4.50%, 9/25/97                                        661

     2,887          Orange Village,
                      3.85%, 1/29/98                                      2,887

     1,555          Orrville Hospital Facilities Revenue,
                      4.65%<F2>, 5/7/97<F3>,
                      LOC National City Bank                              1,555

       200          Orrville ID,
                      4.80%<F2>, 5/7/97<F3>,
                      LOC National City Bank                                200

       200          Orrville ID,
                      4.80%<F2>, 5/7/97<F3>,
                      LOC National City Bank                                200

       800          Paulding County IDR,
                      Countrymark Co-op Inc. Project,
                      4.60%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                  800

       750          Perrysburg,
                      4.75%, 8/21/97                                        751

     2,800          Perrysburg,
                      4.60%, 11/20/97                                     2,809

       875          Pickerington GO,
                      4.25%, 6/27/97                                        875

     1,500          Pickerington GO,
                      4.00%, 11/25/97                                     1,502

     1,405          Pike County Hospital Facilities,
                      Bristol Village Project,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                1,405

     3,400          Pike County Hospital Facilities,
                      Bristol Village Project,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                3,400

       910          Portage County GO,
                      4.05%, 7/10/97                                        910

     1,780          Portage County GO,
                      4.35%, 7/10/97                                      1,781

     2,800          Portsmouth EDR,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC National City Bank                              2,800

     1,715          Portsmouth IDR,
                      KSA Ltd. Partnership Project,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Akron                                  1,715

       990          Revere Local School District,
                      4.33%, 12/11/97                                       993

       945          Richland County GO,
                      4.12%, 12/4/97                                        947

       320          Richland County GO,
                      4.15%, 12/4/97                                        321

     1,366          Richland County GO,
                      Energy Conservation,
                      4.39%, 6/26/97                                      1,367

     3,250          Richland County IDR,
                      Mansfield Motel Partnership,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Huntington National Bank                        3,250

     3,150          Ross County Hospital Revenue,
                      Medical Center Hospital Project,
                      4.55%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                3,150

       500          Rossford,
                      4.75%, 12/18/97                                       502

     2,330          Salem Hospital Revenue,
                      Salem Community Hospital Project,
                      4.55%<F2>, 5/7/97,
                      LOC PNC Bank                                        2,330

     7,700          School District Cash Flow
                      Borrowing Program,
                      4.53%, 6/30/97                                      7,706

     2,400          Scioto County Hospital Revenue,
                      Volunteer Hospitals of America,
                      3.60%<F2>, 5/6/97<F3>, AMBAC                        2,400

       200          Scioto County Hospital Revenue,
                      Volunteer Hospitals of America,
                      4.60%<F2>, 5/7/97<F3>, AMBAC                          200

       400          Scioto County Hospital Revenue,
                      Volunteer Hospitals of America,
                      4.60%<F2>, 5/7/97<F3>, AMBAC                          400

     1,000          Scioto County Hospital Revenue,
                      Volunteer Hospitals of America,
                      4.60%<F2>, 5/7/97<F3>, AMBAC                        1,000

     2,200          Seneca County Hospital
                      Facilities Revenue,
                      St. Francis Home Inc. Project,
                      4.60%<F2>, 5/1/97<F3>,
                      LOC National City Bank                              2,200

     1,200          Sharonville IDR,
                      XTEK Inc. Project,
                      4.65%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                1,200

     7,700          State Air Quality Development
                      Authority Revenue,
                      3.45%, 5/8/97, FGIC                                 7,700

     3,950          State Air Quality Development
                      Authority Revenue,
                      Pollution Control, Cleveland Electric,
                      3.50%, 5/8/97<F3>, FGIC                             3,950

     2,400          State Air Quality Development
                      Authority Revenue,
                      JMG Funding Ltd. Partnership,
                      4.45%<F2>, 5/7/97<F3>,
                      LOC Societe Generale                                2,400

     5,500          State Air Quality Development
                      Authority Revenue,
                      JMG Funding Ltd. Partnership,
                      4.45%<F2>, 5/7/97<F3>,
                      LOC Societe Generale                                5,500

     2,000          State Building Authority,
                      State Facilities Administration
                      Building Funding,
                      3.90%, 10/1/97                                      2,002

     1,000          State Enviromental
                      Improvement Revenue,
                      Newark Group
                      Industry Inc. Project,
                      4.60%<F2>, 5/1/97<F3>,
                      LOC Chase Manhattan Bank                            1,000

    13,000          State Environmental
                      Improvement Revenue,
                      Newark Group
                      Industries Inc. Project,
                      4.60%<F2>, 5/1/97<F3>,
                      LOC Chase Manhattan Bank                           13,000

     2,000          State GO,
                      4.40%, 5/15/97                                      2,001

     1,000          State Higher Education Facilities
                      Commission Revenue,
                      Higher Education--
                      Mount Vernon Nazarene
                      4.65%<F2>, 5/1/97,
                      LOC National City Bank                              1,000

       870          State IDR,
                      4.65%<F2>, 5/7/97<F3>,
                      LOC Bank One Columbus                                 870

       180          State IDR,
                      4.65%<F2>, 5/7/97<F3>,
                      LOC Bank One Columbus                                 180

       685          State IDR,
                      4.65%<F2>, 5/7/97<F3>,
                      LOC National City Bank                                685

       790          State IDR,
                      4.65%<F2>, 5/7/97<F3>,
                      LOC National City Bank                                790

     2,385          State IDR,
                      Atlas Technicast Ltd. Project,
                      4.80%,5/1/97,
                      LOC Bank One Cleveland                              2,385

     2,385          State IDR,
                      Best Atlas Ltd. Project,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Cleveland                              2,385

       440          State IDR,
                      Cincinnati Riverfront,
                      4.75%<F2>, 5/1/97<F3>,
                      LOC PNC Bank                                          440

     1,805          State IDR,
                      Kaufman's Bakery,
                      4.65%<F2>, 5/7/97<F3>,
                      LOC Bank One Columbus                               1,805

       875          State IDR,
                      Middletown Compositing,
                      4.65%<F2>, 5/7/97<F3>,
                      LOC National City Bank                                875

       335          State IDR,
                      Ware Industries Inc.,
                      4.65%<F2>, 5/7/97<F3>,
                      LOC Bank One Columbus                                 335

     1,500          State Public Facilities Commission,
                      Higher Education Capital Facilities,
                      4.50%, 11/1/97                                      1,506

     1,000          State Public Facilities Commission,
                      Higher Education Capital Facilities,
                      4.60%, 6/1/97, AMBAC                                1,000

       500          State Public Facilities Commission,
                      Higher Education Capital Facilities,
                      5.30%, 12/1/97, FSA                                   504

     5,000          State Public Facilities Commission,
                      Higher Education Capital Facilities,
                      4.50%, 5/1/98                                       5,024

       400          State Public Facilities Commission,
                      Higher Education Facilities--
                      Series B
                      7.13%, 5/1/01                                         408

     5,735          State Water Development Authority,
                      Pollution Control Facilities Revenue,
                      4.00%, 5/2/97, FGIC                                 5,735

     3,000          State Water Development Authority,
                      Pollution Control Facilities Revenue,
                      3.40%, 5/9/97, FGIC                                 3,000

       500          State Water Development Authority,
                      Pollution Control Facilities Revenue,
                      4.45%, 12/1/97, MBIA                                  502

       820          Streetsboro,
                      4.13%, 10/10/97                                       821

       840          Streetsboro,
                      4.20%, 10/10/97                                       841

    23,135          Student Loan Funding Corp.,
                      Cincinnati Student Loan Revenue,
                      4.45%<F2>, 5/7/97,
                      LOC Bank of America                                23,135

     5,100          Student Loan Funding Corp.,
                      Cincinnati Student Loan Revenue,
                      4.55%<F2>, 5/7/97<F3>,
                      LOC National Westminster Bank                       5,100

     3,400          Student Loan Funding Corp.,
                      Cincinnati Student Loan Revenue,
                      4.55%<F2>, 5/7/97<F3>,
                      LOC National Westminster Bank                       3,400

     9,700          Student Loan Funding Corp.,
                      Cincinnati Student Loan Revenue,
                      4.55%<F2>, 5/7/97<F3>,
                      LOC National Westminster Bank                       9,700

     1,750          Student Loan Funding Corp.,
                      Cincinnati Student Loan Revenue,
                      5.25%, 7/1/97                                       1,753

       485          Summit County EDR,
                      4.08%, 9/1/12<F3>,
                      LOC Bank One Cleveland                                485

     2,200          Summit County Hospital
                      Facilitites Revenue,
                      Cuyahoga Falls General Hospital,
                      4.65%<F2>, 5/1/97,
                      LOC Bank One Akron                                  2,200

     2,465          Summit County IDR,
                      Fiocca Inc. Project,
                      4.67%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                2,465

       300          Summit County IDR,
                      Forest Manufacturing Co. Project,
                      4.70%<F2>, 5/1/97,
                      LOC Fifth Third Bank                                  300

       805          Summit County IDR,
                      Forest Manufacturing Co. Project,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Akron                                    805

     2,380          Summit County IDR,
                      GO-JO Industries Inc. Project
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Bank One                                        2,380

       240          Summit County IDR,
                      L & W Manufacturing Project,
                      3.70%<F2>, 10/1/97<F3>,
                      LOC Bank One                                          240

     1,005          Summit County IDR,
                      Raymond W King Jr. Project,
                      4.80%<F2>, 5/1/97<F3>,
                      LOC Bank One Akron                                  1,005

     1,695          Summit County IDR,
                      SSP Fittings Corp. Project,
                      4.70%<F2>, 5/1/97<F3>,
                      LOC Bank One Akron                                  1,695

       680          Summit County IDR,
                      Texler Inc. Project,
                      3.80%<F2>, 5/1/97<F3>,
                      LOC Bank One                                          680

       405          Summit County IDR,
                      Triscari Project,
                      3.95%<F2>, 9/1/97<F3>,
                      LOC Bank One Akron                                    405

       505          Sunbury GO,
                      4.27%, 5/1/97                                         505

       525          Sunbury GO,
                      4.36%, 4/30/97                                        526

       930          Sylvania,
                      4.50%, 10/7/97                                        932

       950          Tallmadge,
                      4.25%, 7/23/97                                        950

     1,545          Tiffin GO,
                      4.20%, 11/6/97                                      1,547

       575          Tiffin GO,
                      Sanatation Sewer Improvements,
                      4.36%, 7/10/97                                        575

     2,274          Toledo City School District,
                      3.80%, 1/30/98                                      2,275

     4,500          Toledo City Services
                      Special Assessment,
                      4.65%<F2>, 5/1/97<F3>,
                      LOC Canadian Imperial Bank                          4,500

       800          Toledo City Services
                      Special Assessment,
                      4.65%<F2>, 5/1/97<F3>,
                      LOC Canadian Imperial Bank                            800

     2,800          Toledo Lucas County,
                      4.75%<F2>, 5/1/97,
                      LOC PNC Bank                                        2,800

     1,200          Toledo Lucas County Port Authority,
                      CSX Transportation Inc. Project,
                      3.40%, 5/16/97<F3>,
                      LOC Bank of Nova Scotia                             1,200

     1,605          Toledo Lucas County Port Authority,
                      Frostbite Brands Inc. Project,
                      4.65%<F2>, 5/1/97<F3>,
                      LOC Old Kent Bank & Trust                           1,605

     3,400          Toledo Lucas County Port Authority,
                      CSX Transportation Inc. Project,
                      3.40%, 5/16/97<F3>,
                      LOC Bank of Nova Scotia                             3,400

     1,685          Troy EDR,
                      L & CP Corp. Project,
                      3.70%<F2>, 6/1/97<F3>,
                      LOC Societe Generale                                1,685

     2,185          Trumbull County GO,
                      4.15%, 2/11/98                                      2,189

       630          Trumbull County GO,
                      4.10%, 5/15/97                                        630

     1,050          Trumbull Coutny GO,
                      Sewer System Improvements,
                      4.10%, 2/11/98                                      1,052

     7,000          Trumbull County IDR,
                      Eliwood Engineered Casting,
                      4.75%<F2>, 5/1/97<F3>,
                      LOC Mellon Bank                                     7,000

       300          Trumbull County IDR,
                      McDonald Steel Corp Project,
                      4.75%<F2>, 5/1/97<F3>,
                      LOC PNC Bank                                          300

       500          Twinsburg IDR,
                      Weatherchem Corp. Project,
                      4.80%<F2>, 5/7/97<F3>,
                      LOC National City Bank                                500

     1,485          Union County GO,
                      4.50%, 6/27/97                                      1,486

     1,625          Vermilion IDR,
                      Landover Properties Ltd.,
                      4.65%<F2>, 5/1/97<F3>,
                      LOC Bank One Dayton                                 1,625

       980          Warren County,
                      4.38%, 6/3/97                                         980

       475          Wauseon,
                      4.75%, 5/22/97                                        475

     4,940          Wayne County Health Care
                      Facilities Revenue,
                      West View Manor Project,
                      4.72%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                4,940

     1,500          West Clermont Local
                      School District GO,
                      4.50%, 4/15/98                                      1,507

       235          Westlake EDR,
                      Cross Country Inns Inc. Project,
                      3.75%, 5/1/97,
                      LOC Huntington Bank                                   235

     6,385          Westlake IDR,
                      Crocker Bassett Hotel,
                      4.97%<F2>, 5/7/97<F3>,
                      LOC National City Bank                              6,385

     1,700          Westlake IDR,
                      Logan Westlake Project,
                      4.67%<F2>, 5/1/97<F3>,
                      LOC Fifth Third Bank                                1,700

     2,050          Westlake IDR,
                      Nordson Corp. Project,
                      4.55%<F2>, 5/1/97,
                      LOC Bayerische Vereinsbank                          2,050

     2,190          Westerville EDR,
                      American Ceramic Society,
                      4.85%<F2>, 5/1/97<F3>,
                      LOC National City Bank                              2,190

       350          Williams County,
                      Home Improvement Notes,
                      4.75%, 5/15/97                                        350

     5,750          Williams County IDR,
                      Letts Industries Inc. Project,
                      4.65%<F2>, 5/1/97<F3>,
                      LOC NBD Bank                                        5,750

     1,000          Wilmington GO,
                      4.11%, 12/22/97                                     1,002

     2,650          Wood County EDR,
                      Cast Master Inc. Acquisition,
                      4.02%<F2>, 5/2/97<F3>,
                      LOC Mid American National
                      Bank & Trust                                        2,650

     2,500          Wood County EDR,
                      Precision Aggregate II,
                      4.69%<F2>, 5/1/97<F3>,
                      LOC Mid American National
                      Bank & Trust                                        2,500

       600          Wooster IDR,
                      Allen Group Inc.,
                      4.75%<F2>, 5/7/97<F3>,
                      LOC Dresdner Bank AG                                  600

       700          Worthington City School Disrict GO,
                      3.92%, 1/15/98                                        700

     2,353          Wyoming,
                      4.30%, 6/27/97                                      2,354

       654          Wyoming,
                      4.24%, 7/10/97                                        654

     4,990          Zane Trace Local School District,
                      4.00%, 10/16/97                                     4,997

Total Municipal Bonds                                                   583,779

Investment Companies (0.2%)

 7,466,624          Federated Ohio Municipal Cash Trust                   1,117

Total Investment Companies                                                1,117

Total (Cost $584,896) <F1>                                             $584,896


Percentages indicated are based on net assets of $588,054.

<F1> Cost for federal income tax and financial reporting purposes are the same.

<F2> Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1997.

<F3> Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

AMBAC--AMBAC Indemnity Corporation

FGIC--Insured by Financial Guaranty Insurance Corp.

FNMA--Fannie Mae

FSA--Insured by Financial Security Assurance

GNMA--Insured by Government National Mortgage Association

GO--General Obligation

EDR--Economic Development Revenue

IDR--Industrial Development Revenue

LOC--Letter of Credit

MBIA--Insured by Municipal Bond Insurance Association

SPA--Standby Purchase Agreement

See notes to financial statements.



THE VICTORY PORTFOLIOS                                  Schedule of Investments
Limited Term Income Fund                                         April 30, 1997

(Amounts in Thousands)                                              (Unaudited)


Principal                                                                Market
Amount              Security Description                                  Value


Asset Backed Securities (1.2%)

$ 1,000             American Express,
                      6.05%, 7/15/97                                    $ 1,001

     14             GMAC 1993 A Grantor Trust,
                      Class A,
                      4.15%, 3/15/98                                         14

Total Asset Backed Securities                                             1,015

Collateralized Mortgage Obligations (2.9%)

  2,455             Fleetwood Credit Corp. Class A,
                      6.64%, 9/15/12                                      2,441

Total Collateralized Mortgage Obligations                                 2,441

Commercial Paper (1.5%)

Financial Services (0.7%):
  1,245             General Electric Capital Corp.,
                      5.62%, 5/1/97                                       1,245

Total Commercial Paper                                                    1,245

Corporate Bonds (23.5%)

Brokerage Services (2.4%):
  2,000             Lehman Brothers, Inc.,
                      5.75%, 11/15/98                                     1,979

Business Equipment (2.6%):
  2,175             International Business
                      Machines Corp.,
                      6.38%, 11/1/97                                      2,180

Chemicals (1.2%):
  1,000             Dow Capital BV.,
                      5.75%, 9/15/97                                      1,000

Financial Services (5.4%):
  1,500             Associates Corp.,
                      7.25%, 9/1/99                                       1,519

  3,000             Ford Motor Credit Corp.,
                      7.13%, 12/1/97                                      3,022
                                                                          4,541

Industrial Goods & Services (8.3%):
  2,000             Burlington Resources, Inc.,
                      7.15%, 5/1/99                                       2,018

  5,000             McKesson Corp.
                      6.60%, 3/1/00                                       4,975
                                                                          6,993

Insurance (2.4%):
  2,000             International Lease Finance Corp.,
                      8.35%, 10/1/98                                      2,058

Utility--Gas & Electric (1.2%):
  1,000             Northern States Power Co.,
                      5.50%, 2/1/99                                         984

Total Corporate Bonds                                                    19,735

U.S. Government Agencies (13.7%)

Federal Home Loan Mortgage Corp.:
  1,000             7.19%, 9/15/99                                        1,005

Federal National Mortgage Assoc.:
  1,000             7.93%, 9/20/06                                        1,012

  2,178             9.00%, 3/1/25                                         2,276

  6,907             9.00%, 5/1/25                                         7,219

Total U.S. Government Agencies                                           11,512

U.S. Treasury Notes (55.7%)

    500             5.13%, 2/28/98                                          497

  4,000             7.88%, 4/15/98                                        4,071

 26,000             8.25%, 7/15/98                                       26,654

  5,000             5.13%, 11/30/98                                       4,922

  3,500             6.88%, 7/31/99                                        3,538

  6,000             7.50%, 10/31/99                                       6,153

  1,000             6.13% 12/31/01                                          983

Total U.S. Treasury Notes                                                46,818

Total (Cost $83,694) <F1>                                               $82,766


Percentages indicated are based on net assets of $84,019.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

     Unrealized appreciation                                            $   130
     Unrealized depreciation                                             (1,058)
     Net unrealized depreciation                                        $  (928)

See notes to financial statements.



THE VICTORY PORTFOLIOS                                  Schedule of Investments
Intermediate Income Fund                                         April 30, 1997

(Amounts in Thousands)                                              (Unaudited)


Principal                                                                Market
Amount              Security Description                                  Value


Asset Backed Securities (2.8%)

$ 3,300             Premier Auto Trust,
                      6.35%, 4/6/02                                    $  3,269

  4,000             Toyota Auto Receivables
                      Guarantor Trust,
                      6.45%, 4/15/02                                      4,006

Total Asset Backed Securities                                             7,275

Collateralized Mortgage Obligations (0.8%)

Federal Home Loan Mortgage Corp.:
    902             7.50%, 9/15/20                                          904

    525             5.80%, 4/15/14                                          524

Federal National Mortgage Assoc.:
    127             6.00%, 10/25/03                                         126

    590             7.50%, 7/25/18                                          593

Total Collateralized Mortgage Obligations                                 2,147

Commercial Paper (0.4%)

Financial Services (0.4%):
  1,132             General Electric Capital Corp.,
                      5.62%, 5/1/97                                       1,132

Total Commercial Paper                                                    1,132

Corporate Bonds (38.8%)

Automotive (5.9%):
  3,450             Chase Manhattan Auto Owner Trust,
                      5.95%, 11/1/00                                      3,434

  3,450             Chase Manhattan Auto Owner Trust,
                      6.25%, 11/15/00                                     3,415

  5,000             Daimler-Benz North America,
                      7.38%, 9/15/06                                      5,038

  1,000             Ford Motor Co.,
                      9.00%, 9/15/01                                      1,074

  2,500             Hertz Corp.,
                      6.38%, 11/15/06                                     2,422
                                                                         15,383

Banking (2.7%):
  3,000             Bank of New York,
                      7.88%,11/15/02                                      3,105

  2,000             Republic New York Corp.,
                      7.75%, 5/15/02                                      2,060

  2,000             SouthTrust Bank, Birmingham,
                      5.58%, 2/6/06                                       1,910
                                                                          7,075

Beverages (0.9%):
   2500             Coca-Cola Enterprises,
                      6.70%, 10/15/36                                     2,466

Brokerage Services (2.9%):
  5,000             Lehman Brothers,
                      Senior Subordinated Note,
                      5.75%, 11/15/98                                     4,948

  2,500             Merrill Lynch,
                      8.25%, 11/15/99                                     2,591
                                                                          7,539

Electrical & Electronics (1.3%):
  3,500             Phillips Electronics,
                      7.20%, 6/1/26                                       3,456

Financial Services (7.2%):
  5,000             Grand Metro Financial,
                      6.50%, 9/15/99                                      4,988

  2,300             Prudential Insurance,
                      7.65%, 7/1/07                                       2,309

  3,000             Transamerica Financial,
                      8.75%, 10/1/99                                      3,131

  3,000             U.S. West Capital Funding,
                      6.31%, 11/1/05                                      2,951

  5,500             U.S. West Capital Funding,
                      6.95%, 1/15/37                                      5,431
                                                                         18,810

Industrial Goods & Services (9.5%):
  5,000             Dayton Hudson Co.,
                      6.80%, 10/1/01                                      4,937

  7,000             Eaton Corp.,
                      9.38%, 4/1/99                                       6,991

  3,000             Lockheed Martin,
                      7.20%, 5/1/36                                       2,989

  2,000             News America Holdings,
                      7.43%, 10/1/26<F2>                                  2,003

  3,000             Tosco Corp.,
                      7.25%, 1/1/07                                       2,948

  5,000             USX Corp.,
                      7.20%, 2/15/04                                      4,962
                                                                         24,830

Oil & Gas Exploration & Production

Services (1.6%):
  4,000             Standard Oil,
                      9.00%, 6/1/19                                       4,120

Retail--General Merchandise (1.9%):
  5,000             Sears Roebuck & Co.,
                      6.86%, 8/6/01                                       4,962

Utilities--Gas (1.9%):
  5,000             Columbia Gas Systems,
                      6.39%, 11/28/00                                     4,919



Utilities--Telecommunications (3.0%):
  2,000             GTE Corp.,
                      9.10%, 6/1/03                                       2,187

  5,500             Telecommunications, Inc.,
                      8.25%, 1/15/03                                      5,569
                                                                          7,756

Total Corporate Bonds                                                   101,316

U.S. Government Agencies (15.1%)

Federal Home Loan Mortgage Corp.:
  1,076             6.00%, 2/1/11                                         1,025

Federal National Mortgage Assoc.:
  2,000             5.23%, 11/25/98                                       1,976

  2,750             7.85%, 9/10/04                                        2,769

  2,500             7.92%, 3/30/05                                        2,521

 11,300             7.93%, 9/20/06                                       11,433

    923             6.00%, 3/1/09                                           878

    693             6.00%, 11/1/09                                          665

  4,191             6.00%, 6/1/11                                         3,997

  2,386             8.50%, 11/1/18                                        2,461

  1,483             7.50%, 5/1/24                                         1,474

Government National Mortgage Assoc.:
    574             9.00%, 6/15/09                                          604

  2,214             9.00%, 12/15/09                                       2,319

  2,212             8.50%, 7/15/10                                        2,292

  1,163             7.00%, 6/15/24                                        1,130

Tennessee Valley Authority:
  4,000             6.24%, 7/15/45                                        3,950

Total U.S. Government Agencies                                           39,494

U.S. Treasury Bonds (0.2%)

    441             8.00%, 11/15/21                                         489

Total U.S. Treasury Bonds                                                   489

U.S. Treasury Notes (39.9%)

 16,675             7.25%, 2/15/98                                       16,844

    343             8.13%, 2/15/98                                          349

  9,000             7.00%, 4/15/99                                        9,119

 38,000             7.88%, 4/15/98                                       38,675

 17,400             6.25%, 8/31/00                                       17,290

  8,000             6.25%, 1/31/02                                        7,897

  4,350             7.88%, 11/15/04                                       4,646

  9,051             7.00%, 7/15/06                                        9,197

Total U.S. Treasury Notes                                               104,017

U.S. Treasury Obligations (1.3%)

U.S. Treasury Strips (1.2%):
  5,000             0.00%, 2/8/03                                         3,388

Total U.S. Treasury Obligations                                           3,388

Total (Cost $261,817) <F1>                                             $259,258


Percentages indicated are based on net assets of $261,119.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

     Unrealized appreciation                                            $   392
     Unrealized depreciation                                             (2,951)
     Net unrealized depreciation                                        $(2,559)

<F2> Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

See notes to financial statements.



THE VICTORY PORTFOLIOS                                  Schedule of Investments
Investment Quality Bond Fund                                     April 30, 1997

(Amounts in Thousands, Except Shares)                               (Unaudited)


Shares or
Principal                                                                Market
Amount              Security Description                                  Value


Commercial Paper (0.3%)

Financial Services (0.3%):
$   461             General Electric Capital Corp.,
                      5.62%, 5/1/97                                    $    461

Total Commercial Paper                                                      461

Corporate Bonds (25.7%)

Automobiles (2.8%):
  2,000             Daimler-Benz North America Corp.
                      7.38%, 9/15/06                                      2,014

  1,000             Ford Motor Co.
                      9.00%, 9/15/01                                      1,074

    939             General Motors Corp.
                      9.13%, 7/15/01                                      1,011
                                                                          4,099

Banks (3.5%):
  1,000             BankAmerica Corp.
                      9.63%, 2/13/01                                      1,088

  1,020             First Union Corp.
                      9.45%, 6/15/99                                      1,075

  2,000             Societe Generale-New York
                      7.40%, 6/1/06                                       1,989

  1,000             SunTrust Banks, Inc.
                      7.38%, 7/1/02                                       1,014
                                                                          5,166

Beverages (0.9%):
  1,300             Coca-Cola Co.
                      6.70%, 10/15/36<F3>                                 1,282

Brokerage Services (3.6%):
  1,020             Merrill Lynch & Co., Inc.
                      8.25%, 11/15/99                                     1,057

  1,000             Merrill Lynch & Co., Inc.
                      6.00%, 3/1/01                                         966

  1,000             Morgan Stanley Group, Inc.
                      5.63%, 3/1/99                                         986

  1,000             Morgan Stanley Group, Inc.
                      8.88%, 10/15/01                                     1,073

  1,200             Salomon Brothers, Inc.
                      6.70%, 12/1/98                                      1,204
                                                                          5,286

Electronic & Electrical--General (1.5%):
  2,300             Philips Electronics N.V.
                      7.13%, 5/15/25<F3>                                  2,260

Financial Services (0.7%):
  1,000             BHP Finance USA Ltd.
                      6.69%, 3/1/06                                         961

Industrial Goods & Services (7.8%):
  1,000             ConAgra, Inc.
                      7.13%, 10/1/26,
                      callable 10/1/06 @ 100                                991

  2,500             Eaton Corp.
                      9.38%, 4/1/99                                       2,495

  1,500             Georgia-Pacific Corp.
                      9.95%, 6/15/02                                      1,674

  2,200             Harris Corp.
                      6.65%, 8/1/06<F3>                                   2,173

  1,100             Lockheed Martin
                      7.20%, 5/1/36                                       1,096

  1,000             Telecommunications Inc
                      9.80%, 2/1/12                                       1,084

    700             Tosco Corp.
                      7.25%, 1/1/07, MTN                                    688

  1,500             USX Corp.
                      7.20%, 2/15/04                                      1,489
                                                                         11,690

Insurance (1.5%):
    900             Aetna Services, Inc.
                      6.97%, 8/15/36                                        894

  1,275             Prudential Insurance
                      7.65%, 7/1/07                                       1,280
                                                                          2,174

Oil & Gas Exploration, Production
& Services (0.9%):
    700             Phillips Petroleum
                      8.00%, 1/15/37,
                      callable 1/15/97 @ 100                                686

    700             Union Oil of California
                      6.38%, 2/1/04                                         669
                                                                          1,355

Retail (0.7%):
  1,000             Dayton Hudson Co.
                      6.40%, 2/15/03                                        961

Telecommunications (0.7%):
  1,000             U.S. West Capital Funding, Inc.
                      6.95%, 1/15/37,
                      callable 1/15/04 @ 100                                988

Utilities--Electric (1.1%):
  1,500             Tenaga Nasional Berhad
                      7.88%, 6/15/04                                      1,547

Total Corporate Bonds                                                    37,769

U.S Treasury Bonds (15.6%)

  9,907             8.00%, 11/15/21                                      10,979

 12,435             6.75%, 8/15/26                                       12,026

Total U.S Treasury Bonds                                                 23,005

U.S. Government Agencies (33.3%)

Federal Home Loan Mortgage Corp. (4.1%):
  2,500             8.19%, 10/6/04,
                      callable 10/6/99 @ 100                              2,555

    779             7.50%, 4/1/07                                           785

    377             6.00%, 2/1/11                                           359

  2,260             9.00%, 12/15/19                                       2,374
                                                                          6,073

Federal National Mortgage Assoc. (5.8%):
  3,000             8.50%, 2/1/05,
                      callable 2/1/00 @ 100                               3,124

  2,000             6.65%, 3/8/06,
                      callable 3/8/01 @ 100, MTN                          1,927

    323             6.00%, 3/1/09                                           307

    243             6.00%, 11/1/09                                          233

    544             6.00%, 6/1/11                                           518

  2,193             9.50%, 8/1/22                                         2,355
                                                                          8,464

Government National Mortgage Assoc. (23.4%):
  2,215             6.50%, 2/15/09                                        2,169

  1,081             9.00%, 6/15/09                                        1,137

  4,164             8.50%, 7/15/10                                        4,315

  1,124             9.00%, 2/15/17                                        1,176

  1,125             8.50%, 9/15/17                                        1,159

  2,129             8.00%, 11/15/17                                       2,165

    867             9.00%, 12/15/19                                         907

  1,284             9.00%, 1/15/20                                        1,343

    867             6.50%, 7/15/23                                          821

  1,257             7.00%, 10/15/23                                       1,221

  4,866             7.00%, 12/15/23                                       4,728

  1,864             6.50%, 1/15/24                                        1,749

  4,687             7.00%, 6/15/24                                        4,553

  2,208             7.50%, 11/15/24                                       2,198

  4,624             8.50%, 12/15/24                                       4,767
                                                                         34,408

Total U.S. Government Agencies                                           48,945

U.S. Treasury Notes (24.2%)

 12,375             5.63%, 10/31/97                                      12,370

 17,780             7.25%, 2/15/98                                       17,960

  2,200             7.88%, 11/15/04                                       2,350

  2,800             7.00%, 7/15/06                                        2,845

Total U.S. Treasury Notes                                                35,525

Total (Cost $146,759) <F1>                                             $145,705


Percentages indicated are based on net assets of $147,054.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

     Unrealized appreciation                                            $   447
     Unrealized depreciation                                             (1,501)
     Net unrealized depreciation                                        $(1,054)

<F2> Represents non-income producing securities.

<F3> Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1997.

See notes to financial statements.



THE VICTORY PORTFOLIOS                                  Schedule of Investments
Government Bond Fund                                             April 30, 1997

(Amounts in Thousands)                                              (Unaudited)


Principal                                                                Market
Amount              Security Description                                  Value


Commercial Paper (2.2%)

Financial Services (2.2%):
$  452              General Electric Capital Corp.,
                      5.62%, 5/1/97                                     $   452

Total Commercial Paper                                                      452

U.S. Treasury Notes (70.3%)

 2,700              7.25%, 2/15/98                                        2,727

 5,750              6.25%, 7/31/98                                        5,762

 2,000              6.00%, 8/15/99                                        1,986

 3,000              6.13%, 9/30/00                                        2,968

 1,000              7.00%, 7/15/06                                        1,016

Total U.S. Treasury Notes                                                14,459

U.S. Treasury Bonds (26.2%)

 3,500              6.25%, 8/15/23                                        3,168

 2,300              6.75%, 8/15/26                                        2,225

Total U.S. Treasury Bonds                                                 5,393

Total (Cost $20,441) <F1>                                               $20,304


Percentages indicated are based on net assets of $20,561.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

     Unrealized appreciation                                              $  12
     Unrealized depreciation                                               (149)
     Net unrealized depreciation                                          $(137)

See notes to financial statements.




THE VICTORY PORTFOLIOS                                  Schedule of Investments
Government Mortgage Fund                                         April 30, 1997

(Amounts in Thousands)                                              (Unaudited)


Principal                                                                Market
Amount              Security Description                                  Value


U.S. Government Agencies (93.3%)

Federal Home Loan Bank:
$  670              5.28%, 5/1/97                                      $    670

Federal Home Loan Mortgage Corp.:
   807              6.00%, 2/1/11                                           769

 5,066              9.00%, 12/15/19                                       5,321

   146              9.50%, 8/1/21                                           155

 1,088              7.98%<F2>, 12/1/23                                    1,125

 3,885              7.50%, 4/1/24                                         3,867

 4,150              7.50%, 4/1/24                                         4,129

 4,178              7.50%, 4/1/24                                         4,157

 4,184              7.50%, 4/1/24                                         4,163

Federal National Mortgage Assoc.:
   692              6.00%, 3/1/09                                           659

   520              6.00%, 11/1/09                                          499

 1,165              6.00%, 6/1/11                                         1,111

 1,009              8.00%, 5/1/17                                         1,021

 1,505              9.50%, 6/1/22                                         1,609

 1,866              8.00%, 2/1/23                                         1,899

 4,619              6.50%, 4/1/24                                         4,374

 1,087              7.50%, 5/1/24                                         1,081

Government National Mortgage Assoc.:
 1,707              9.00%, 6/15/09                                        1,796

 3,891              9.50%, 4/15/10                                        4,192

 6,575              8.50%, 7/15/10                                        6,813

 8,747              6.00%, 1/15/11                                        8,397

 1,476              8.00%, 11/15/17                                       1,501

 1,520              9.50%, 11/15/17                                       1,626

   407              9.00%, 11/15/18                                         426

   197              9.50%, 1/15/19                                          211

   365              8.50%, 12/15/19                                         376

    22              8.50%, 2/15/20                                           22

   776              9.50%, 5/15/20                                          830

 1,205              9.00%, 3/15/21                                        1,260

    91              8.50%, 5/15/21                                           94

   796              9.00%, 5/15/21                                          832

   764              9.00%, 6/15/21                                          799

 1,479              9.50%, 6/15/21                                        1,582

 5,002              8.00%, 5/15/22                                        5,066

 2,148              9.00%, 2/15/23                                        2,249

 3,445              7.50%, 7/15/23                                        3,423

 1,306              8.00%, 8/15/23                                        1,323

 4,299              7.00%, 9/15/23                                        4,173

 2,544              7.00%, 10/15/23                                       2,468

 3,964              7.00%, 12/15/23                                       3,851

 2,683              6.50%, 1/15/24                                        2,518

 2,479              7.50%, 1/15/24                                        2,460

 9,902              7.00%, 8/15/24                                        9,627

Total U.S. Government Agencies                                          104,524

U.S. Treasury Notes (4.5%)

 4,100              6.13%, 9/30/00                                         4056

   500              6.38%, 3/31/01                                          497

   500              6.50%, 10/15/06                                         491

Total U.S. Treasury Notes                                                 5,044

Total (Cost $111,383) <F1>                                             $109,568


Percentages are based on net assets of $111,992.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

     Unrealized appreciation                                            $   299
     Unrealized depreciation                                             (2,114)
     Net unrealized depreciation                                        $(1,815)

<F2> Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 1997.

See notes to financial statements.



THE VICTORY PORTFOLIOS                                  Schedule of Investments
Fund for Income                                                  April 30, 1997

(Amounts in Thousands)                                              (Unaudited)


Principal                                                                Market
Amount              Security Description                                  Value


Collateralized Mortgage Obligations (59.7%)

$  919              Bear Stearns Mortgage Capital Corp.,
                      9.40%, 6/25/21                                    $   905

 2,579              Bear Stearns Secured Investors Trust,
                      7.50%, 9/20/20                                      2,578

    14              Federal Home Loan Mortgage Corp.,
                      9.30%, 8/15/15                                         14

   862              Federal National Mortgage Assoc.,
                      8.25%, 3/25/04                                        869

 1,534              Federal National Mortgage Assoc.,
                      9.25%, 3/25/18                                      1,605

 1,000              General Electric Capital Mortgage
                      Services, Inc.,
                      7.00%, 3/25/08                                        948

 1,759              Housing Securities Inc.,
                      7.25%, 4/25/08                                      1,747

 1,218              Prudential Home Mortgage Securities,
                      7.00%, 1/25/08                                      1,198

 1,500              Resolution Trust Corp.,
                      8.20%, 11/25/21                                     1,524

Total Collateralized Mortgage Obligations                                11,388

Commercial Paper (2.0%)

Financial Services (2.0%):
   388              General Electric Capital Corp.,
                      5.62%, 5/1/97                                         389

Total Commercial Paper                                                      389

U.S. Government Agencies (36.0%)

Federal Home Loan Mortgage Corp.:
     9              12.00%, 10/1/10                                          10

     2              12.00%, 7/1/14                                            2

     2              12.00%, 7/1/14                                            3

    21              10.00%, 2/1/17                                           22

   126              9.50%, 8/1/19                                           134

   143              10.00%, 9/1/19                                          154

    50              9.50%, 11/1/19                                           53

   192              9.50%, 11/1/19                                          205

   585              9.50%, 12/1/22                                          624

Federal National Mortgage Assoc.:

 1,300              8.50%, 2/1/05                                         1,353

    35              13.00%, 12/1/12                                          39

    10              10.00%, 5/1/13                                           11

    25              12.00%, 8/1/13                                           28

    10              10.00%, 1/1/14                                           11

    15              12.00%, 4/1/15                                           17

     5              10.00%, 8/1/17                                            6

    14              10.00%, 8/1/17                                           15

     3              10.00%, 10/1/17                                           4

    11              10.00%, 10/1/17                                          12

     4              10.00%, 11/1/17                                           4

     4              10.00%, 1/1/18                                            4

     6              10.00%, 1/1/18                                            7

     9              10.00%, 1/1/18                                            9

    10              10.50%, 1/1/18                                           11

    19              10.00%, 2/1/18                                           21

    21              9.50%, 1/1/19                                            22

Government National Mortgage Assoc.:

    64              11.00%, 9/20/14                                          70

    34              10.50%, 2/15/16                                          37

    48              10.00%, 3/15/16                                          52

    87              10.00%, 6/15/17                                          94

    35              9.50%, 8/15/17                                           37

    67              9.50%, 8/15/17                                           72

    79              10.00%, 10/15/17                                         86

    60              10.00%, 1/15/18                                          65

    78              10.00%, 1/15/18                                          85

    12              10.00%, 2/15/18                                          13

    24              10.00%, 3/15/18                                          26

   398              9.50%, 5/15/18                                          427

    37              9.50%, 6/15/18                                           39

     8              10.00%, 7/15/18                                           9

    67              10.00%, 7/15/18                                          73

    28              10.00%, 9/15/18                                          30

    44              10.00%, 9/15/18                                          48

    58              10.00%, 9/15/18                                          63

    79              10.00%, 9/15/18                                          86

    80              10.00%, 9/15/18                                          87

   249              10.00%, 11/15/18                                        271

    89              10.00%, 1/15/19                                          97

    47              10.25%, 3/15/19                                          51

    30              10.25%, 6/15/19                                          33

   147              9.50%, 10/15/19                                         157

   142              10.00%, 7/15/20                                         155

   657              9.50%, 9/20/20                                          698

   245              10.00%, 6/15/21                                         267

   786              10.00%, 8/15/25                                         860

Total U.S. Government Agencies                                            6,869

U.S. Treasury Obligations (2.0%)

U.S. Treasury Strips:
 2,000              0.00%, 8/15/20                                          386

Total U.S. Treasury Obligations                                             386

Total (Cost $18,428) <F1>                                               $19,032


Percentages indicated are based on net assets of $19,078.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                                              $ 706
     Unrealized depreciation                                               (102)
     Net unrealized appreciation                                          $ 604

See notes to financial statements.



THE VICTORY PORTFOLIOS                                  Schedule of Investments
National Municipal Bond Fund                                     April 30, 1997

(Amounts in Thousands, Except Shares)                               (Unaudited)


Shares or
Principal                                                                Market
Amount              Security Description                                  Value


Convertible Bonds (3.6%)

Arkansas (3.6%):
$  1,500            Fayetteville Arkansas Public
                      Facility Board, Revenue Bond,
                      4.10%*, 9/1/27,
                      LOC Dresdner Bank AG                              $ 1,500

Total Convertible Bonds                                                   1,500

Municipal Bonds (103.2%)

Alabama (4.0%):
     520            Tuskegee Alabama Utilities
                      Board Revenue Bond,
                      5.10%, 12/1/07, AMBAC                                 514

   1,150            University of South Alabama
                      Revenue Bond, Series B
                      4.00%, 11/15/98, MBIA                               1,146
                                                                          1,660

Alaska (0.6%):
     250            Anchorage, Series B, GO
                      5.25%, 10/1/02, FGIC                                  254

Arizona (12.5%):
     165            Cochise County Arizona Certificate
                      Participation Revenue Bond,
                      4.00%, 8/1/97, MBIA                                   165

     125            Maricopa County School District,
                      GO, Series A
                      5.20%, 7/1/05, AMBAC                                  126

   2,000            Phoenix Arizona Street & Highway
                      User Revenue Bond,
                      7.38%, 7/1/06,
                      prerefunded 7/1/97 @ 102                            2,051

   1,000            Pima County Arizona Industrial
                      Development Authority
                      Revenue Bond,
                      5.00%, 4/1/04, MBIA                                   996

   1,000            Pima County Arizona Industrial
                      Development Authority
                      Revenue Bond,
                      5.25%, 4/1/06, MBIA                                 1,004

     270            Pinal County, School District,
                      Series A, GO,
                      5.40%, 7/1/07, FGIC                                   274

     600            Yuma County School District, GO,
                      6.00%, 7/1/08, MBIA                                   646
                                                                          5,262

California (7.2%):
   3,000            California School Cash Reserve,
                      Series A
                      4.75%, 7/2/97, MBIA                                 3,003

Colorado (3.5%):
     570            Metex Metro District, Series A, GO
                      4.00%, 12/1/97, MBIA                                  570

     885            Westminster Sales & Use Tax
                      Revenue Bond,
                      5.00%, 12/1/97                                        891
                                                                          1,461

Connecticut (0.5%):
     200            State, Special Tax Obligation
                      Revenue Bond,
                      6.00%, 9/1/06                                         213

Florida (6.3%):
     510            North Broward Florida Hospital
                      District Revenue Bond,
                      4.90%, 1/15/06                                        498

     150            Orlando Utilities Commission,
                      Water & Electric Revenue Bond,
                      5.80%, 10/1/06                                        158

   1,830            Sarasota Hospital, Revenue Bond,
                      6.00%, 10/1/05, FGIC                                1,949
                                                                          2,605

Georgia (0.6%):
     250            South Fulton Municipal Regional Jail,
                      5.20%, 12/1/05, MBIA                                  252

Hawaii (6.0%):
   1,000            Honolulu City & County, Series A, GO,
                      5.40%, 4/1/05, FSA                                  1,022

   1,385            Honolulu City, GO,
                      6.00%, 11/1/05                                      1,474
                                                                          2,496

Illinois (12.3%):
     250            Chicago Public Building Commission,
                      Revenue Bond,
                      6.05%, 1/1/06, AMBAC,
                      callable 1/1/05 @ 100                                 264

     530            Cicero, Series A, GO,
                      5.35%, 12/1/06, AMBAC                                 533

   1,000            Illinois Health Facilities Authority
                      Revenue Bond,
                      5.55%, 10/1/06, FGIC                                1,018

   2,310            Illinois Health Facilities Authority
                      Revenue Bond,
                      5.60%, 10/1/07, FGIC                                2,356

     500            Northlake, Tax Increment, GO,
                      5.00%, 12/1/04, MBIA                                  499

     500            Will County Public Building
                      Commission Revenue Bond,
                      5.00%, 12/1/97, FGIC                                  503
                                                                          5,173

Indiana (5.6%):
   2,500            Southwest Allen Revenue Bond,
                      5.13%, 7/15/16, FSA,
                      callable 1/15/06 @ 101                              2,314

Kansas (2.9%):
     100            Haysville, Water & Wastewater
                      Utility Revenue Bond,
                      4.00%, 10/1/97, FSA                                   100

     110            Haysville, Water & Wastewater
                      Utility Revenue Bond,
                      4.25%, 10/1/98, FSA                                   110

     105            Haysville, Water & Wastewater
                      Utility Revenue Bond,
                      4.50%, 10/1/99, FSA                                   105

     130            Haysville, Water & Wastewater
                      Utility Revenue Bond,
                      4.60%, 10/1/00, FSA                                   130

     170            Haysville, Water & Wastewater
                      Utility Revenue Bond,
                      4.70%, 10/1/01, FSA                                   170

     180            Haysville, Water & Wastewater
                      Utility Revenue Bond,
                      4.80%, 10/1/02                                        180

     400            Haysville, Water & Wastewater
                      Utility Revenue Bond,
                      5.70%, 10/1/11                                        409
                                                                          1,204

Michigan (3.2%):
     255            Byron Center, GO,
                      5.40%, 5/1/07,
                      callable 5/1/05 @ 101                                 260

     250            Grosse Ile Township School
                      District, GO,
                      6.00%, 5/1/22, FGIC,
                      callable 5/1/17 @ 100                                 253

     250            Leslie Public Schools, GO,
                      5.55%, 5/1/07, AMBAC,
                      callable 5/1/05 @ 101                                 258

     225            Municipal Bond Authority
                      Revenue Bond,
                      6.70%, 11/1/06,
                      callable 11/1/04 @ 102                                249

     275            Municipal Bond Authority
                      Revenue Bond,
                      6.80%, 11/1/07,
                      callable 11/1/04 @ 102                                303
                                                                          1,323

Minnesota (4.8%):
   2,000            Southern Minnesota Municipal
                      Power, Series A, Revenue Bond,
                      4.70%, 1/1/02, AMBAC                                1,984

Missouri (1.3%):
     500            Excelsior Springs School District
                      Building Corp. Revenue Bond,
                      6.50%, 3/1/09, FSA,
                      callable 3/1/04 @ 100                                 535

Montana (3.9%):
   1,750            University of Montana, Revenue Bond
                      5.00%, 11/15/17, MBIA,
                      callable 11/15/05 @ 102                             1,607

New York (2.4%):
   1,000            New York City New York,
                      GO, Series B,
                      4.25%*, 10/01/20, FGIC                              1,000

Ohio (7.2%):
     390            Butler County Waterworks
                      Revenue Bond,
                      3.60%, 12/1/97, AMBAC                                 390

   1,000            Franklin County, Hospital Revenue,
                      5.75%, 11/1/15,
                      callable 11/1/06 @ 101                                988

     250            Kent City School District, GO,
                      5.15%, 12/1/05, FGIC                                  251

     230            Kent State University
                      5.00%, 5/1/05, MBIA                                   229

     615            Springboro Community City
                      School District, GO,
                      3.80%, 12/10/98, AMBAC                                612

     500            State, Special Obligation
                      5.80%, 6/1/03, AMBAC                                  522
                                                                          2,992

Pennsylvania (0.9%):
     500            Erie, School District, GO,
                      0.00%, 5/1/23, MBIA                                   108

     250            Luzerne County, GO,
                      5.60%, 12/15/16, FGIC                                 247
                                                                            355

South Dakota (2.4%):
   1,000            State, Health & Educational Facility
                      Authority Revenue Bond,
                      5.00%, 7/1/03, MBIA                                   996

Tennessee (1.2%):
     500            Dickson, Electric Utility
                      Revenue Bond,
                      5.00%, 3/1/03, MBIA                                   501

Texas (4.8%):
     200            Conroe Independent School
                      District, GO,
                      6.50%, 2/1/04                                         217

     200            Keller Independent School
                      District, GO,
                      6.20%, 8/15/04                                        214

     205            Lewisville Water & Sewer
                      Revenue Bond,
                      5.00%, 2/15/98, MBIA                                  207

     500            Plano, Series A, GO,
                      7.13%, 9/1/02,
                      prerefunded 9/1/97 @ 100                              506

     100            State, Series A, GO,
                      6.00%, 10/1/08                                        107

     525            Wichita Falls, GO,
                      4.40%, 9/1/98, AMBAC                                  525

     200            Ysleta Independent School
                      District, GO,
                      5.60%, 8/15/02                                        207
                                                                          1,983

Utah (1.2%):
     500            Utah Water Finance Agency
                      Revenue Bond,
                      4.05%, 10/1/98, MBIA                                  499

Washington (1.7%):
     200            Seattle Municipal Light & Power
                      Revenue Bond,
                      6.00%, 7/1/03                                         210

     500            Spokane County School District, GO,
                      5.40%, 12/1/07, FGIC                                  504
                                                                            714

Wisconsin (5.6%):
     200            Milwaukee Sewer District,
                      Series A, GO,
                      6.70%, 10/1/02                                        217

     450            Sheboygan Area School District, GO,
                      6.80%, 4/1/98                                         462

   1,675            Wisconsin State Helath and
                      Educational Facilities Authority
                      Revenue Bond,
                      5.20%, 12/15/07, MBIA                               1,654
                                                                          2,333

Wyoming (0.6%):
     225            Sweetwater County School
                      District, GO,
                      6.00%, 6/1/98                                         230

Total Municipal Bonds                                                    42,949

Municipal Warrants (1.2%)

Alabama (1.2%):
     100            Scottsboro, Revenue Warrant,
                      5.30%, 7/1/06, FSA                                    101

     400            Scottsboro, Revenue Warrant,
                      5.38%, 7/1/07, FSA                                    406
                                                                            507

Total Municipal Warrants                                                    507

Investment Companies (1.0%)

 389,575            Federated Municipal
                      Obligations Fund                                      389

  32,556     Federated Tax-Free Money
                      Market Fund                                            33

Total Investment Companies                                                  422

Total (Cost $45,194) <F1>                                               $45,378


Percentages indicated are based on net assets of $41,615.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                                              $ 425
     Unrealized depreciation                                               (241)
     Net unrealized appreciation                                          $ 184

<F2> Represents non-income producing securities.

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

GO--General Obligation

LOC--Letter of Credit

MBIA--Municipal Bond Insurance Assoc.

See notes to financial statements.



THE VICTORY PORTFOLIOS                                  Schedule of Investments
New York Tax Free Fund                                           April 30, 1997

(Amounts in Thousands, Except Shares)                               (Unaudited)


Shares or
Principal                                                                Market
Amount              Security Description                                  Value


New York Municipal Bonds (101.6%)

$  1,200            Metropolitan Transit Authority,
                      7.50%, 7/1/17,
                      Prerefunded 7/1/98 @ 102,
                      AMBAC                                             $ 1,270

     250            Metropolitan Transit Authority,
                      Revenue Bond,
                      7.00%, 7/1/09, AMBAC                                  287

     750            Metropolitan Transportation
                      Authority New York Dedicated
                      Tax, Revenue Bond,
                      5.25%, 4/1/26                                         698

     250            Nassau County Industrial
                      Development Agency, Civic
                      Facilities, Revenue Bond,
                      6.75%, 8/1/11, c
                      allable 8/1/01 @ 102, AMBAC                           270

     220            New York City Transit Authority,
                      Livingston Plaza Project,
                      Revenue Bond,
                      7.50%, 1/1/20,
                      Prerefunded 1/1/00 @ 102, FSA                         240

     680            New York City, Cultural Resources,
                      Revenue Bond,
                      6.63%, 1/1/11, AMBAC                                  742

     700            New York City, Housing Development,
                      Refunding Revenue Bond,
                      Multi-Unit Mortgage, Series A,
                      7.30%, 6/1/10, FHA                                    746

     675            New York City, Housing Development,
                      Refunding Revenue Bond,
                      Multi-Unit Mortgage, Series A,
                      7.35%, 6/1/19, FHA                                    714

     335            New York City, Housing Development,
                      Revenue Bond, Series 1,
                      7.38%, 4/1/17, MBIA                                   345

     200            New York City, Industrial
                      Development Agency,
                      Civic Facilities, Revenue Bond, USTA
                      National Tennis Center, FSA
                      6.38%, 11/15/14                                       213

     650            New York City, Municipal Water
                      Finance Authority,
                      Revenue Bond, Series A,
                      6.75%, 6/15/16,
                      callable 6/15/01 @ 101, FGIC                          695

     300            New York City, Series B, GO,
                      7.00%, 10/1/18,
                      callable 10/1/99 @ 100, FSA                           317

     250            New York City, Series C, GO,
                      7.00%, 2/1/12,
                      callable 8/1/97 @ 101.5, FGIC                         256

     500            Port Authority New York & New Jersey
                      5.38%, 7/15/27,
                      callable 1/15/07 @ 101, FSA                           472

     700            State Dormitory Authority,
                      City University, Revenue
                      Bond, Series
                      6.75%, 7/1/24, MBIA                                   787

     750            State Dormitory Authority,
                      Ithaca College, Revenue Bond,
                      6.50%, 7/1/10, MBIA                                   803

     225            State Dormitory Authority,
                      Judicial Facilities Leases,
                      Revenue Bond, Series B,
                      7.00%, 4/15/16, MBIA                                  244

     500            State Dormitory Authority,
                      Revenue Bond,
                      5.75%, 7/1/26                                         495

     500            State Dormitory Authority,
                      Revenue Bond,
                      5.75%, 7/1/26                                         494

     250            State Dormitory Authority,
                      Siena College, Revenue Bond,
                      5.75%, 7/1/26                                         247

     700            State Dormitory Authoruty,
                      St. Johns University
                      Revenue Bond,
                      5.70%, 7/1/26                                         688

     340            State Medical Care Facilities
                      Finance Agency,
                      7.45%, 2/15/29,
                      Prerefunded 2/15/00 @ 102, MBIA                       371

     565            State Medical Care Facilities Finance
                      Agency, North Shore University,
                      Refunding Revenue Bond,
                      7.20%, 11/1/20, MBIA                                  611

     550            State Medical Care Facilities Finance
                      Agency, St. Luke's, Revenue Bond,
                      Series A,
                      7.10%, 2/15/27,
                      callable 2/15/97 @ 102, FHA                           562

     155            State Medical Care Facilities,
                      Financial Agency, Revenue Bond,
                      7.38%, 8/15/19,
                      Prerefunded 8/15/99 @ 102, MBIA                       168

     345            State Medical Care Facilities,
                      Refunding Revenue Bond,
                      7.38%, 8/15/19, MBIA                                  370

     550            State Tollway Authority,
                      Revenue Bond, Series C,
                      6.00%, 1/1/25, FGIC                                   556

   1,000            State Urban Development,
                      7.50%, 1/1/12,
                      Prerefunded 1/1/98 @ 102, AMBAC                     1,044

     400            State Urban Development,
                      7.50%, 1/1/20,
                      Prerefunded 1/1/00 @ 102, FSA                         437

     370            State, GO,
                      6.75%, 8/1/18,
                      callable 8/1/01 @ 102, AMBAC                          399

     325            State, GO,
                      6.75%, 8/1/19,
                      callable 8/1/01 @ 102, AMBAC                          350

     900            Triborough Bridge & Tunnel Authority,
                      7.00%, 1/1/20,
                      Prerefunded 1/1/01 @ 102, MBIA                        985

   1,000            Triborough Bridge & Tunnel Authority,
                      Special Obligation,
                      Refunding Revenue Bond, Series B,
                      6.88%, 1/1/15, AMBAC                                1,075

     250            University Puerto Rico, Revenue Bond,
                      5.25%, 6/1/25, MBIA                                   235

     500            Western Nassau County New York
                      Water Authority, Revenue Bond,
                      5.65%, 5/1/26, AMBAC                                  490

Total New York Municipal Bonds                                           18,676

Investment Companies (0.6%)

 109,662            Providence of New York Fund                             110

Total Investment Companies                                                  110

Total (Cost $17,883) <F1>                                               $18,786


Percentages indicated are based on net assets of $18,378.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                                               $921
     Unrealized depreciation                                                (18)
     Net unrealized appreciation                                           $903

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance

GO--General Obligation

MBIA--Municipal Bond Insurance Assoc.

OID--Original Issue Discount

See notes to financial statements.




THE VICTORY PORTFOLIOS                                  Schedule of Investments
Ohio Municipal Bond Fund                                         April 30, 1997

(Amounts in Thousands, Except Shares)                               (Unaudited)


Shares or
Principal                                                               Market
Amount              Security Description                                 Value


Municipal Bonds (93.9%)

Alternative Minimum Tax Paper (11.8%):

$    2,000          Cuyahoga County Multifamily Revenue
                      6.60%, 10/20/30,
                      callable 10/20/05 @ 102, GNMA                     $ 2,058

     3,500          Student Loan Funding Corp.,
                      Series A,
                      5.50%, 12/1/01                                      3,543

     3,000          Student Loan Funding Corp.,
                      Series A,
                      5.85%, 8/1/04                                       3,106

Total Alternative Minimum Tax Paper                                       8,707

General Obligations (36.6%)

County, City & Special District (4.8%):

       270          Beavercreek,
                      6.05%, 12/1/16,
                      callable 12/1/07 @ 102                                273

       355          Butler County,
                      5.60%, 12/1/09,
                      callable 12/1/06 @ 101, AMBAC                         362

       155          Butler County,
                      5.65%, 12/1/10,
                      callable 12/1/06 @ 101, AMBAC                         157

       600          Madison County,
                      7.00%, 12/1/19,
                      callable 12/1/04 @ 102 AMBAC                          667

     1,000          Munroe Falls, Series A,
                      6.95%, 12/1/14,
                      callable 12/1/04 @ 101, AMBAC                       1,102

     1,000          Toledo,
                      5.63%, 12/01/11,
                      callable 12/1/06 @ 102, AMBAC                       1,010
                                                                          3,571

Education (23.3%):

     1,000          Anthony Wayne Local School District,
                      5.75%, 12/1/18,
                      callable 12/1/05 @ 101, FGIC                        1,004

       665          Avon Local School District,
                      5.50%, 12/1/04, AMBAC                                 686

       250          Avon Local School District,
                      5.55%, 12/1/05, AMBAC                                 259

     1,500          Batavia Local School District
                      7.00%, 12/1/14,
                      callable 12/1/05 @ 102, MBIA                        1,683

     1,000          Blufton, Exempt Village
                      School District,
                      5.50%, 12/1/21,
                      callable 12/1/07 @ 101, AMBAC                         974

     1,000          Brecksville-Broadview Heights
                      City School District
                      6.50%, 12/1/16,
                      callable 12/1/06 @ 102, FGIC                        1,070

     1,000          Delaware City School District,
                      5.75%, 12/1/20,
                      callable 12/1/05 @ 101, FGIC                        1,001

       205          Forest Hills Local School District,
                      3.60%, 12/1/97, MBIA                                  205

       165          Forest Hills Local School District,
                      4.00%, 12/1/98, MBIA                                  165

       450          Indian Lake School Distrct,
                      3.85%, 12/1/98, FGIC                                  448

     2,500          Indian Valley Local School District,
                      7.00%, 12/1/14,
                      callable 12/1/05 @ 102, AMBAC                       2,802

     1,250          Lakeview Local School District,
                      6.95%, 12/1/19,
                      callable 12/1/04 @ 102, AMBAC                       1,386

       500          Olentangy Local School District,
                      Series A,
                      6.25%, 12/1/14,
                      callable 12/1/04 @ 102                                522

     2,000          Twinsburg Local School District,
                      5.90%, 12/1/21,
                      callable 12/1/06 @ 102, FGIC                        2,017

     3,000          Upper Arlington City School District,
                      5.13%, 12/1/19,
                      callable 12/1/06 @ 101, MBIA                        2,793

       145          Westlake, City School District,
                      Series A,
                      3.85%, 12/1/97                                        145

                                                                         17,160

Public Facilities

(Convention, Sport, Public Buildings) (2.4%):

       285          Centerville Capital Facilities,
                      5.63%, 12/1/26,
                      callable 12/1/05 @ 101, MBIA                          279

     1,385          Crawford County,
                      Correctional Facilities,
                      6.75%, 12/1/19, AMBAC                               1,519

                                                                          1,798

Transportation (2.7%):

     2,005          State Highway, Series V,
                      4.80%, 5/15/04                                      1,983

Utility (Sewers, Telephone, Electric) (3.4%):

       500          Canton Waterworks System,
                      5.75%, 12/1/10,
                      callable 12/1/05 @ 102, AMBAC                         512

       300          Groveport, Sewer Improvements,
                      5.60%, 12/1/11, AMBAC                                 304

       285          Huron County Landfill Issue II,
                      5.40%, 12/1/07, MBIA                                  291

       320          Huron County Landfill Issue II,
                      5.60%, 12/1/09,
                      callable 12/1/07 @ 102, MBIA                          327

     1,000          Toledo, Sewer Improvements,
                      6.10%, 12/1/14,
                      callable 12/1/04 @ 102, AMBAC                       1,039

                                                                          2,473

Total General Obligations                                                26,985

Revenue Bonds (45.5%)

Education (8.5%):

     4,130          Kent State University,
                      University Revenue,
                      5.50%, 5/1/28,
                      callable 11/1/06 @ 102, MBIA                        3,999

     1,000          State Higher Education Facility
                      Revenue, Series II B,
                      5.88%, 12/1/04,
                      callable 12/1/01 @ 102                              1,045

     1,250          University of Cincinnati
                      General Receipts, Series AB,
                      5.38%, 6/1/20,
                      callable 6/1/07 @ 100, MBIA                         1,198

                                                                          6,242

Hospitals, Nursing Homes & Health Care (15.7%):

       750          Cuyahoga County Hospital Revenue,
                      Metrohealth System Project,
                      5.50%, 2/15/27,
                      callable 2/15/07 @ 102, MBIA                          716

     1,300          Cuyahoga County Hospital,
                      University Hospital Health,
                      Series A,
                      5.63%, 1/15/21,
                      callable 1/15/06 @ 102, MBIA                        1,263

       330          Franklin County Hospital,
                      Childrens Hospital,
                      4.50%, 11/1/98                                        332

     1,720          Franklin County, Riverside Hospital,
                      7.25%, 5/15/20,
                      Prerefunded 5/15/00 @ 102, MBIA                     1,875

     1,000          Garfield Heights, Marymont Hospital
                      6.70%, 11/15/15,
                      callable 11/15/02 @ 102                             1,059

     2,000          Lake County Hospital
                      Improvement Facilities,
                      6.38%, 8/15/03, AMBAC                               2,148

     2,000          Lucas County Hospital,
                      Promedica Healthcare,
                      5.75%, 11/15/14,
                      callable 11/15/06 @ 102, MBIA                       1,996

       635          Portage County Hospital,
                      6.50%, 11/15/03, MBIA                                 688

       675          Portage County Hospital,
                      6.50%, 11/15/04, MBIA                                 737

       715          Portage County Hospital,
                      6.50%, 11/15/05, MBIA                                 785

                                                                         11,599

Housing (2.0%):

       255          Cap Corp., Housing Mangement
                      Revenue, Bucyrus Estate,
                      5.75%, 7/1/06,
                      callable 7/1/05 @ 102, MBIA                           263

       850          Cuyahoga County Multifamily
                      Revenue, Water Street Assoc.,
                      6.15%, 12/20/26,
                      callable 6/20/08 @ 105, GNMA                          853

       370          Cuyahoga County Multifamily,
                      5.60%, 6/20/08                                        370

                                                                          1,486

Public Facilities

(Convention, Sport, Public Buildings) (9.6%):

     1,575          Ohio State Building Authority,
                      Arts Facilities Building Fund,
                      5.00%, 10/1/98                                      1,592

     1,000          Ohio State Building Authority,
                      Sports Facilities Building,
                      5.00%, 10/1/07, FSA                                   985

       500          Ohio State Public Facilities
                      Commission,
                      4.25%, 12/1/97, AMBAC                                 501

     1,200          Ohio State Public Facilities
                      Commission,
                      5.00%, 11/1/98                                      1,215

     2,000          State Building Authority,
                      Adult Correctional Facilities,
                      6.00%, 10/1/07,
                      callable 10/1/03 @ 102                              2,109

       500          Toledo, Lucas County,
                      Convention Center Project,
                      5.50%, 10/1/10,
                      callable 10/1/06 @ 102, MBIA                          502

       200          Toledo, Lucas County,
                      Convention Center Project,
                      5.70%, 10/1/15,
                      callable 10/1/06 @ 102, MBIA                          200

                                                                          7,104

Utility (Sewers, Telephone, Electric) (9.7%):

     1,985          Cleveland Public Power Systems,
                      Series A,
                      7.00%, 11/15/24,
                      Prerefunded 11/15/04 @ 102, MBIA                    2,268

       950          Cleveland Waterworks, Series H,
                      5.75%, 1/1/21,
                      callable 1/1/06 @ 102, MBIA                           950

       815          Huber Heights Water System,
                      5.55%, 12/1/10,
                      callable 12/1/05 @ 102, MBIA                          821

       100          Huber Heights Water System,
                      Capital Appreciation,
                      0.00%, 12/1/21, MBIA                                   24

     1,000          Huber Heights Water System,
                      Capital Appreciation,
                      0.00%, 12/1/22, MBIA                                  226

     1,000          Huber Heights Water System,
                      Capital Appreciation,
                      0.00%, 12/1/23, MBIA                                  213

     1,245          Huber Heights Water System,
                      Capital Appreciation,
                      0.00%, 12/1/24, MBIA                                  250

     1,195          Huber Heights Water System,
                      Capital Appreciation,
                      0.00%, 12/1/25, MBIA                                  226

       250          Ohio State Water Development
                      Authority, Safe Water Services,
                      4.60%, 6/1/04, AMBAC                                  243

     1,000          Ohio State Water Development
                      Authority, Safe Water Services,
                      4.50%, 6/1/05, AMBAC                                  954

       500          Southwest Regional Water,
                      6.00%, 12/1/20,
                      callable 12/1/05 @ 101, MBIA                          509

       135          Springboro Sewer Systems,
                      4.00%, 6/1/98, MBIA                                   135

       300          Toledo Waterworks,
                      5.00%, 11/15/02, FGIC                                 302

                                                                          7,121

Total Revenue Bonds                                                      33,552

Total Municipal Bonds                                                    69,244

Investment Companies (4.3%)

 1,527,430          Federated Ohio Municipal Cash
                      Trust Fund                                          1,527

     8,567          Fidelity Ohio Tax Free Money Market                       9

 1,636,741          Vanguard Ohio Tax Free
                      Money Market Portfolio                              1,637

Total Investment Companies                                                3,173

Total (Cost $70,882) <F1>                                               $72,417


Percentages indicated are based on net assets of $73,721.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                                             $1,741
     Unrealized depreciation                                               (205)
     Net unrealized appreciation                                         $1,536

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance

GNMA--Government National Mortgage Assoc.

MBIA--Municipal Bond Insurance Assoc.

See notes to financial statements.



THE VICTORY PORTFOLIOS                                  Schedule of Investments
Balanced Fund                                                   April 30, 1997

(Amounts in Thousands, Except Shares)                               (Unaudited)


Shares or
Principal                                                              Market
Amount              Security Description                                Value


Commercial Paper (7.8%)
Financial Services (7.8%):

$ 23,744            General Electric Capital Corp.,
                      5.62%, 5/1/97                                    $ 23,744

Total Commercial Paper                                                   23,744

Common Stocks (53.4%)

Aerospace/Defense (1.5%):

  37,700            AlliedSignal, Inc.                                    2,724

  20,400            Boeing Co.                                            2,012
                                                                          4,736

Aluminum (0.5%):

  21,700            Aluminum Co. of America                               1,516

Automobiles (0.2%):

  16,000            Chrysler Corp.                                          480

Banks (4.8%):

  28,900            BankAmerica Corp.                                     3,378

  32,400            Chase Manhattan Corp.                                 3,001

  28,100            First Union Corp.                                     2,360

  44,000            Mellon Bank Corp.                                     3,570

  48,500            Norwest Corp.                                         2,419

                                                                         14,728

Beverages (1.7%):

  66,800            Anheuser-Busch Cos., Inc.                             2,864

  70,000            PepsiCo, Inc.                                         2,441
                                                                          5,305

Chemicals--General (0.9%):

  25,500            Air Products & Chemicals, Inc.                        1,829

  10,800            Dow Chemical Co.                                        917

                                                                          2,746

Commercial Services (0.0%):

  16,000            Professional Staff PLC ADR <F2>                         148

Computers & Peripherals (2.0%):

  20,000            Cisco Systems, Inc. <F2>                              1,035

  20,800            Hewlett-Packard Co.                                   1,092

  25,000            International Business
                      Machines Corp.                                      4,019

                                                                          6,146

Conglomerates (2.0%):

  30,400            General Electric Co.                                  3,370

  60,000            Jardine Strategic
                      Holdings Ltd. ADR                                     141

  24,400            Textron, Inc.                                         2,718

                                                                          6,229

Consumer Products (0.9%):

  17,000            Colgate-Palmolive Co.                                 1,887

  22,600            Newell Co.                                              791
                                                                          2,678

Containers (0.3%):

  30,000            Sonoco Products Co.                                     806

Cosmetics & Related (0.5%):

  27,100            Avon Products, Inc.                                   1,670

Electrical Equipment (0.6%):

  37,200            Emerson Electric Co.                                  1,888

Entertainment (0.5%):

  53,700            Viacom Inc., Class B <F2>                             1,436

Financial Services (1.9%):

  31,400            American Express Co.                                  2,068

  61,200            Fannie Mae                                            2,518

  14,300            Household International, Inc.                         1,258

                                                                          5,844

Food Distributors, Supermarkets
& Wholesalers (0.1%):

   6,000            SUPERVALU, INC.                                         184

Food Processing & Packaging (1.5%):

  31,500            ConAgra, Inc.                                         1,815

  69,000            Sara Lee Corp.                                        2,898

                                                                          4,713

Forest Products--Lumber & Paper (0.4%):

   9,000            Bowater, Inc.                                           389

  14,000            Mead Corp.                                              786
                                                                          1,175

Health Care (0.8%):

  68,500            Columbia/HCA Healthcare Corp.                         2,398

Insurance (0.6%):

  60,500            Everest Reinsurance Holdings, Inc.                    1,739

Insurance--Multi-Line (2.7%):

  73,942     Allstate Corp.                                               4,843

  15,400            Chubb Corp.                                             889

  15,000            General Re Corp.                                      2,509

                                                                          8,241

Medical Supplies (0.9%):

  73,000            Biomet, Inc.                                          1,109

  24,200            Medtronic, Inc.                                       1,676

                                                                          2,785

Newspapers (0.2%):

  18,000            Dow Jones & Co., Inc.                                   729

Oil & Gas Exploration, Production
& Services (0.8%):
  67,600            Enron Corp.                                           2,543

Oil-Integrated Companies (6.7%):
  12,000            Atlantic Richfield Co.                                1,634

  26,000            Exxon Corp.                                           1,472

  41,700            Mobil Corp.                                           5,421

  57,600            Phillips Petroleum Co.                                2,268

     400            Royal Dutch Petroleum Co. ADR                            72

  21,000            Royal Dutch Petroleum Co. ADR                         3,785

  58,500            Texaco, Inc.                                          6,172

                                                                         20,824

Oilfield Services & Equipment (1.2%):

  72,400            Baker Hughes, Inc.                                    2,498

  12,000            Schlumberger Ltd.                                     1,329
                                                                          3,827

Paint, Varnishes, Enamels (0.2%):

  21,400            Sherwin-Williams Co.                                    647

Pharmaceuticals (4.9%):

  50,000            Abbott Laboratories                                   3,050

  48,900            American Home Products Corp.                          3,240

  14,000            Bristol-Myers Squibb Co.                                917

  17,600            Merck & Co., Inc.                                     1,593

  55,700            Pfizer, Inc.                                          5,347

   9,000            Schering-Plough Corp.                                   720

                                                                         14,867

Publishing (0.5%):

  31,500            Time Warner, Inc.                                     1,418

Retail (1.1%):

  48,400            Dayton Hudson Corp.                                   2,178

  38,800            Wal-Mart Stores, Inc.                                 1,096

                                                                          3,274

Retail--Department Stores (0.9%):

  30,500            May Department Stores Co.                             1,411

  26,000            Sears, Roebuck & Co.                                  1,248

                                                                          2,659

Retail--Drug Stores (0.5%):

  32,800            Walgreen Co.                                          1,509

Retail--Specialty Stores (0.6%):

  30,000            AutoZone, Inc. <F2>                                     735

  28,000            Lowe's Cos., Inc.                                     1,064

                                                                          1,799

Semiconductors (1.1%):

  15,700            Intel Corp.                                           2,404

  25,000            LSI Logic Corp. <F2>                                    956

                                                                          3,360

Software & Computer Services (1.1%):

  63,000            Informix Corp. <F2>                                     461

  13,500            Microsoft Corp. <F2>                                  1,640

  28,500            Oracle Corp. <F2>                                     1,133

                                                                          3,234

Steel (0.2%):

  17,100            USX-U.S. Steel Group, Inc.                              500

Tax Return Preparation (0.4%):

  40,500            H&R Block, Inc.                                       1,306

Telecommunications (0.8%):

  13,176            Lucent Technologies, Inc.                               779

   1,000            Telecomunicacoes Brasileiras
                      S/A-Telebras ADR                                      115

  60,000            WorldCom, Inc. <F2>                                   1,440

                                                                          2,334

Tobacco & Tobacco Products (0.4%):

  31,500            Philip Morris Cos., Inc.                              1,240

Utilities--Electric (2.5%):

  44,400            Consolidated Edison Co.
                      of New York, Inc.                                   1,232

  52,000            DQE, Inc.                                             1,437

  20,000            FPL Group, Inc.                                         893

 111,800            Houston Industries, Inc.                              2,235

  57,800            Texas Utilities Co.                                   1,951

                                                                          7,748

Utilities--Telecommunications (4.0%):

  42,000            Ameritech Corp.                                       2,567

  56,000            AT&T Corp.                                            1,876

  66,500            GTE Corp.                                             3,051

 125,000            MCI Telecommunications Corp.                          4,765

                                                                         12,259

Total Common Stocks                                                     163,668

Foreign Common Stocks (4.2%)

Australia (0.3%):
Banks (0.1%):

  12,000            National Australia Bank Ltd.                            165

Building Materials (0.1%):

  50,400            Leighton Holdings                                       227

Entertainment (0.0%):

  57,000            Village Roadshow Ltd., Class A                          145

Leisure--Recreation, Gaming (0.0%):

  45,000            Aristocrat Leisure                                       94

Publishing (0.1%):

  32,000            Publishing & Broadcasting Ltd.                          169

Total Australia                                                             800

Austria (0.1%):
Steel (0.0%):
   2,500            Voest-Alpine Stahl AG                                    98

Utilities--Electric (0.1%):

   2,800            Oesterreichische
                      Elekrizitaetswirtschafts, Class A                     196

Total Austria                                                               294

Britain (0.6%):
Banks (0.2%):

  21,000            Allied Irish Banks PLC                                  146

   5,000            HSBC Holdings PLC                                       131

   8,000            National Westminster Bank PLC                            95

                                                                            372

Catering (0.1%):

  14,000            Compass Group PLC                                       154

Chemicals--General (0.0%):

   9,500            BOC Group PLC                                           146

Containers (0.0%):

  50,500            Jefferson Smurfit Group PLC                             123

Industrial Goods & Services (0.0%):

  25,000            Hanson PLC                                              121

Office Equipment & Supplies
(Non-Computer Related) (0.0%):

  10,000            De La Rue PLC                                            90

Real Estate (0.0%):
  20,000            Slough Estates PLC                                      103

Retail (0.1%):
  33,600            Marks & Spencer PLC                                     267

Transportation (0.1%):
  30,000            Associated British Ports
                      Holdings PLC                                          129

  22,000            Peninsular & Oriental
                      Steam Navigation Co.                                  216

                                                                            345

Transportation Leasing & Trucking (0.0%):

  25,000            Avis Europe PLC <F2>                                     54

Utilities--Water (0.1%):

  28,300            Severn Trent PLC                                        348

Total Britain                                                             2,123

Canada (0.1%):
Banks (0.1%):
   8,200            Canadian Imperial Bank
                      of Commerce                                           188

Total Canada                                                                188

Finland (0.1%):
Banks (0.1%):

  87,000            Merita Ltd., Class A                                    283

Total Finland                                                               283

France (0.4%):
Building Materials (0.0%):

   2,350            Compagnie de Saint Gobain                               315

Conglomerates (0.1%):

     650            Compagnie Generale d'Industrie
                      et de Participations                                  197

Insurance (0.1%):

   2,300            AXA-UAP                                                 142

   1,250            Cardif SA                                               156

                                                                            298

Oil & Gas Exploration, Production
& Services (0.1%):

   1,600            Elf Aquitaine SA                                        155

Pharmaceuticals (0.1%):

   5,800            Rhone-Poulenc, Class A                                  195

Total France                                                              1,160

Germany (0.3%):
Automobiles (0.1%):
     800            Volkswagen AG                                           393

Banks (0.1%):

   6,900            Bayerische Hypotheken-und
                      Weschel-Bank AG                                       214

Chemicals--General (0.1%):

   6,300            BASF AG                                                 242

Total Germany                                                               849

Hong Kong (0.3%):
Conglomerates (0.1%):
  41,000            Citic Pacific Ltd                                       222

Real Estate (0.2%):

  17,000            Cheung Kong Holdings Ltd.                               149

  70,000            Hang Lung Development Co.                               129

  19,000            Hutchison Whampoa Ltd.                                  141

                                                                            419

Transportation (0.0%):

  60,000            Cross Harbour Tunnel Co.                                127

Utilities--Electric (0.0%):

  75,000            Beijing Datang <F2>                                      39

Total Hong Kong                                                             807

Italy (0.2%):
Automobiles (0.1%):
 100,000            Fiat SpA                                                183

Food & Dairy Products (0.1%):

 157,000            Parmalat Finanziaria SpA                                228

Utilities--Telecommunications (0.0%):

  60,000            Telecom Italia SpA                                      129

Total Italy                                                                 540

Japan (0.5%):
Automobiles (0.0%):

  13,000            Honda Motor Co. Ltd.                                    404

Cosmetics & Related (0.1%):

  12,000            Kao Corp.                                               140

  16,000            Shiseido Co. Ltd.                                       229

                                                                            369

Electronic & Electrical--General (0.1%):

  19,000            Matsushita Electric
                      Industrial Co. Ltd.                                   304

Financial Services (0.1%):

   3,900            Takefuji Corp.                                          188

Pharmaceuticals (0.1%):

  11,000            Daiichi Pharmaceutical                                  177

Photography (0.1%):

   8,000            Fuji Photo Film                                         306

Retail--Department Stores (0.0%):

  12,000            Diamaru Inc.                                             50

Tools (0.0%):

  10,000            Makita Corp.                                            137

Total Japan                                                               1,935

Malaysia (0.1%):
Steel (0.1%):
 104,000            Malayawata Steel Berhad                                 175

Total Malaysia                                                              175

Netherlands (0.3%):
Banks (0.1%):

   4,497            ING Groep N.V.                                          177

Chemicals--General (0.0%):

   1,800            DSM N.V.                                                180

Containers (0.1%):

   9,000            Koninklijke Emballage Indusrie
                      Van Leer                                              179

Electronic & Electrical--General (0.1%):

   3,300            Philips Electronics N.V.                                172

Food Products (0.0%):

   2,600            CSM-N.R. Cert                                           149

Oil-Integrated Companies (0.0%):

     500            Royal Dutch Petroleum Co.                                89

Total Netherlands                                                           946

New Zealand (0.1%):
Fisheries (0.0%):

  25,000            Sanford Ltd.                                             49

Household Goods--Appliances,
Furnishings & Electronics (0.1%):

  43,100            Fisher & Paykel Industries Ltd.                         155

Total New Zealand                                                           204

Portugal (0.2%):
Banks (0.1%):

  11,000            Banco Commercial Portugues, SA                          168

Building Materials (0.1%):

  10,000            Cimpor-Cimentos de Portugal,
                      SGPS, SA                                              214

Telecommunications (0.0%):

   2,700            Portugal Telecom SA                                     100

Total Portugal                                                              482

Singapore (0.1%):
Conglomerates (0.1%):

  85,000            Haw Par Brothers International Ltd.                     187

Total Singapore                                                             187

Spain (0.2%):
Banks (0.1%):

   2,500            Banco Santander SA                                      189

   3,000            Corporacion Bancaria de Espana SA                       134

                                                                            323

Commercial Services (0.0%):

   6,000            Autopistas Concesionaria
                      Espanola SA                                            69

Construction (0.1%):

  10,000            Dragados & Construcciones, SA                           162

Utilities--Electric (0.0%):

   8,000            Iberdrola SA                                             90

Total Spain                                                                 644

Sweden (0.1%):
Conglomerates (0.0%):
   7,000            Kinnevik AB, Class B                                    182

Industrial Goods & Services (0.0%):

   6,300            Trelleborg AB, Class B                                   98

Steel (0.1%):

  17,500            Avesta Sheffield AB                                     174

Total Sweden                                                                454

Switzerland (0.2%):
Banks (0.0%):

   1,297            Credit Suisse Group                                     146

Business & Public Services (0.0%):

      35            Societie Generale de Surveillance
                      Holding SA, Class B                                    72

Consumer Products (0.2%):

   2,000            Oerlikon-Buehrle Holding AG-R <F2>                      198

Insurance (0.0%):

      60            Baloise Holding Ltd., Registered                        127

Pharmaceuticals (0.0%):

      72            Novartis AG Reg,                                         95

Total Switzerland                                                           638

Total Foreign Common Stocks                                              12,709

Convertible Bonds (0.0%)

Banks (0.0%):
      94            Mitsubishi Bank International
                      Finance Bermuda
                      3.00%, 11/30/02                                        96

Total Convertible Bonds                                                      96

Convertible Stock (0.2%)

Automobiles (0.2%):

   4,300            Ford Motor Co.,
                      Convertible Preferred                                 482

Total Convertible Stock                                                     482

Corporate Bonds (8.4%)
Automobiles (1.0%):

   1,500            Daimler-Benz North America Corp.
                      7.38%, 9/15/06                                      1,511

   1,500            General Motors Corp.
                      9.13%, 7/15/01                                      1,615

                                                                          3,126

Banks (1.3%):

     300            BankAmerica Corp.
                      9.63%, 2/13/01                                        326

   1,000            BankAmerica Corp.
                      8.38%, 3/15/02                                      1,054

   1,200            First Union Corp.
                      9.45%, 8/15/01                                      1,306

   1,000            Societe Generale--New York
                      7.40%, 6/1/06                                         995

     400            SunTrust Banks, Inc.
                      7.38%, 7/1/02                                         406

                                                                          4,087

Beverages (0.3%):

     800            Coca-Cola Co.
                      6.7%, 10/15/36                                        789

Brokerage Services (1.4%):

   1,000            Merrill Lynch & Co., Inc.
                      8.25%, 11/15/99                                     1,037

   1,000            Merrill Lynch & Co., Inc.
                      6.00%, 3/1/01                                         966

     800            Morgan Stanley Group, Inc.
                      5.63%, 3/1/99                                         789

     750            Morgan Stanley Group, Inc.
                      8.88%, 10/15/01                                       804

     800            Salomon Brothers, Inc.
                      6.70%, 12/1/98                                        803

                                                                          4,399

Electronic & Electrical--General (0.3%):

   1,000            Philips Electronics N.V.
                      7.13%, 5/15/25*                                       983

Financial Services (0.3%):

   1,000            BHP Finance USA Ltd.
                      6.69%, 3/1/06                                         961

Industrial Goods & Services (2.2%):

     900            Black & Decker Corp.
                      7.50%, 4/1/03                                         916

     500            ConAgra, Inc.
                      7.13%, 10/1/26,
                      callable 10/1/06 @ 100                                496

   1,000            Georgia-Pacific Corp.
                      9.95%, 6/15/02                                      1,115

   1,000            Harris Corp.
                      6.65%, 8/1/06                                         988

   1,100            Lockheed Martin
                      7.20% , 5/1/36                                      1,096

     600            Telecommunications Inc,
                      9.80%, 2/1/12                                         650

     800            Tosco Corp.
                      7.25%, 1/1/07                                         786

     500            USX Corp.
                      7.20%, 2/15/04                                        496

                                                                          6,543

Insurance (0.4%):

     600            Aetna Services, Inc.
                      6.97%, 8/15/36                                        596

     775          Prudential Insurance,
                      7.65%, 7/01/07                                        778

                                                                          1,374

Oil & Gas Exploration, Production
& Services (0.7%):

   1,100            Phillips Petroleum,
                      8.00%, 1/15/37                                      1,078

   1,000            Union Oil of California
                      6.38%, 2/1/04                                         955

                                                                          2,033

Retail (0.2%):

     500            Dayton Hudson Co.
                      6.40%, 2/15/03                                        481

Utilities--Electric (0.3%):

     900            Tenaga Nasional Mal
                      7.88%, 6/15/04                                        929

Total Corporate Bonds                                                    25,705

U.S. Treasury Notes (9.9%)

   6,190            5.63%, 10/31/97                                       6,187

  15,750            7.25%, 2/15/98                                       15,910

   2,600            7.13%, 2/29/00                                        2,646

   2,700            6.25%, 1/31/02                                        2,665

     700            7.88%, 11/15/04                                         748

   2,000            7.00%, 7/15/06                                        2,032

Total U.S. Treasury Notes                                                30,188

U.S Treasury Bonds (5.3%)

   5,395            8.00%, 11/15/21                                       5,979

  10,680            6.75%, 8/15/26                                       10,328

Total U.S Treasury Bonds                                                 16,307

U.S. Government Securities (11.2%)

Federal Home Loan Mortgage Corp. (1.1%):

   1,000            8.19%, 10/6/04                                        1,022

     307            7.50%, 4/1/07                                           310

     471            6.00%, 2/1/11                                           448

   1,470            9.00%, 12/15/19                                       1,544

                                                                          3,324

Federal National Mortgage Assoc. (3.3%):

   2,500            8.50%, 2/1/05                                         2,600

   1,000            6.65%, 3/8/06,
                      callable 3/8/01 @ 100                                 964

   1,735            6.00%, 11/1/08                                        1,669

     404            6.00%, 3/1/09                                           384

     303            6.00%, 11/1/09                                          291

   1,418            6.00%, 6/1/11                                         1,352

      31            7.40%, 7/25/17                                           31

   1,253            9.50%, 8/01/22                                        1,346

   1,458            7.00%, 12/1/22                                        1,415

                                                                         10,052

Government National Mortgage Assoc. (6.8%):

     190            9.00%, 6/15/09                                          200

     181            9.50%, 7/15/09                                          194

     938            9.00%, 12/15/09                                         983

     731            8.50%, 7/15/10                                          757

   1,312            6.00%, 1/15/11                                        1,260

   1,114            9.00%, 10/15/16                                       1,165

     156            9.00%, 11/15/16                                         163

   1,406            8.00%, 11/15/17                                       1,430

     588            9.00%, 9/15/19                                          615

     552            9.00%, 12/15/19                                         577

     642            9.00%, 1/15/20                                          671

     381            9.00%, 2/15/20                                          398

   1,273            8.50%, 5/15/20                                        1,311

     486            8.50%, 4/15/21                                          501

     322            8.50%, 3/15/23                                          331

     270            7.00%, 7/15/23                                          262

     888            7.50%, 11/15/23                                         881

   2,920            7.00%, 12/15/23                                       2,837

   1,864            6.50%, 1/15/24                                        1,749

   4,262            7.00%, 6/15/24                                        4,140

     789            7.50%, 11/15/24                                         785
                                                                         21,210

Total U.S. Government Securities                                         34,586

Total (Cost $260,328) <F1>                                             $307,485


Percentages indicated are based on net assets of $306,168.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                                            $50,803
     Unrealized depreciation                                             (3,646)
     Net unrealized appreciation                                        $47,157

<F2> Represents non-income producing securities.

ADR--American Depository Receipt

See notes to financial statements.



THE VICTORY PORTFOLIOS                                  Schedule of Investments
Stock Index Fund                                                 April 30, 1997

(Amounts in Thousands, Except Shares)                               (Unaudited)


Shares or
Principal                                                              Market
Amount              Security Description                                Value


Commercial Paper (12.8%)

Financial Services (12.8%):

$ 46,721            General Electric Capital Corp.,
                      5.62%, 5/1/97                                    $ 46,721

Total Commercial Paper                                                   46,721

Common Stocks (86.5%)
Advertising (0.1%):

   4,160            Interpublic Group of Cos., Inc.                         236

Aerospace--Defense (1.8%):

  14,513            AlliedSignal, Inc.                                    1,049

   2,755            B.F. Goodrich, Inc.                                     110

  18,389            Boeing Co.                                            1,814

   3,237            General Dynamics Corp.                                  231

   9,889            Lockheed Martin Corp.                                   885

  10,888            McDonnell Douglas Corp.                                 646

   2,962            Northrop Grumman Corp.                                  247

  12,113            Raytheon Co.                                            528

  12,180            United Technologies Corp.                               921

                                                                          6,431

Agriculture (0.1%):

   4,227            Pioneer Hi-Bred International, Inc.                     299

Airlines (0.3%):

   4,669            AMR Corp. Delaware <F2>                                 434

   3,753            Delta Air Lines, Inc.                                   346

   7,443            Southwest Airlines Co.                                  205

   3,294            U.S. Airways Group, Inc. <F2>                           107

                                                                          1,092

Aluminum (0.3%):

  11,610            Alcan Aluminum Ltd.                                     393

   8,899            Aluminum Co. of America                                 622

   3,268            Reynolds Metals Co.                                     222

                                                                          1,237

Apparel--Footwear (0.4%):

   3,945            Fruit of the Loom, Inc., Class A <F2>                   142

   3,666            Liz Claiborne, Inc.                                     166

  14,798            Nike, Inc., Class B                                     832

   2,856            Reebok International Ltd.                               109

   2,546            Stride Rite Corp.                                        35

   3,270            VF Corp.                                                236

                                                                          1,520

Automobiles (1.5%):

  36,055            Chrysler Corp.                                        1,082

  60,836            Ford Motor Co.                                        2,114

  38,795            General Motors Corp.                                  2,246

   3,767            Navistar International Corp. <F2>                        42

   1,994            PACCAR, Inc.                                            139

                                                                          5,623

Automotive Parts (0.3%):

   2,027            Cummins Engine Co., Inc.                                114

   5,224            Dana Corp.                                              167

   3,202            Echlin, Inc.                                            104

   9,267            Genuine Parts Co.                                       300

   6,064            ITT Industries, Inc.                                    153

   6,517            TRW, Inc.                                               340

                                                                          1,178

Banks (5.0%):

  20,126            Bank of New York Co.                                    795

  18,414            BankAmerica Corp.                                     2,152

   4,192            Bankers Trust New York                                  341

  10,013            Barnett Banks, Inc.                                     489

  22,520            Chase Manhattan Corp.                                 2,086

   5,514            Comerica, Inc.                                          323

  16,362            First Chicago NBD Corp.                                 920

  14,560            First Union Corp.                                     1,223

   9,504            J.P. Morgan & Co., Inc.                                 968

  11,567            KeyCorp                                                 603

  17,146            MBNA Corp.                                              566

   6,641            Mellon Bank Corp.                                       539

  11,454            National City Corp.                                     558

  39,560            NationsBank Corp.                                     2,388

  19,004            Norwest Corp.                                           948

  17,216            PNC Bank Corp.                                          708

   2,834            Republic New York Corp.                                 260

  11,445            SunTrust Banks, Inc.                                    581

   7,753            U.S. Bancorp.                                           443

   8,478            Wachovia Corp.                                          496

   4,741            Wells Fargo & Co.                                     1,265

                                                                         18,652

Banks--Money Centers Regional (1.3%):

   7,850            BankBoston Corp.                                        571

  23,771            Citicorp                                              2,677

  11,474            CoreStates Financial Corp.                              581

  13,462            Fleet Financial Group, Inc.                             821

                                                                          4,650

Banks--Outside Money Center (0.5%):

  21,932            Banc One Corp.                                          929

   5,434            Fifth Third Bancorp                                     406

   6,903            First Bank Systems, Inc.                                530

                                                                          1,865

Beverages (3.6%):

  25,624            Anheuser-Busch Cos., Inc.                             1,099

   3,541            Brown-Forman Corp., Class B                             179

 127,688            Coca-Cola Co.                                         8,123

   1,946            Coors Adolph Co., Class B                                45

  79,725            PepsiCo, Inc.                                         2,780

  19,027            Seagram Co. Ltd.                                        728

                                                                         12,954

Brokerage Services (0.4%):

   8,452            Merrill Lynch & Co., Inc.                               805

   7,822            Morgan Stanley Group, Inc.                              494

   5,595            Salomon Brothers, Inc.                                  280

                                                                          1,579

Building Materials (0.2%):

   2,119            Armstrong World Industries, Inc.                        139

   1,482            Centex Corp.                                             53

   1,825            Fleetwood Enterprises, Inc.                              48

   1,995            Kaufman & Broad Home Corp.                               28

   8,234            Masco Corp.                                             312

   2,671            Owens Corning                                           108

   1,194            Pulte Corp.                                              34

                                                                            722

Chemicals--General (2.4%):

   5,731            Air Products & Chemicals, Inc.                          411

  12,470            Dow Chemical Co.                                      1,058

  28,891            E.I. Du Pont de Nemours Co.                           3,067

   3,987            Eastman Chemical Co.                                    203

   7,382            Englehard Corp.                                         155

   1,906            FMC Corp. <F2>                                          128

   3,175            Great Lakes Chemical Corp.                              135

   5,253            Hercules, Inc.                                          207

   3,796            Mallinckrodt, Inc.                                      138

  30,176            Monsanto Co.                                          1,290

   3,457            Nalco Chemical Co.                                      124

   9,410            PPG Industries, Inc.                                    512

   8,028            Praxair, Inc.                                           414

   3,283            Rohm & Haas Co.                                         273

   5,131            Sigma-Aldrich Corp.                                     154

   6,535            Union Carbide Corp.                                     326

   3,652            W.R. Grace & Co.                                        190

                                                                          8,785

Commercial Services (1.1%):

  14,988            Automatic Data Processing, Inc.                         678

  20,355            CUC International, Inc. <F2>                            430

   3,312            Ecolab, Inc.                                            135

  28,318            Eli Lilly & Co.                                       2,489

   5,854            Federal Express Corp. <F2>                              315

                                                                          4,047

Computers & Peripherals (3.8%):

   9,030            3Com Corp. <F2>                                         262

   6,226            Amdahl Corp. <F2>                                        53

   6,398            Apple Computer, Inc. <F2>                               109

  10,124            Bay Networks, Inc. <F2>                                 180

   7,996            Cabletron Systems, Inc. <F2>                            276

  33,737            Cisco Systems, Inc. <F2>                              1,746

  13,897            Compaq Computer Corp. <F2>                            1,186

   3,925            Computer Sciences Corp. <F2>                            245

   2,050            Data General Corp. <F2>                                  38

   8,985            Dell Computer, Inc. <F2>                                752

   8,070            Digital Equipment Corp. <F2>                            241

  11,941            EMC Corp. <F2>                                          434

  52,043            Hewlett-Packard Co.                                   2,732

   2,442            Intergraph Corp. <F2>                                    16

  26,559            International Business
                      Machines Corp.                                      4,269

  12,687            Seagate Technology, Inc. <F2>                           582

   9,052            Silicon Graphics, Inc. <F2>                             135

  18,889            Sun Microsystems, Inc. <F2>                             544

   6,099            Tandem Computers, Inc. <F2>                              79

   8,972            Unisys Corp. <F2>                                        54

                                                                         13,933

Conglomerates (3.8%):

  11,732            Corning, Inc.                                           566

   2,358            Crane Co.                                                88

  84,491            General Electric Co.                                  9,363

  21,451            Minnesota Mining &
                      Manufacturing Co.                                   1,866

   7,302            Morton International, Inc.                              306

   2,327            National Service Industries, Inc.                        98

   8,763            Tenneco Inc.                                            349

   4,243            Textron, Inc.                                           473

  30,999            Westinghouse Electric Corp.                             527

   5,325            Whitman Corp.                                           123

                                                                         13,759

Construction (0.1%):

   4,307            Fluor Corp.                                             236

   2,086            Foster Wheeler Corp.                                     81

                                                                            317

Consumer Products (1.7%):

   3,840            American Greetings Corp., Class A                       123

   2,654            Clorox Co.                                              338

   7,538            Colgate-Palmolive Co.                                   837

   1,984            Jostens, Inc.                                            47

   8,151            Newell Co.                                              285

  34,869            Procter & Gamble Co.                                  4,385

                                                                          6,015

Containers (0.2%):

   1,566            Ball Corp.                                               42

   2,687            Bemis, Inc.                                             102

   6,584            Crown Cork & Seal, Inc.                                 361

   7,685            Rubbermaid, Inc.                                        184

   5,089            Stone Container Corp.                                    52

   3,194            Tupperware Corp.                                        106

                                                                            847

Cosmetics & Related (0.9%):

   2,868            Alberto Culver Co.                                       84

   6,817            Avon Products, Inc.                                     420

  28,473            Gillette Co.                                          2,419

   5,662            International Flavor &
                      Fragance, Inc.                                        239

                                                                          3,162

Electrical Equipment (0.5%):

  22,941            Emerson Electric Co.                                  1,165

   7,026            General Instrument Corp. <F2>                           164

   4,272            Johnson Controls, Inc.                                  164

   2,729            Thomas & Betts Corp.                                    124

   2,724            W.W. Grainger, Inc.                                     205

                                                                          1,822

Electronic & Electrical--General (1.4%):

   7,007            Advanced Micro Devices, Inc. <F2>                       298

  11,268            AMP, Inc.                                               404

   2,429            EG&G, Inc.                                               46

   2,559            General Signal Corp.                                    100

   2,002            Harris Corp.                                            171

   6,505            Honeywell, Inc.                                         459

  30,426            Motorola, Inc.                                        1,743

   7,161            National Semiconductor Corp. <F2>                       179

  11,237            Rockwell International Corp,                            747

   2,991            Tandy Corp.                                             157

   1,694            Tektronix, Inc.                                          92

   9,772            Texas Instruments, Inc.                                 872

                                                                          5,268

Entertainment (1.2%):

   5,051            Brunswick Corp.                                         143

   5,281            Harrah's Entertainment, Inc. <F2>                        84

   6,637            Hasbro, Inc.                                            166

   1,918            King World Productions, Inc. <F2>                        70

   5,902            Loews Corp.                                             542

  18,156            Viacom Inc., Class B <F2>                               486

  34,645            Walt Disney Co.                                       2,841

                                                                          4,332

Financial & Insurance (0.1%):

   2,218            MBIA Inc.                                               216

Financial Services (3.0%):

  24,318            American Express Co.                                  1,602

  10,436            American General Corp.                                  455

   2,773            Beneficial Corp.                                        177

  16,499            Dean Witter Discover & Co.                              631

  56,039            Fannie Mae                                            2,306

  36,701            Federal Home Loan Mortgage Corp.                      1,170

  22,968            First Data Corp.                                        792

   2,942            Golden West Financial Corp.,
                      Delaware                                              191

   7,067            Great Western Financial Corp.                           297

   7,053            Green Tree Financial Corp.                              209

   5,414            H.F. Ahmanson & Co.                                     206

   4,977            Household International, Inc.                           438

   4,809            Providian Corp                                          278

   3,400            TransAmerica Corp.                                      288

  32,789            Travelers, Inc.                                       1,816

                                                                         10,856

Food Distributors (0.5%):

  12,882            Albertsons, Inc.                                        425

   7,481            American Stores Co.                                     340

   1,939            Fleming Cos., Inc.                                       32

   3,072            Giant Food, Inc., Class A                                99

   1,961            Great Atlantic & Pacific Tea, Inc.                       49

  12,946            Kroger Co. <F2>                                         356

   3,434            SUPERVALU, Inc.                                         105

   9,065            Sysco Corp.                                             322

   7,704            Winn-Dixie Stores, Inc.                                 268

                                                                          1,996

Food Processing & Packaging (2.1%):

  27,880            Archer-Daniels-Midland Co.                              512

  23,980            Campbell Soup Co.                                     1,227

  12,322            ConAgra, Inc.                                           710

   7,378            CPC International, Inc.                                 610

   8,287            General Mills, Inc.                                     514

  18,897            H.J. Heinz Co.                                          784

   7,880            Hershey Foods Corp.                                     427

  10,815            Kellogg Co.                                             754

   6,972            Quaker Oats Co.                                         279

   5,456            Ralston-Ralston Purina Group                            449

  24,686            Sara Lee Corp.                                        1,037

   5,958            Wm. Wrigley Jr. Co.                                     347

                                                                          7,650

Forest Products--Lumber & Paper (1.2%):

   2,487            Boise Cascade Corp.                                      83

   4,903            Champion International Corp.                            228

   4,690            Georgia Pacific Corp.                                   366

  15,403            International Paper Co.                                 651

   4,417            James River Corp. of Virginia                           132

  28,998            Kimberly-Clark Corp.                                  1,485

   5,580            Louisiana Pacific Corp.                                 104

   2,681            Mead Corp.                                              150

   1,480            Potlatch Corp.                                           61

   2,844            Temple-Inland, Inc.                                     158

   3,574            Union Camp Corp.                                        174

   5,229            Westvaco Corp.                                          146

  10,177            Weyerhauser Co.                                         466

   2,832            Willamette Industries, Inc.                             181

                                                                          4,385

Funeral Services (0.1%):

  12,095            Service Corp. International                             414

Health Care (0.4%):

  34,451            Columbia/HCA Healthcare Corp.                         1,205

   8,346            Humana, Inc. <F2>                                       182

                                                                          1,387

Heavy Machinery (0.6%):

   3,766            Case Corp.                                              209

   9,826            Caterpillar Tractor, Inc.                               874

  13,133            Deere & Co.                                             604

   2,523            Harnischfeger Industries, Inc.                          105

   5,617            Ingersoll Rand Co.                                      276

   2,819            McDermott International, Inc.                            52

                                                                          2,120

Hotels & Motels (0.4%):

   6,603            HFS, Inc. <F2>                                          391

  12,680            Hilton Hotels Corp.                                     342

   5,971            ITT Corp. <F2>                                          354

   6,569            Marriott International, Inc.                            363

                                                                          1,450

Household Goods--Appliances,
Furnishings & Electronics (0.1%):

   5,139            Maytag Corp.                                            118

   3,815            Whirlpool Corp.                                         178

                                                                            296



Industrial Goods & Services (0.1%):

   1,437            Aeroquip-Vickers Inc.                                    58

   5,773            Dover Corp.                                             306

                                                                            364

Insurance--Life (0.1%):

   3,630            Jefferson Pilot Corp.                                   209

   1,764            USLIFE Corp.                                             86

                                                                            295

Insurance--Multi-Line (2.6%):

   7,745            Aetna, Inc.                                             706

  22,820            Allstate Corp.                                        1,495

  24,095            American International Group, Inc.                    3,095

   5,556            Aon Corp.                                               369

   3,858            CIGNA Corp.                                             580

   8,718            Conseco Inc.                                            361

   4,226            General Re Corp.                                        707

   6,027            ITT Hartford Group, Inc.                                449

   5,353            Lincoln National Corp.                                  300

   3,686            Marsh & McLennan Cos., Inc.                             444

   3,025            MGIC Investment Corp.                                   246

   6,469            Safeco Corp.                                            259

   3,611            Torchmark Corp.                                         224

   5,935            USF&G Corp.                                             119

                                                                          9,354

Insurance--Property, Casualty, Health (0.3%):

   8,930            Chubb Corp.                                             516

   4,258            St. Paul Cos., Inc.                                     285

   3,754            UNUM Corp.                                              289

                                                                          1,090

Machine Tools (0.0%):

   2,045            Cincinnati Milacron, Inc.                                42

   1,700            Giddings & Lewis, Inc.                                   34

                                                                             76

Manufacturing--Capital Goods (0.3%):

   5,544            Cooper Industries, Inc.                                 255

   6,356            Illinois Tool Works, Inc.                               581

   3,819            Parker-Hannifin Corp.                                   190

                                                                          1,026

Manufacturing--Consumer Goods (0.2%):

   3,957            Eaton Corp.                                             296

  13,947            Mattel, Inc.                                            389

                                                                            685

Manufacturing--Miscellaneous (0.8%):

   1,484            Briggs & Stratton Corp.                                  73

   2,221            Millipore Corp.                                          84

     420            NACCO Industries, Inc.                                   19

   6,456            Pall Corp.                                              149

   7,661            Thermo Electron Corp. <F2>                              264

   8,557            Tyco International Ltd.                                 522

   8,213            Unilever N. V.                                        1,612

   2,752            Western Atlas, Inc. <F2>                                171

                                                                          2,894

Medical Services (0.4%):

   5,096            Beverly Enterprises, Inc. <F2>                           74

  16,164            HEALTHSOUTH Corp. <F2>                                  319

   3,223            Manor Care, Inc.                                         75

  15,460            Tenet Healthcare Corp. <F2>                             402

   9,444            United Healthcare Corp.                                 460

                                                                          1,330

Medical Supplies (0.9%):

   4,340            Alza Corp., Class A <F2>                                127

   2,927            Bard C.R., Inc.                                          93

   2,844            Bausch & Lomb, Inc.                                     115

  14,006            Baxter International, Inc.                              671

   6,310            Becton Dickinson & Co.                                  290

   5,872            Biomet, Inc.                                             89

   9,487            Boston Scientific Corp. <F2>                            458

   3,805            Guidant Corp.                                           260

  12,318            Medtronic, Inc.                                         853

   4,156            St. Jude Medical, Inc. <F2>                             135

   3,222            United States Surgical Corp.                            110

                                                                          3,201

Metals--Fabrication (0.1%):

   3,318            Phelps Dodge Corp.                                      255

   1,604            Timken Co.                                               93

                                                                            348

Mining (0.1%):

   2,196            Asarco, Inc.                                             63

   4,785            Cyprus Amax Minerals Co.                                107

   8,635            Inco Ltd.                                               276

                                                                            446

Newspapers (0.5%):

   4,959            Dow Jones & Co., Inc.                                   201

   7,234            Gannett Co., Inc.                                       632

   4,814            Knight-Ridder, Inc.                                     187

   4,965            New York Times Co., Class A                             215

   5,003            Times Mirror Co., Class A                               276

   6,322            Tribune Co.                                             277

                                                                          1,788

Office Equipment & Supplies

(Non-Computer Related) (0.6%):

   5,349            Avery Dennison Corp.                                    197

   4,227            Deluxe Corp.                                            129

   6,910            Ikon Office Solutions                                   186

   5,125            Moore Corp. Ltd.                                        103

   7,618            Pitney Bowes, Inc.                                      488

  16,656            Xerox Corp.                                           1,024

                                                                          2,127

Oil & Gas Exploration, Production
& Services (1.4%):

   4,780            Amerada Hess Corp.                                      232

   3,337            Ashland, Inc.                                           149

   6,411            Burlington Resource, Inc.                               272

   5,401            Coastal Corp.                                           257

   2,833            Columbia Gas System, Inc.                               175

  13,058            Enron Corp.                                             490

   3,575            ENSEARCH Corp.                                           70

   1,279            Helmerich & Payne, Inc.                                  61

   2,489            Kerr-McGee Corp.                                        150

   1,754            Louisana Land & Exploration Co.                          88

   7,046            NorAm Energy Corp.                                      103

  16,879            Occidental Petroleum Corp.                              373

   1,401            ONEOK, Inc.                                              42

   5,380            Oryx Energy Co. <F2>                                    108

   7,752            PanEnergy Corp.                                         343

   2,388            Pennzoil Co.                                            118

   4,390            Rowan Cos., Inc. <F2>                                    79

   4,657            Sante Fe Energy Resources, Inc.                          66

   4,427            Sonat, Inc.                                             253

   3,746            Sun Co., Inc.                                           103

  12,819            Union Pacific Resources Group, Inc.                     348

  12,851            Unocal Corp.                                            490

  14,754            USX--Marathon Group                                     408

   8,056            Williams Cos., Inc.                                     353

                                                                          5,131

Oil-Integrated Companies (6.0%):

  25,518            Amoco Corp.                                           2,134

   8,266            Atlantic Richfield Co.                                1,125

  33,481            Chevron Corp.                                         2,293

 127,452            Exxon Corp.                                           7,217

  20,217            Mobil Corp.                                           2,628

  13,506            Phillips Petroleum Co.                                  532

  27,510            Royal Dutch Petroleum Co. ADR                         4,959

  13,572            Texaco, Inc.                                          1,432

                                                                         22,320

Oilfield Services & Equipment (0.7%):

   7,463            Baker Hughes, Inc.                                      257

   9,023            Dresser Industries, Inc.                                270

   6,425            Halliburton Co.                                         454

  12,639            Schlumberger Ltd.                                     1,400

                                                                          2,381

Paint, Varnishes, Enamels (0.1%):

   8,812            Sherwin-Williams Co.                                    267

Pharmaceuticals (7.0%):

  39,866            Abbott Laboratories                                   2,432

   3,360            Allergan, Inc.                                           90

  32,773            American Home Products Corp.                          2,171

  13,571            Amgen, Inc.                                             799

  51,400            Bristol-Myers Squibb Co.                              3,367

   8,737            Cognizant Corp.                                         285

  68,341            Johnson & Johnson                                     4,186

  61,861            Merck & Co., Inc.                                     5,599

  33,081            Pfizer, Inc.                                          3,176

  26,075            Pharmacia & Upjohn, Inc.                                772

  18,956            Schering-Plough Corp.                                 1,516

  13,920            Warner-Lambert Co.                                    1,364

                                                                         25,757

Photography (0.4%):

  17,102            Eastman Kodak Co.                                     1,428

   2,332            Polaroid Corp.                                          113

                                                                          1,541

Pollution Control Services
& Equipment (0.4%):

  10,934            Browning-Ferris Industries, Inc.                        310

  16,115            Laidlaw, Inc., Class B                                  220

   2,989            Safety-Kleen, Corp.                                      44

  24,787            WMX Technologies, Inc.                                  728

                                                                          1,302

Precision Instruments & Related (0.0%):

   2,239            Perkin-Elmer Corp.                                      163

Primary Metal & Mineral Production (0.4%):

  18,331            Barrick Gold Corp.                                      410

  11,527            Battle Mountain Gold Co.                                 66

   7,152            Echo Bay Mines Ltd.                                      39

   9,917            Freeport-McMoRan Copper & Gold,

                   Inc., Class B                                            289

   7,527            Homestake Mining Co.                                    100

   2,513            Inland Steel Industries, Inc.                            57

   5,107            Newmont Mining Corp.                                    177

  12,288            Placer Dome, Inc.                                       201

   6,747            Santa Fe Pacific Gold Corp.                             100

                                                                          1,439

Publishing (0.6%):

   8,737            Dun & Bradstreet Corp.                                  215

   1,584            John H. Harland Co.                                      33

   5,106            McGraw-Hill Cos., Inc.                                  260

   2,746            Meredith Corp.                                           65

   7,743            R.R. Donnelley & Sons Co.                               265

  29,178            Time Warner, Inc.                                     1,312

                                                                          2,150

Radio & Television (0.4%):

  16,748            Comcast, Class A Special Shares                         264

  34,078            Tele-Communications, Inc.,
                      Class A <F2>                                          471

  32,055            U.S. West Media Group <F2>                              552

                                                                           1,287

Railroads (0.8%):

   7,849            Burlington Northern Santa Fe                            618

   4,111            Conrail, Inc.                                           470

  11,132            CSX Corp.                                               519

   6,419            Norfolk Southern Corp.                                  577

  12,562            Union Pacific Corp.                                     801

                                                                          2,985

Restaurants (0.6%):

   8,206            Darden Restaurants, Inc.                                 64

  35,805            McDonald's Corp.                                      1,920

   6,638            Wendy's International, Inc.                             137

                                                                          2,121

Retail (1.3%):

  10,770            Costco Cos., Inc. <F2>                                  311

  11,132            Dayton Hudson Corp.                                     501

  24,856            K-mart Corp. <F2>                                       339

 117,716            Wal-Mart Stores, Inc.                                 3,325

   6,876            Woolworth Corp. <F2>                                    148

                                                                          4,624

Retail--Department Stores (0.9%):

   5,828            Dillard Department Stores, Inc.,
                      Class A                                               180

  10,672            Federated Department Stores,
                      Inc. <F2>                                             363

   3,650            Harcourt General, Inc.                                  169

  12,676            J.C. Penney Co., Inc.                                   605

  12,568            May Department Stores Co.                               581

   1,891            Mercantile Stores Co., Inc.                              93

   4,116            Nordstrom, Inc.                                         162

  20,092            Sears, Roebuck & Co.                                    964

                                                                          3,117

Retail--Drug Stores (0.3%):

   5,425            CVS Corp.                                               269

   2,002            Longs Drug Stores Corp.                                  51

   6,289            Rite Aid Corp.                                          289

  12,631            Walgreen Co.                                            581

                                                                          1,190

Retail--Specialty Stores (1.0%):

   7,717            AutoZone, Inc. <F2>                                     189

   5,409            Charming Shoppes, Inc. <F2>                              32

   5,030            Circuit City Stores, Inc.                               199

  14,330            Gap, Inc.                                               457

  24,650            Home Depot, Inc.                                      1,431

  13,910            Limited, Inc.                                           252

   8,880            Lowe's Cos., Inc.                                       337

   3,108            Pep Boys--Manny, Moe & Jack                             101

   3,989            TJX Cos., Inc.                                          188

  14,904            Toys "R" Us, Inc. <F2>                                  425

                                                                          3,611

Rubber & Rubber Products
Including Tires (0.1%):

   3,918            Cooper Tire & Rubber Co.                                 86

   7,973            Goodyear Tire & Rubber Co.                              420

                                                                            506

Semiconductors (2.1%):

   9,284            Applied Materials, Inc. <F2>                            509

  42,112            Intel Corp.                                           6,448

   6,602            LSI Logic Corp. <F2>                                    253

  10,753            Micron Technology, Inc.                                 379

                                                                          7,589

Software & Computer Services (2.9%):

   2,303            Autodesk, Inc.                                           82

   4,146            Ceridian Corp. <F2>                                     138

  18,635            Computer Associates
                      International, Inc.                                   969

  61,744            Microsoft Corp. <F2>                                  7,503

  17,759            Novell, Inc. <F2>                                       134

  34,691            Oracle Corp. <F2>                                     1,379

   5,732            Parametric Technology Corp. <F2>                        259

   1,207            Shared Medical Systems Corp.                             51

                                                                         10,515

Steel (0.2%):

   8,946            Allegheny Teledyne, Inc.                                239

   5,471            Armco, Inc. <F2>                                         19

   5,730            Bethlehem Steel Corp. <F2>                               47

   4,502            Nucor Corp.                                             224

   4,350            USX-U.S. Steel Group, Inc.                              127

   4,953            Worthington Industries, Inc.                             93

                                                                            749

Tax Return Preparation (0.0%):

   5,338            H&R Block, Inc.                                         172

Telecommunications (2.2%):

  25,733            AirTouch Communications, Inc. <F2>                      656

   9,607            Alltel Corp.                                            303

   4,665            Andrew Corp. <F2>                                       115

  22,465            Bell Atlantic Corp.                                   1,522

   6,017            DSC Communications Corp. <F2>                           123

  32,750            Lucent Technologies, Inc.                             1,937

  13,260            Northern Telecom Ltd.                                   963

   3,967            Scientific-Atlanta, Inc.                                 63

   9,200            Tellabs, Inc. <F2>                                      367

  24,598            U.S. West, Inc.                                         864

  44,422            WorldCom, Inc. <F2>                                   1,066

                                                                          7,979

Textile Manufacturing (0.0%):

   1,963            Russell Corp.                                            55

   1,034            Springs Industries, Inc., Class A                        48

                                                                            103

Tobacco & Tobacco Products (1.6%):

   8,733            American Brands, Inc.                                   469

 125,379            Philip Morris Cos., Inc.                              4,937

   9,555            UST, Inc.                                               250

                                                                          5,656

Tools & Hardware Manufacturing (0.1%):

   4,837            Black & Decker Corp.                                    162

   3,126            Snap-On Tools, Inc.                                     120

   4,562            Stanley Works                                           178

                                                                            460

Transportation Leasing &Trucking (0.1%):

   2,009            Caliber System, Inc.                                     60

   4,129            Ryder Systems, Inc.                                     128

                                                                            188

Utilities--Electric (2.0%):

   9,619            American Electric Power Co.                             390

   7,770            Carolina Power & Light Co.                              264

  10,822            Central & South West Corp.                              218

   8,092            CINergy Corp.                                           269

  12,059            Consolidated Edison Co. of
                      New York, Inc.                                        335

   7,447            Detroit Edison Co.                                      199

   9,246            Dominion Resources, Inc.                                318

  10,345            Duke Power Co.                                          454

  22,232            Edison International                                    467

  11,850            Entergy Corp                                            277

   9,391            FPL Group, Inc.                                         419

  12,029            Houston Industries, Inc.                                241

   7,409            Niagara Mohawk Power Corp. <F2>                          63

   3,544            Northern States Power Co.
                      Minnesota                                             161

   7,830            Ohio Edison Co.                                         157

  15,122            PacifiCorp                                              301

  11,420            Peco Energy Co.                                         226

  21,156            PG&E                                                    508

   8,328            PP&L Resources, Inc.                                    163

  12,236            Public Service Enterprise Group                         295

   2,292            Raychem Corp.                                           148

  34,571            Southern Co.                                            702

  11,526            Texas Utilities Co.                                     389

  11,067            Unicom Corp.                                            241

   5,241            Union Electric Co.                                      187

                                                                          7,392

Utilities--Electric & Gas (0.1%):

   7,573            Baltimore Gas & Electric Co.                            193

   6,187            GPU, Inc.                                               200

                                                                            393

Utilities--Natural Gas (0.2%):

   4,867            Consolidated Natural Gas Co.                            245

   1,042            Eastern Enterprises                                      35

   2,562            NICOR, Inc.                                              87

   4,365            Pacific Enterprises                                     134

   1,795            Peoples Energy Corp.                                     61

                                                                            562

Utilities--Telecommunications (4.2%):

  28,194            Ameritech Corp.                                       1,723

  83,150            AT&T Corp.                                            2,786

  50,867            BellSouth Corp.                                       2,264

   8,400            Frontier Corp.                                          133

  49,359            GTE Corp.                                             2,264

  35,148            MCI Telecommunications Corp.                          1,340

  22,579            NYNEX Corp.                                           1,168

  47,056            SBC Communications, Inc.                              2,612

  22,089            Sprint Corp.                                            969

                                                                         15,259

Total Common Stocks                                                     315,028

U.S. Treasury Bills (0.5%)

$  1,970            U.S. Treasury Bill,
                      5.13%, 6/19/97                                      1,956

Total U.S. Treasury Bills                                                 1,956

Total (Cost $328,833) <F1>                                             $411,070


Percentages indicated are based on net assets of $364,377.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                                            $89,195
     Unrealized depreciation                                             (6,958)
     Net unrealized appreciation                                        $82,237

<F2> Represents non-income producing securities.



                                              Number of                 Market
                                              Contracts                  Value


Futures Contracts (13.0%)

Long Standard & Poor's
  500 Index Futures Contract,
  face amount $47,414
  expiring June 19, 1997                      118                       $47,365

Total Futures Contracts                                                 $47,365



See notes to financial statements.



THE VICTORY PORTFOLIOS                                 Schedule of Investments
Diversified Stock Fund                                          April 30, 1997
(Amounts in Thousands, Except Shares)                              (Unaudited)


Shares or
Principal                                                               Market
Amount             Security Description                                  Value

Commercial Paper (8.9%)

$ 59,645           General Electric Capital Corp.,
                     5.62%, 5/1/97                                    $ 59,645

Total Commercial Paper                                                  59,645

Common Stocks (91.5%)

Aerospace/Defense (4.0%):
 191,100           AlliedSignal, Inc.                                   13,807

 197,500           B.F. Goodrich Co.                                     7,875

  53,500           Boeing Co.                                            5,276
                                                                        26,958

Automobiles (1.3%):
 155,000           General Motors Corp.                                  8,971

Banks (11.3%):
 215,000           Banc One Corp.                                        9,111

  50,800           BankAmerica Corp.                                     5,937

  90,000           Chase Manhattan Corp.                                 8,336

  70,000           Citicorp                                              7,884

 150,000           First Union Corp.                                    12,600

 102,000           Mellon Bank Corp.                                     8,275

 110,000           NationsBank Corp.                                     6,641

 160,100           Norwest Corp.                                         7,985

 235,000           PNC Bank Corp.                                        9,664
                                                                        76,433

Beverages (3.8%):
 270,000           Anheuser-Busch Cos., Inc.                            11,576

 400,000           PepsiCo, Inc.                                        13,950
                                                                        25,526

Brokerage Services (0.9%):
 192,428           Bear Stearns Cos., Inc.                               5,869

Chemicals (3.2%):
 110,000           Air Products & Chemicals, Inc.                        7,893

 255,900           Nalco Chemical Co.                                    9,212

 277,750           RPM Inc.                                              4,652
                                                                        21,757

Computers & Peripherals (4.4%):
 110,000           Hewlett-Packard Co.                                   5,775

 150,000           International Business Machines Corp.                24,113
                                                                        29,888

Conglomerates (4.4%):
  70,800           General Electric Co.                                  7,850

 140,000           Tenneco, Inc.                                         5,583

  77,000           Textron, Inc.                                         8,576

 447,500           Westinghouse Electric Corp.                           7,607
                                                                        29,616

Electronic & Electrical--General (1.1%):
  30,000           Motorola, Inc.                                        1,718

  60,000           Texas Instruments, Inc.                               5,355
                                                                         7,073

Entertainment (1.9%):
 245,000           Viacom, Inc., Class B <F2>                            6,554

  80,000           Walt Disney Co.                                       6,560
                                                                        13,114

Financial Services (0.5%):
  60,000           Franklin Resources, Inc.                              3,547

Food Processing & Packaging (1.2%):
 195,000           Sara Lee Corp.                                        8,190

Forest Products--Lumber & Paper (1.9%):
  87,600           Bowater, Inc.                                         3,789

 213,400           International Paper Co.                               9,016
                                                                        12,805

Health Care (1.0%):
 200,000           Columbia/HCA Healthcare Corp.                         7,000

Hotels & Motels (0.6%):
 195,000           Mirage Resorts, Inc. <F2>                             3,924

Household Goods--Appliances, Furnishings
& Electronics (1.2%):
 175,600           Whirlpool Corp.                                       8,209

Insurance--Multi-Line (4.8%):
  75,000           Allstate Corp.                                        4,913

  85,350           American International Group, Inc.                   10,967

  49,500           General Re Corp.                                      8,279

  70,000           Marsh & McLennan Cos., Inc.                           8,435
                                                                        32,594

Insurance--Property, Casualty, Health (1.7%):
 213,500           Everest Reinsurance Holdings, Inc.                    6,138

 148,800           Travelers Property Casualty Corp.,
                     Class A                                             5,022
                                                                        11,160

Machine Tools (0.5%):
 100,000           Kennametal, Inc.                                      3,600

Manufacturing--Miscellaneous (0.4%):
  75,000           Millipore Corp.                                       2,831

Medical Supplies (0.6%):
 247,600           Biomet, Inc.                                          3,760

Oil & Gas Exploration & Production (3.4%):
 460,700           Enron Corp.                                          17,334

 140,000           Unocal Corp.                                          5,338
                                                                        22,672

Oil--Integrated Companies (5.6%):
  30,400           Atlantic Richfield Co.                                4,138

 151,000           Exxon Corp.                                           8,550

 179,500           Phillips Petroleum Co.                                7,068

  15,000           Royal Dutch Petroleum Co. ADR                         2,704

 145,500           Texaco, Inc.                                         15,350
                                                                        37,810

Oilfield Equipment & Services (3.4%):
 270,000           Baker Hughes, Inc.                                    9,315

 225,600           Dresser Industries, Inc.                              6,740

  60,000           Schlumberger, Ltd.                                    6,645
                                                                        22,700

Pharmaceuticals (4.6%):
  80,000           Abbott Laboratories                                   4,880

  70,000           American Home Products Corp.                          4,638

  65,000           Merck & Co., Inc.                                     5,882

 165,000           Pfizer, Inc.                                         15,840
                                                                        31,240

Pollution Control Services & Equipment (0.8%):
 198,400           Browning-Ferris Industries, Inc.                      5,630

Publishing (0.7%):
 100,000           Time Warner, Inc.                                     4,500

Retail--Department Stores (1.7%):
 290,000           Nordstrom, Inc.                                      11,382

Retail (2.0%):
  50,800           Dayton Hudson Corp.                                   2,286

 400,000           Wal-Mart Stores, Inc.                                11,300
                                                                        13,586

Retail--Drug Stores (0.9%):
 125,000           Walgreen Co.                                          5,750

Retail--Specialty Stores (2.1%):
 279,000           AutoZone, Inc. <F2>                                   6,835

 185,000           Lowe's Cos., Inc.                                     7,030
                                                                        13,865

Semiconductors (1.5%):
  40,000           Intel Corp.                                           6,125

 110,000           LSI Logic Corp. <F2>                                  4,207
                                                                        10,332

Software & Computer Service (1.5%):
 101,000           Computer Associates
                     International, Inc.                                 5,252

 650,000           Informix Corp. <F2>                                   4,753
                                                                        10,005

Telecommunications (0.5%):
 152,000           WorldCom, Inc. <F2>                                   3,648

Tobacco & Tobacco Related (1.3%):
 120,000           Philip Morris Cos., Inc.                              4,725

 142,000           UST, Inc.                                             3,710
                                                                         8,435

Utilities--Electric (4.4%):
 121,700           CINergy Corp.                                         4,047

 725,300           Houston Industries, Inc.                             14,506

 290,300           Southern Co.                                          5,915

 153,500           Texas Utilities Co.                                   5,181
                                                                        29,649

Utilities--Telecommunications (6.4%):
 208,600           Ameritech Corp.                                      12,751

 450,000           GTE Corp.                                            20,644

 250,000           MCI Telecommunications Corp.                          9,531
                                                                        42,926

Total Common Stocks                                                    616,955

Total (Cost $590,497) <F1>                                            $676,600

Percentages are based on net assets of $674,202.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                                          $103,510
     Unrealized depreciation                                           (17,407)
     Net unrealized appreciation                                      $ 86,103

<F2> Represents non-income producing securities.

See notes to financial statements.


THE VICTORY PORTFOLIOS                                 Schedule of Investments
Value Fund                                                      April 30, 1997
(Amounts in Thousands, Except Shares)                              (Unaudited)


Shares or
Principal                                                               Market
Amount             Security Description                                  Value

Commercial Paper (3.5%)

Financial Services (3.5%):
$ 14,722           General Electric Capital Corp.,
                     5.62%, 5/1/97                                    $ 14,722

Total Commercial Paper                                                  14,722

Common Stocks (96.5%)

Aerospace--Defense (3.2%):
  69,500           Boeing Co.                                            6,855

  59,000           Litton Industries, Inc. <F2>                          2,500

  96,000           Raytheon Co.                                          4,188
                                                                        13,543

Agriculture (0.9%):
  53,000           Pioneer Hi-Bred International, Inc.                   3,743

Aluminum (0.7%):
  43,000           Aluminum Co. of America                               3,005

Automobiles (1.9%):
 126,000           Chrysler Corp.                                        3,780

  70,800           General Motors Corp.                                  4,098
                                                                         7,878

Banks (7.5%):
  90,000           BankAmerica Corp.                                    10,520

  74,800           Chase Manhattan Corp.                                 6,928

  79,000           First Union Corp.                                     6,636

  51,000           Mellon Bank Corp.                                     4,137

  62,000           Norwest Corp.                                         3,092
                                                                        31,313

Beverages (1.7%):
  88,500           Anheuser-Busch Cos., Inc.                             3,794

  97,400           PepsiCo, Inc.                                         3,397
                                                                         7,191

Chemicals--General (2.1%):
  50,000           Air Products & Chemicals, Inc.                        3,587

  30,000           Dow Chemical Co.                                      2,546

  29,300           Lubrizol Corp.                                          960

  90,000           RPM, Inc.                                             1,508
                                                                         8,601

Chemicals--Specialty (0.3%):
  35,000           Millipore Corp.                                       1,321

Computers & Peripherals (3.5%):
 103,000           Bay Networks, Inc. <F2>                               1,828

  50,000           Cisco Systems, Inc. <F2>                              2,588

  63,000           Hewlett-Packard Co.                                   3,308

  42,000           International Business Machines Corp.                 6,751
                                                                        14,475
Conglomerates (2.3%):
  49,000           AlliedSignal, Inc.                                    3,540

  53,000           Textron, Inc.                                         5,903
                                                                         9,443
Consumer Products (1.8%):
  42,000           Colgate-Palmolive Co.                                 4,662

  83,000           Newell Co.                                            2,905
                                                                         7,567
Containers (0.4%):
  67,100           Sonoco Products Co.                                   1,803

Cosmetics & Related (1.0%):
  67,000           Avon Products, Inc.                                   4,129

Electrical Equipment (3.0%):
  86,000           Emerson Electric Co.                                  4,365

  76,000           General Electric Co.                                  8,426
                                                                        12,791

Entertainment (0.7%):
 114,800           Viacom Inc., Class B <F2>                             3,071

Financial Services (4.3%):
  73,000           American Express Co.                                  4,809

  95,000           American General Corp.                                4,144

 124,000           Fannie Mae                                            5,100

  46,000           Household International, Inc.                         4,048
                                                                        18,101

Food Distributors (0.6%):
  81,000           SUPERVALU, Inc.                                       2,481

Food Processing & Packaging (2.7%):
  79,000           ConAgra, Inc.                                         4,552

 165,000           Sara Lee Corp.                                        6,930
                                                                        11,482

Forest Products-Lumber & Paper (1.2%):
  53,000           Bowater, Inc.                                         2,292

  49,000           Mead Corp.                                            2,750
                                                                         5,042

Health Care (0.9%):
 110,000           Columbia/HCA Healthcare Corp.                         3,850

Insurance--Multi-Line (4.3%):
  49,000           Aetna, Inc.                                           4,465

 150,000           Allstate Corp.                                        9,825

  21,500           General Re Corp.                                      3,596
                                                                        17,886

Insurance--Property, Casualty, Health (1.0%):
 106,300           Everest Reinsurance Holdings, Inc.                    3,056

  37,000           Travelers Property Casualty Corp.,
                     Class A                                             1,249
                                                                         4,305

Manufacturing--Capital Goods (0.8%):
  73,000           Cooper Industries, Inc.                               3,358

Medical Supplies (1.6%):
 158,700           Biomet, Inc.                                          2,410

  60,000           Medtronic, Inc.                                       4,155
                                                                         6,565

Mining (0.5%):
  95,000           Cyprus Amax Minerals Co.                              2,126

Newspapers (0.4%):
  46,000           Dow Jones & Co., Inc.                                 1,863

Oil--Integrated Companies (10.2%):
  28,600           Atlantic Richfield Co.                                3,893

  99,000           Mobil Corp.                                          12,869

 148,000           Phillips Petroleum Co.                                5,828

  54,000           Royal Dutch Petroleum Co. ADR                         9,734

 104,000           Texaco, Inc.                                         10,972
                                                                        43,296

Oilfield Services & Equipment (1.3%):
  80,000           Baker Hughes, Inc.                                    2,760

  22,500           Schlumberger Ltd.                                     2,492
                                                                         5,252

Paint, Varnishes, Enamels (0.5%):
  64,000           Sherwin-Williams Co.                                  1,936

Pharmaceuticals (7.1%):
  74,000           Abbott Laboratories                                   4,514

  65,000           American Home Products Corp.                          4,306

  46,800           Merck & Co., Inc.                                     4,235

 103,000           Pfizer, Inc.                                          9,887

  83,100           Pharmacia & Upjohn, Inc.                              2,462

  55,000           Schering-Plough Corp.                                 4,400
                                                                        29,804
Pollution Control Services & Equipment (0.3%):
  39,000           WMX Technologies, Inc.                                1,146

Radio & Television (0.4%):
  91,800           Cox Communications, Inc., Class A <F2>                1,790

Retail (1.9%):
 118,000           Dayton Hudson Corp.                                   5,310

  92,000           Wal-Mart Stores, Inc.                                 2,599
                                                                         7,909
Retail--Department Stores (2.0%):
  86,500           May Department Stores Co.                             4,001

  93,000           Sears, Roebuck & Co.                                  4,464
                                                                         8,465
Retail--Drug Stores (0.8%):
  71,900           Walgreen Co.                                          3,307

Retail--Specialty Stores (1.0%):
  95,000           AutoZone, Inc. <F2>                                   2,328

  45,900           Lowe's Cos., Inc.                                     1,744
                                                                         4,072
Semiconductors (2.5%):
  41,300           Intel Corp.                                           6,324

 105,000           LSI Logic Corp. <F2>                                  4,016
                                                                        10,340
Software & Computer Services (1.9%):
 147,000           Informix Corp. <F2>                                   1,075

  35,000           Microsoft Corp. <F2>                                  4,252

  65,300           Oracle Corp. <F2>                                     2,596
                                                                         7,923
Steel (0.6%):
  92,000           USX-U.S. Steel Group, Inc.                            2,691

Tax Return Preparation (0.7%):
  93,000           H&R Block, Inc.                                       2,999

Tobacco & Tobacco Products (1.2%):
 125,000           Philip Morris Cos., Inc.                              4,922

Transportation Leasing &Trucking (0.3%):
  42,000           USFreightways Corp.                                   1,134

Utilities--Electric (4.6%):
  56,000           CINergy Corp.                                         1,862

 103,000           Consolidated Edison Co.
                     of New York, Inc.                                   2,858

 120,000           DQE, Inc.                                             3,315

  39,200           FPL Group, Inc.                                       1,749

 219,300           Houston Industries, Inc.                              4,386

 150,000           Texas Utilities Co.                                   5,063
                                                                        19,233
Utilities--Natural Gas (2.3%):
  80,000           Consolidated Natural Gas Co.                          4,030

 114,000           Enron Corp.                                           4,289

  37,000           Peoples Energy Corp.                                  1,249
                                                                         9,568
Utilities--Telecommunications (7.6%):
  89,800           Ameritech Corp.                                       5,489

 107,000           AT&T Corp.                                            3,585

 173,000           GTE Corp.                                             7,936

  38,300           Lucent Technologies, Inc.                             2,264

 207,000           MCI Telecommunications Corp.                          7,892

  25,000           NYNEX Corp.                                           1,294

 157,400           WorldCom, Inc. <F2>                                   3,778
                                                                        32,238

Total Common Stocks                                                    404,958

Total (Cost $306,338) <F1>                                            $419,680

Percentages indicated are based on net assets of $419,508.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                                          $122,409
     Unrealized depreciation                                            (9,067)
     Net unrealized appreciation                                      $113,342

<F2> Represents non-income producing securities.

ADR--American Depository Receipt

See notes to financial statements.


THE VICTORY PORTFOLIOS                                 Schedule of Investments
Growth Fund                                                     April 30, 1997
(Amounts in Thousands, Except Shares)                              (Unaudited)


Shares or
Principal                                                               Market
Amount             Security Description                                  Value

Commercial Paper (1.7%)

Financial Services (1.7%):
$  2,690           General Electric Capital Corp.,
                     5.62%, 5/1/97                                    $  2,690

Total Commercial Paper                                                   2,690

Common Stocks (98.1%)

Aerospace-Defense (1.1%):
  17,500           Boeing Co.                                            1,726

Airlines (0.7%):
  42,500           Southwest Airlines Co.                                1,169

Banks (5.1%):
  35,000           BankAmerica Corp.                                     4,091

  10,000           First Union Corp.                                       840

  10,000           J.P. Morgan & Co., Inc.                               1,019

  45,000           Norwest Corp.                                         2,244
                                                                         8,194

Beverages (5.4%):
  50,000           Anheuser-Busch Cos., Inc.                             2,144

  70,000           Coca-Cola Co.                                         4,453

  60,000           PepsiCo, Inc.                                         2,093
                                                                         8,690

Chemicals--General (2.1%):
  30,000           Air Products & Chemicals, Inc.                        2,152

  70,000           RPM, Inc.                                             1,173
                                                                         3,325

Chemicals--Specialty (0.4%):
  15,000           Millipore Corp.                                         566

Computers & Peripherals (1.9%):
  16,000           3Com Corp. <F2>                                         464

  35,000           Cisco Systems, Inc. <F2>                              1,811

  15,000           Hewlett-Packard Co.                                     788
                                                                         3,063

Conglomerates (2.7%):
  35,000           AlliedSignal, Inc.                                    2,529

  20,000           Minnesota Mining &
                     Manufacturing Co.                                   1,740
                                                                         4,269

Consumer Products (5.1%):
  15,000           Colgate-Palmolive Co.                                 1,665

  50,000           Newell Co.                                            1,750

  37,500           Procter & Gamble Co.                                  4,716
                                                                         8,131

Containers (0.4%):
  25,000           Sonoco Products Co.                                     672

Cosmetics & Related (1.3%):
  25,000           Gillette Co.                                          2,125

Electrical Equipment (6.9%):
  65,000           Emerson Electric Co.                                  3,299

  60,000           General Electric Co.                                  6,652

  17,500           W.W. Grainger, Inc.                                   1,319
                                                                        11,270

Entertainment (1.8%):
  45,000           Viacom Inc., Class B <F2>                             1,204

  20,000           Walt Disney Co.                                       1,640
                                                                         2,844

Financial Services (1.9%):
  75,000           Fannie Mae                                            3,084

Food Processing & Packaging (4.7%):
  35,000           ConAgra, Inc.                                         2,017

  15,000           CPC International, Inc.                               1,239

  25,000           General Mills, Inc.                                   1,550

  63,000           Sara Lee Corp.                                        2,646
                                                                         7,452

Forest Products--Lumber & Paper (0.9%):
  25,000           Mead Corp.                                            1,403

Health Care (2.3%):
  71,250           Columbia/HCA Healthcare Corp.                         2,494

  45,000           Health Management Assoc., Inc.,
                     Class A <F2>                                        1,204
                                                                         3,698

Insurance--Multi-Line (3.5%):
  30,000           American International Group, Inc.                    3,855

  10,000           General Re Corp.                                      1,673
                                                                         5,528

Insurance--Property, Casualty, Health (0.8%):
  42,500           Everest Reinsurance Holdings, Inc.                    1,222

Medical Supplies (1.7%):
  70,000           Biomet, Inc.                                          1,063

  25,000           Medtronic, Inc.                                       1,731
                                                                         2,794

Oil--Integrated Companies (5.3%):
  10,000           Atlantic Richfield Co.                                1,361

  40,000           Chevron Corp.                                         2,740

  27,500           Mobil Corp.                                           3,571

  20,000           Phillips Petroleum Co.                                  788
                                                                         8,460

Oilfield Services & Equipment (1.1%):
  25,000           Baker Hughes, Inc.                                      862

   7,500           Schlumberger Ltd.                                       831
                                                                         1,693

Pharmaceuticals (12.9%):
  60,000           Abbott Laboratories                                   3,660

  50,000           American Home Products Corp.                          3,313

  20,000           Amgen, Inc.                                           1,178

  40,000           Johnson & Johnson                                     2,450

  35,000           Merck & Co., Inc.                                     3,168

  52,000           Pfizer, Inc.                                          4,991

  25,000           Schering-Plough Corp.                                 2,000
                                                                        20,760

Retail (1.9%):
  35,000           Dayton Hudson Corp.                                   1,575

  50,000           Wal-Mart Stores, Inc.                                 1,413
                                                                         2,988

Retail--Drug Stores (1.4%):
  50,000           Walgreen Co.                                          2,300

Retail--Specialty Stores (3.4%):
  50,000           AutoZone, Inc. <F2>                                   1,225

  60,000           Home Depot, Inc.                                      3,480

  60,000           OfficeMax, Inc. <F2>                                    743
                                                                         5,448

Semiconductors (3.6%):
  27,500           Intel Corp.                                           4,211

  40,000           LSI Logic Corp. <F2>                                  1,530
                                                                         5,741

Software & Computer Services (5.7%):
  40,000           Automatic Data Processing, Inc.                       1,810

  30,000           Electronic Data Systems Corp.                         1,001

  37,500           Microsoft Corp. <F2>                                  4,557

  42,500           Oracle Corp. <F2>                                     1,689
                                                                         9,057

Tobacco & Tobacco Products (2.1%):
  85,000           Philip Morris Cos., Inc.                              3,347

Transportation Leasing &Trucking (0.7%):
  40,000           USFreightways Corp.                                   1,080

Utilities--Natural Gas (1.4%):
  57,500           Enron Corp.                                           2,163

Utilities--Telecommunications (7.9%):
  40,000           AirTouch Communications, Inc. <F2>                    1,020

  25,000           Ameritech Corp.                                       1,528

  20,000           GTE Corp.                                               918

  27,500           Lucent Technologies, Inc.                             1,626

  70,000           MCI Telecommunications Corp.                          2,669

  50,000           SBC Communications, Inc.                              2,775

  30,000           Sprint Corp.                                          1,316

  37,500           WorldCom, Inc. <F2>                                     900
                                                                        12,752

Total Common Stocks                                                    157,014

Total (Cost $107,996) <F1>                                            $159,704

Percentages indicated are based on net assets of $160,093.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                                           $53,637
     Unrealized depreciation                                            (1,930)
     Net unrealized appreciation                                       $51,707

<F2> Represents non-income producing securities.

See notes to financial statements.



THE VICTORY PORTFOLIOS                                 Schedule of Investments
Special Value Fund                                              April 30, 1997
(Amounts in Thousands, Except Shares)                              (Unaudited)


Shares or
Principal                                                               Market
Amount             Security Description                                  Value

Commercial Paper (4.0%)

$ 12,872     General Electric Capital Corp.,
               5.62%, 5/1/97                                          $ 12,872

Total Commercial Paper                                                  12,872

Common Stocks (96.0%)

Aerospace/Defense (4.8%):
 141,000           B.F. Goodrich, Inc.                                   5,622

 156,900           GenCorp, Inc.                                         2,942

 109,800           Gulfstream Aerospace Corp. <F2>                       2,800

  64,000           Thiokol Corp.                                         4,176
                                                                        15,540

Automotive Parts (2.5%):
 120,900           Echlin, Inc.                                          3,944

  69,300           Genuine Parts Co.                                     2,244

  79,700           ITT Industries, Inc.                                  2,012
                                                                         8,200

Banks (6.6%):
  79,000           First of America Bank Corp.                           5,253

 125,000           First Security Corp.                                  4,453

  84,400           First Tennessee National Corp.                        3,661

  88,000           Northern Trust Corp.                                  3,916

  86,700           Summit Bancorp                                        4,032
                                                                        21,315

Beverages (0.5%):
  24,500           Coca-Cola Enterprises, Inc.                           1,479

Brokerage Services (2.0%):
 134,190           Bear Stearns Cos., Inc.                               4,093

  55,900           Donaldson, Lufkin & Jenrette, Inc.                    2,411
                                                                         6,504

Chemicals (2.6%):
 129,000           Nalco Chemical Co.                                    4,644

 137,700           RPM, Inc.                                             2,306

  23,900           WD-40 Co.                                             1,380
                                                                         8,330

Commercial Services (1.4%):
 138,700           Pittston Brink's Group                                4,404

Conglomerates (1.9%):
 173,250           Mark IV Industries, Inc.                              4,028

  98,000           Whitman Corp.                                         2,266
                                                                         6,294

Consumer Products (0.7%):
  66,500           Newell Co.                                            2,327

Containers (1.0%):
 118,900           Sonoco Products Co.                                   3,195

Electronic & Electrical--General (3.1%):
  22,000           Arrow Electronics, Inc. <F2>                          1,224

  45,200           Harris Corp.                                          3,865

 205,445           Vishay Intertechnology, Inc. <F2>                     4,956
                                                                        10,045

Entertainment (1.0%):
 113,500           Brunswick Corp.                                       3,206

Financial Services (0.6%):
  70,000           Equifax, Inc.                                         2,013

Food Distributors (1.0%):
 102,900           Hannaford Brothers Co.                                3,280

Food Processing & Packaging (3.0%):
  94,800           Dole Food Co.                                         3,863

 119,300           IBP, Inc.                                             2,833

 134,500           McCormick & Co., Inc.
                     (non-voting shares)                                 3,178
                                                                         9,874

Forest Products--Lumber & Paper (1.3%):
  97,600           Bowater, Inc.                                         4,221

Health & Personal Care (1.1%):
  75,300           Tambrands, Inc.                                       3,539

Hospital & Nursing Equipment (0.9%):
  67,900           Hillenbrand Industries, Inc.                          2,920

Hotels & Motels (0.4%):
  61,000           Mirage Resorts, Inc. <F2>                             1,228

Household Goods--Appliances, Furnishings
& Electronics (1.1%):
  70,000           Sunbeam Corp., Inc.                                   2,223

  32,000           Whirlpool Corp.                                       1,496
                                                                         3,719

Insurance (6.1%):
  97,400           American Financial Group, Inc.                        3,397

 124,900           Amerin Corp. <F2>                                     2,436

 181,900           Everest Reinsurance Holdings, Inc.                    5,230

  61,300           Horace Mann Educators Corp.                           2,873

  24,900           Nationwide Financial Services, Inc.,
                     Class A <F2>                                          660

   7,600           Progressive Corp.                                       579

  60,500           The PMI Group, Inc.                                   3,093

  18,600           Transatlantic Holdings, Inc.                          1,539
                                                                        19,807

Leisure--Recreation, Gaming (1.4%):
 287,000           International Game Technology                         4,556

Machine Tools (1.3%):
 115,000           Kennametal, Inc.                                      4,140

Manufacturing--Capital Goods (0.1%):
  10,000           Federal Signal Corp.                                    244

Manufacturing--Miscellaneous (2.1%):
  43,000           Briggs & Stratton Corp.                               2,112

  65,324           Pentair, Inc.                                         1,952

  44,450           Tyco International Ltd.                               2,711
                                                                         6,775

Medical Services (4.4%):
 254,000           Apria Healthcare Group, Inc. <F2>                     4,286

 247,000           Coventry Corp. <F2>                                   3,196

 158,200           Quorum Health Group, Inc. <F2>                        4,924

  70,855           Vivra, Inc. <F2>                                      1,833
                                                                        14,239

Medical Supplies (2.2%):
 239,300           Biomet, Inc.                                          3,634

 209,000           Nellcor Puritan Bennett, Inc. <F2>                    3,553
                                                                         7,187

Merchandising (0.6%):
  67,600           Lands' End, Inc. <F2>                                 1,808

Metals--Fabrication (0.9%):
  65,500           Kaydon Corp.                                          2,898

Metals--Nonferrous (0.8%):
 102,000           Titanium Metals Corp. <F2>                            2,639

Newspapers (1.1%):
  82,800           Tribune Co.                                           3,633

Oil & Gas Exploration, Production
& Services (3.1%):
  80,900           Anadarko Petroleum Corp.                              4,439

 198,400           Enserch Exploration, Inc. <F2>                        1,761

 109,000           Reading & Bates Corp. <F2>                            2,439

  46,100           Vastar Resources, Inc.                                1,441
                                                                        10,080

Oil Marketing & Refining (2.0%):
  91,172           Ultramar Diamond Shamrock Corp.                       2,929

 104,000           Valero Energy Corp.                                   3,653
                                                                         6,582

Oilfield Equipment & Services (1.2%):
 141,500           Baker Hughes, Inc.                                    4,019

Pharmaceuticals (0.9%):
 251,900           Mylan Laboratories                                    3,023

Primary Metal & Mineral Production (2.1%):
  59,700           Minerals Technologies, Inc.                           2,097

 112,300           UCAR International, Inc. <F2>                         4,717
                                                                         6,814

Pollution Control &
Environmental Services (0.8%):
  86,200           Browning-Ferris Industries, Inc.                      2,446

Railroads (1.1%):
  95,000           Canadian National Railway Co.                         3,658

Real Estate Investment Trusts (4.7%):
 140,300           Cali Realty Corp.                                     4,139

  91,900           Equity Residential Properties Trust                   4,021

 124,300           Meditrust Corp.                                       4,537

 122,100           Merry Land & Investment Co., Inc.                     2,503
                                                                        15,200

Retail--Specialty Stores (5.7%):
 115,000           AutoZone, Inc. <F2>                                   2,818

 286,300           General Nutrition Cos., Inc. <F2>                     6,155

 128,000           Heilig-Myers Co.                                      1,920

 406,000           OfficeMax, Inc. <F2>                                  5,024

  95,000           Talbots, Inc.                                         2,565
                                                                        18,482

Semiconductors (1.1%):
  95,000           LSI Logic Corp. <F2>                                  3,634

Software & Computer Services (1.1%):
 283,400           Informix Corp. <F2>                                   2,072

  97,000           Symantec Corp. <F2>                                   1,394
                                                                         3,466

Steel (0.7%):
 123,770           Worthington Industries, Inc.                          2,336

Tax Return Preparation (0.7%):
  74,300           H&R Block, Inc.                                       2,396

Textile Manufacturing (1.9%):
 215,200           Warnaco Group, Inc., Class A                          6,133

Tobacco & Tobacco Related (0.8%):
  97,000           UST, Inc.                                             2,534

Transportation Leasing & Trucking (1.3%):
  75,050           GATX Corp.                                            4,109

Transportation Services (0.9%):
 221,450           Laidlaw, Inc., Class B                                2,881

Utilities--Electric (6.8%):
 147,800           CINergy Corp.                                         4,914

  80,900           DQE, Inc.                                             2,235

  53,000           Florida Progress Corp.                                1,630

  96,000           PP&L Resources, Inc.                                  1,884

 153,000           Public Service Co. of Colorado                        5,929

  84,000           Public Service Co. of New Mexico                      1,397

 170,000           SCANA Corp.                                           4,101
                                                                        22,090

Utilities--Natural Gas (0.6%):
  37,300           Brooklyn Union Gas Co.                                1,021

  41,900           Washington Gas Light Co.                                964
                                                                         1,985

Total Common Stocks                                                    311,427

Total (Cost $ 279,696) <F1>                                           $324,299

Percentages indicated are based on net assets of $324,427.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                                           $55,719
     Unrealized depreciation                                           (11,116)
     Net unrealized appreciation                                       $44,603

<F2> Non-income producing securities.

See notes to financial statements.



THE VICTORY PORTFOLIOS                                 Schedule of Investments
Special Growth Fund                                             April 30, 1997
(Amounts in Thousands, Except Shares)                              (Unaudited)


Shares or
Principal                                                               Market
Amount             Security Description                                  Value

Commercial Paper (12.7%)

Financial Services (12.7%):
$  9,518           General Electric Capital Corp.,
                     5.62%, 5/1/97                                    $  9,518

Total Commercial Paper                                                   9,518

Common Stocks (92.9%)

Airlines (1.1%):
  20,000           Midwest Express Holdings, Inc. <F2>                     825

Apparel (2.9%):
 100,000           Ashworth, Inc. <F2>                                     756

  44,500           Cutter & Buck, Inc. <F2>                                534

  75,000           Genesco, Inc. <F2>                                      872
                                                                         2,162

Banks (1.2%):
  20,000           U.S. Trust Corp.                                        880

Broadcasting & Publishing (1.6%):
  50,000           Westwood One, Inc. <F2>                               1,194

Brokerage Services (1.2%):
  20,000           Donaldson, Lufkin & Jenrette, Inc.                      863

Building Materials (2.3%):
  40,000           Encore Wire Corp. <F2>                                  760

  50,000           Synthetic Industries, Inc. <F2>                         963
                                                                         1,723

Commercial Services (3.8%):
  50,000           Hooper Holmes, Inc.                                     868

  60,000           PhyMatrix Corp. <F2>                                    690

 250,000           Substance Abuse Technologies<F2>                        328

  60,000           Viisage Technology, Inc. <F2>                           548

  30,000           Vivid Technologies, Inc. <F2>                           405
                                                                         2,839

Computers & Peripherals (2.2%):
  50,000           Creative Technology Ltd. <F2>                           688

  50,000           Data General Corp. <F2>                                 937
                                                                         1,625

Conglomerates (1.3%):
  50,000           MascoTech, Inc.                                         956

Consumer Products (0.7%):
  21,000           Action Performance Cos., Inc. <F2>                      554

Cosmetics & Related (1.7%):
  22,400           Enamelon, Inc. <F2>                                     378

  25,000           Revlon, Inc., Class A<F2>                               919
                                                                         1,297

Electrical Equipment (1.4%):
  75,000           Printrak International, Inc. <F2>                     1,013

Electronic & Electrical--General (5.1%):
  25,000           Dallas Semiconductor Corp.                              913

  60,000           Integrated Circuit Systems, Inc. <F2>                   825

  40,000           Photronics, Inc. <F2>                                 1,383

  30,000           Sipex Corp. <F2>                                        720
                                                                         3,841

Financial Services (1.1%):
  20,000           Coast Savings Financial, Inc. <F2>                      805

Leisure--Recreation, Gaming (2.3%):
  50,000           Family Golf Centers, Inc. <F2>                        1,019

  60,000           Sodak Gaming, Inc. <F2>                                 705
                                                                         1,724

Medical Services (1.2%):
  70,000           Coventry Corp. <F2>                                     906

Medical Supplies (5.0%):
  40,000           Heartport, Inc. <F2>                                  1,025

  30,000           Sofamor Danek Group, Inc. <F2>                        1,169

  30,000           Spine-Tech, Inc. <F2>                                   863

  50,000           Wesley Jessen VisionCare, Inc. <F2>                     688
                                                                         3,745

Merchandising (1.4%):
  60,000           dELiA*s, Inc. <F2>                                    1,020

Metals--Nonferrous (1.8%):
 150,000           International Precious Metals Corp. <F2>              1,331

Oil & Gas Exploration, Production
& Services (6.6%):
  15,000           Cliffs Drilling Co. <F2>                                915

  50,000           Denbury Resources, Inc. <F2>                            675

 250,000           Di Industries, Inc. <F2>                                625

  60,000           Marine Drilling Cos., Inc. <F2>                         945

  50,000           Noble Drilling Corp. <F2>                               869

  35,000           Stone Energy Corp. <F2>                                 936
                                                                         4,965

Oilfield Services & Equipment (7.9%):
  20,000           Energy Ventures, Inc. <F2>                            1,337

  50,000           Global Industries Ltd. <F2>                           1,050

  56,600           Midcoast Energy Resources, Inc.                         771

  75,000           Pool Energy Services Co. <F2>                           975

  50,000           Pride Petroleum Services, Inc. <F2>                     863

  40,000           Varco International, Inc. <F2>                          920
                                                                         5,916

Pharmaceuticals (3.9%):
  50,000           Collagenex Pharmaceuticals, Inc. <F2>                   575

 100,000           DUSA Pharmaceuticals, Inc. <F2>                         563

  25,000           Jones Medical Industries, Inc.                          881

  25,000           Vivus, Inc. <F2>                                        923
                                                                         2,942

Real Estate Investment Trusts (3.6%):
  25,000           Cali Realty Corp.                                       738

  40,000           Crescent Real Estate Equities Co.                     1,050

  40,000           Reckson Associates Realty Corp.                         925
                                                                         2,713

Retail--Specialty Stores (6.9%):
  50,000           Claire's Stores, Inc.                                   956

 100,000           Garden Ridge Corp. <F2>                                 813

  40,000           Pacific Sunwear of California                         1,249

  50,000           Pier 1 Imports, Inc.                                    988

 100,000           Sunglass Hut International, Inc. <F2>                   725

  35,800           Travis Boats & Motors, Inc. <F2>                        385
                                                                         5,116

Shipbuilding (1.1%):
  40,000           Halter Marine Group, Inc. <F2>                          785

Software & Computer Services (16.7%):
  60,000           Accelr8 Technology Corp. <F2>                           743

  60,000           Activision, Inc. <F2>                                   705

  30,000           Ciber, Inc. <F2>                                      1,073

  30,000           Computer Horizons Corp. <F2>                          1,303

 100,000           ForeFront Group, Inc. <F2>                              300

  50,000           Hyperion Software Corp. <F2>                            813

  40,000           Information Management
                     Resources, Inc. <F2>                                1,020

  95,300           ISG International Software
                     Group Ltd. <F2>                                       989

  50,000           ONTRACK Data International, Inc. <F2>                   784

  36,000           Smallworldwide PLC ADR<F2>                              504

  60,000           Summit Design, Inc. <F2>                                420

 100,000           SystemSoft Corp. <F2>                                   763

  70,000           Versant Object Technology Corp. <F2>                    341

  30,000           Viasoft, Inc. <F2>                                    1,275

  15,000           Visio Corp.                                             761

  50,000           XcelleNet, Inc. <F2>                                    594
                                                                        12,388

Telecommunications (4.3%):
  60,000           Cidco, Inc. <F2>                                        765

  25,000           Davox Corp. <F2>                                        825

  40,000           Premiere Technologies, Inc. <F2>                        955

  30,000           Tekelec<F2>                                             690
                                                                         3,235

Transportation Leasing & Trucking (1.2%):
  30,000           Caliber System, Inc.                                    893

Utilities--Telecommunications (1.4%):
  45,000           Pacific Gateway Exchange, Inc. <F2>                   1,080

Total Common Stocks                                                     69,336

Total (Cost $79,200) <F1>                                             $ 78,854

Percentages indicated are based on net assets of $74,671.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

     Unrealized appreciation                                            $7,931
     Unrealized depreciation                                            (8,277)
     Net unrealized depreciation                                        $ (346)

<F2> Represents non-income producing securities.

ADR--American Depository Receipt

PLC--Public Liability Co.

See notes to financial statements.



THE VICTORY PORTFOLIOS                                 Schedule of Investments
Ohio Regional Stock Fund                                        April 30, 1997
(Amounts in Thousands, Except Shares)                              (Unaudited)


Shares or
Principal                                                               Market
Amount             Security Description                                  Value

Commercial Paper (1.0%)

Financial Services (1.0%):
$   473            General Electric Capital Corp.,
                     5.62%, 5/1/97                                     $   473

Total Commercial Paper                                                     473

Common Stocks (98.9%)

Agriculture & Livestock (0.3%):
 15,000            Andersons, Inc.                                         137

Airlines (2.1%):
 45,000            Comair Holdings, Inc.                                   951

Amusement & Recreation Services (0.9%):
 10,000            Cedar Fair L.P.                                         398

Automotive Parts (5.9%):
 24,000            Dana Corp.                                              765

 19,800            Myers Industries, Inc.                                  347

 30,000            TRW, Inc.                                             1,563
                                                                         2,675

Banks (12.8%):
 10,000            BancFirst Ohio Corp.                                    333

 23,000            Charter One Financial, Inc.                           1,024

 21,000            FirstMerit Corp.                                        898

 10,000            Huntington Bancshares, Inc.                             286

  5,100            Mahoning National Bancorp                               113

 20,000            National City Corp.                                     975

  5,000            Park National Corp.                                     278

 28,000            Provident Bancorp, Inc.                               1,090

  2,235            Second Bancorp, Inc.                                     91

 18,000            Star Banc Corp.                                         765
                                                                         5,853

Broadcasting & Publishing (2.9%):
 35,000            Scripps (E.W.) Co., Class A                           1,330

Brokerage Services (1.4%):
 18,000            McDonald & Co. Investments                              648

Building Materials (1.9%):
  5,000            Holophane Corp. <F2>                                    101

 10,000            Medusa Corp.                                            379

 10,000            Owens Corning                                           405
                                                                           885

Chemicals--General (5.8%):
 12,500            A. Schulman, Inc.                                       238

 15,000            Chemed Corp.                                            506

 20,000            Ferro Corp.                                             622

  9,000            Lubrizol Corp.                                          295

 15,000            OM Group, Inc.                                          418

 32,812            RPM, Inc.                                               550
                                                                         2,629

Computers & Peripherals (4.4%):
 44,250            Diebold, Inc.                                         1,482

  1,000            LanVision Systems, Inc. <F2>                              5

 34,000            Telxon Corp. <F2>                                       540
                                                                         2,027

Conglomerates (2.7%):
 27,000            Lancaster Colony Corp.                                1,111

 10,000            Park-Ohio Industries, Inc. <F2>                         121
                                                                         1,232

Consumer Products (2.3%):
 14,000            American Greetings Corp., Class A                       448

 30,000            Gibson Greetings, Inc. <F2>                             615
                                                                         1,063

Electronic & Electrical--General (2.1%):
 10,000            Cincinnati Microwave, Inc. <F2>                           1

 78,500            Pioneer-Standard Electronics, Inc.                      961
                                                                           962

Engineering, Industrial Construction (0.2%):
 10,000            Corrpro Cos., Inc. <F2>                                  85

Environmental Control (1.0%):
 33,000            Cuno, Inc. <F2>                                         458

Food Distributors (0.8%):
 14,000            Kroger Co. <F2>                                         385

Food Processing & Packaging (0.8%):
 20,000            Chiquita Brands International, Inc.                     287

  5,000            J.M. Smucker Co., Class A                                88
                                                                           375

Forest Products--Lumber & Paper (1.3%):
 11,000            Mead Corp.                                              617

Health Care (2.6%):
 50,000            Omnicare, Inc.                                        1,219

Hospital & Nursing Equipment & Supplies (1.6%):
 36,000            Invacare Corp.                                          716

Insurance (5.5%):
  3,150            Cincinnati Financial Corp.                              220

 18,000            Ohio Casualty Corp.                                     700

 12,000            Progressive Corp.                                       913

 40,500            State Auto Financial Corp.                              709
                                                                         2,542

Machine Tools (0.8%):
 17,000            Cincinnati Milacron, Inc.                               344

  5,000            Monarch Machine Tool Co.                                 39
                                                                           383

Manufacturing--Capital Goods (8.8%):
 35,050            Commercial Intertech Corp.                              416

 45,000            Gorman-Rupp Co.                                         748

 10,000            Gradall Industries, Inc. <F2>                           123

 16,000            Lincoln Electric Co., Class A                           512

 15,000            Parker-Hannifin Corp.                                   746

 38,000            Robbins & Myers, Inc.                                 1,040

 20,000            Thor Industries, Inc.                                   433
                                                                         4,018

Manufacturing--Miscellaneous (1.1%):
 24,750            Essef Corp. <F2>                                        489

Medical Supplies (0.3%):
  5,000            Gliatech, Inc. <F2>                                      46

 12,000            Meridian Diagnostics, Inc.                               85
                                                                           131

Metals--Fabrication (3.0%):
 20,000            Amcast Industrial Corp.                                 455

 10,000            Brush Wellman, Inc.                                     190

 10,000            RMI Titanium Co. <F2>                                   214

  9,000            Timken Co.                                              523
                                                                         1,382

Mining (0.5%):
  5,500            Cleveland-Cliffs, Inc.                                  233

Office Equipment & Supplies
(Non-Computer Related) (1.4%):
 30,000            Reynolds & Reynolds Co., Class A                        623

Oil & Gas Exploration, Production
& Services (4.8%):
  5,000            Belden & Blake Corp. <F2>                               129

  5,000            Lomak Petroleum, Inc.                                    84

 73,000            USX -- Marathon Group                                 2,017
                                                                         2,230

Paint, Varnishes, Enamels (1.8%):
 28,000            Sherwin-Williams Co.                                    847

Precision Instruments & Related (1.3%):
 75,000            Keithley Instruments, Inc.                              619

Real Estate Investment Trusts (0.7%):
 14,000            Health Care REIT, Inc.                                  338

Restaurants (0.7%):
 10,000            Bob Evans Farms, Inc.                                   133

 10,000            Wendy's International, Inc.                             206
                                                                           339

Retail--Specialty Stores (2.1%):
 15,000            Fabri-Centers of America,
                     Class A <F2>                                          301

 15,000            Fabri-Centers of America,
                     Class B <F2>                                          287

 15,000            Limited, Inc.                                           272

 10,000            Sun Television & Appliances, Inc.                        18

 10,000            Value City Department
                     Stores, Inc. <F2>                                      85
                                                                           963

Rubber & Rubber Products
Including Tires (1.6%):
  5,000            Cooper Tire & Rubber Co.                                110

 12,000            Goodyear Tire & Rubber Co.                              632
                                                                           742

Steel (2.1%):
  7,000            Cold Metal Products, Inc. <F2>                           37

 30,000            Shiloh Industries, Inc. <F2>                            465

 25,000            Worthington Industries, Inc.                            472
                                                                           974

Telecommunications (0.7%):
 20,000            Allen Telecom Inc. <F2>                                 345

Transportation Leasing &Trucking (0.5%):
  6,000            Caliber System, Inc.                                    178

  3,000            Roadway Express, Inc.                                    53
                                                                           231

Transportation--Marine (0.3%):
  3,000            Oglebay Norton Co.                                      118

Utilities--Electric (3.1%):
 14,000            American Electric Power Co.                             566

 10,000            CINergy Corp.                                           333

 22,500            DPL, Inc.                                               532
                                                                         1,431

Utilities--Telecommunications (2.4%):
 20,000            Cincinnati Bell, Inc.                                 1,120

Wholesale Distribution (1.6%):
 23,625            Applied Industrial Technology, Inc.                     747

Total Common Stocks                                                     45,490

Convertible Bonds (0.1%)

Medical Supplies (0.1%):
     75            Meridian Diagnostics, Inc.
                     7.00%, 9/1/06 callable 9/1/99 @ 104                    68

Total Convertible Bonds                                                     68

Rights & Warrants (0.0%)
 10,000            Cincinnati Microwave, Inc.,
                     Expire 12/31/98 <F2>                                    1

Total Rights & Warrants                                                      1

Total (Cost $25,105) <F1>                                              $46,032

Percentages indicated are based on net assets of $46,010.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                                           $21,928
     Unrealized depreciation                                            (1,001)
     Net unrealized appreciation                                       $20,927

<F2> Represents non-income producing securities.

See notes to financial statements.



THE VICTORY PORTFOLIOS                                 Schedule of Investments
International Growth Fund                                       April 30, 1997
(Amounts in Thousands, Except Shares)                              (Unaudited)


Shares or
Principal                                                               Market
Amount             Security Description                                  Value

Commercial Paper (5.0%)

Financial Services (5.0%):
$    5,873         General Electric Capital Corp.,
                     5.62%, 5/1/97                                    $  5,873

Total Commercial Paper                                                   5,873

Common Stocks (94.5%)

Australia (6.5%):
Banks (1.6%):
   129,400         National Australia Bank Ltd.                          1,775

Construction (1.4%):
   350,000         Leighton Holdings                                     1,575

Entertainment (1.4%):
   660,000         Village Roadshow Limited, Class A                     1,677

Leisure--Recreation, Gaming (0.9%):
   500,000         Aristocrat Leisure                                    1,047

Publishing (1.2%):
   275,000         Publishing & Broadcasting Ltd.                        1,455

Total Australia                                                          7,529

Austria (2.6%):
Steel (1.6%):
    17,000         Boehler-Uddeholm AG                                   1,226

    15,000         Voest-Alpine Stahl AG                                   592
                                                                         1,818

Utilities--Electric (1.0%):
    17,000         Oesterreichische
                     Elektrizitaetswirtschafts, Class A                  1,187

Total Austria                                                            3,005

Brazil (0.6%):
Utilities--Telecommunications (0.6%):
     6,400         Telecomunicacoes Brasileriras
                     S/A-Telebras ADR                                      734

Total Brazil                                                               734

Britain (15.8%):
Banks (2.5%):
   232,000         Allied Irish Banks PLC                                1,626

   108,371         National Westminster Bank PLC                         1,284
                                                                         2,910

Business Services (1.3%):
   135,000         Compass Group                                         1,487

Commercial Services (0.9%):
   108,000         Professional Staff PLC ADR <F2>                         999

Diversified (1.8%):
    90,000         BOC Group PLC                                         1,380

   155,000         Hanson PLC                                              751
                                                                         2,131

Food Processing & Packaging (1.3%):
   175,000         Associated British Foods PLC                          1,513

Leisure--Recreation, Gaming (2.5%):
   500,000         Ladbroke Group PLC                                    1,878

   172,000         Rank Group PLC                                        1,183
                                                                         3,061

Office Equipment & Supplies
(Non-Computer Related) (0.6%):
    81,000         De La Rue PLC                                           726

Software & Computer Services (0.9%):
    75,000         JBA Holdings PLC                                        992

Transportation (2.3%):
   270,000         Associated British Ports Holdings PLC                 1,165

   150,000         Peninsular & Oriental Steam
                     Navigation Co.                                      1,462
                                                                         2,627

Transportation Leasing &Trucking (0.3%):
   185,000         Avis Europe PLC <F2>                                    399

Utilities--Water (1.4%):
   117,000         Hyder PLC                                             1,630

Total Britain                                                           18,475

Canada (1.5%):
Banks (1.5%):
    74,000         Canadian Imperial Bank of Commerce                    1,700

Total Canada                                                             1,700

Chile (1.9%):
Brewery (1.9%):
   100,000         Compania Cervecerias Unides
                     S.A.-Sponsered ADR                                  2,225

Total Chile                                                              2,225

Finland (3.2%):
Banks (3.2%):
 1,166,000         Merita Ltd., Class A                                  3,787

Total Finland                                                            3,787

France (6.3%):
Chemicals--General (1.3%):
    46,000         Rhone-Poulenc, Class A                                1,547

Conglomerates (1.4%):
     5,200         Compagnie Generale d'Industrie
                     et de Participations                                1,576

Insurance (1.1%):
    20,800         AXA SA                                                1,280

Manufacturing--Miscellaneous (1.0%):
     8,950         Compagnie de Saint Gobain                             1,199

Oil & Gas Exploration, Production
& Services (1.5%):
    18,200         Elf Aquitaine SA                                      1,765

Total France                                                             7,367

Germany (4.9%):
Automobiles (1.0%):
     2,300         Volkswagen AG                                         1,129

Banks (1.2%):
    43,600         Bayerische Hypotheken-und
                     Weschel-Bank AG                                     1,355

Chemicals--General (2.7%):
    84,500         BASF AG                                               3,241

Total Germany                                                            5,725

Hong Kong (3.9%):
Conglomerates (1.6%):
   353,000         Citic Pacific Ltd.                                    1,910

Hotels & Motels (0.8%):
 3,000,000         Regal Hotels International                              891

Transportation--Marine (1.1%):
   725,000         Hong Kong Ferry Holdings                              1,263

Utilities--Electric (0.4%):
   915,000         Beijing Datang <F2>                                     475

Total Hong Kong                                                          4,539

India (0.5%):
Conglomerates (0.5%):
    29,400         Videsh Sanchar Nigam Ltd. GDR <F2>                      547

Total India                                                                547

Italy (3.8%):
Automobiles (1.3%):
   850,000         Fiat SpA                                              1,549

Food Manufacturing (1.6%):
 1,240,000         Parmalat Finanziaria SpA                              1,804

Utilities--Telecommunications (0.9%):
   487,000         Telecom Italia SpA                                    1,050

Total Italy                                                              4,403

Japan (14.4%):
Apparel--Footware (1.5%):
   400,000         Gunze Ltd.                                            1,727

Automobiles (2.4%):
    33,000         Honda Motor Co. Ltd.                                  1,025

    60,000         Toyota Motor Corp.                                    1,739
                                                                         2,764

Consumer Products (1.7%):
   138,000         Shiseido Co. Ltd.                                     1,979

Electronic & Electrical--General (2.0%):
   134,000         Hitachi Ltd.                                          1,214

    16,000         Sony Corp.                                            1,165
                                                                         2,379

Financial Services (1.4%):
    33,800         Takefuji Corp.                                        1,627

Office Equipment & Supplies
(Non-Computer Related) (1.5%):
   145,000         Ricoh Company Ltd.                                    1,725

Pharmaceuticals (1.4%):
   103,000         Daiichi Pharma Co. Ltd.                               1,656

Photography (1.1%):
    35,000         Fuji Photo Film                                       1,338

Retail (0.4%):
   101,000         Diamaru Inc.                                            425

Tools (1.0%):
    88,000         Makita Corp.                                          1,207

Total Japan                                                             16,827

Netherlands (7.5%):
Banks (0.9%):
    25,915         ING Groep N.V.                                        1,018

Chemicals--General (0.7%):
     8,200         DSM N.V.                                                817

Containers (0.9%):
    54,500         Koninklijke Emballage Indistrie
                     Van Leer                                            1,085

Electronic & Electrical--General (2.1%):
    46,000         Phillips Electronics N.V.                             2,400

Household Goods--Appliances, Furnishings
& Electronics (1.5%):
    22,000         Hunter Douglas N.V.                                   1,796

Oil--Integrated Companies (1.4%):
     9,000         Royal Dutch Petroleum Co.                             1,609

Total Netherlands                                                        8,725

New Zealand (1.6%):
Fisheries (0.4%):
   250,000         Sanford Ltd.                                            495

Household Goods--Appliances, Furnishings
& Electronics (1.2%):
   380,400         Fisher & Paykel Industries Ltd.                       1,366

Total New Zealand                                                        1,861

Norway (2.4%):
Commercial Banking (1.1%):
   340,000         Den Norske Bank ASA                                   1,227

Shipping (1.3%):
    75,000         Bergesen d.y. ASA, Class A                            1,548

Total Norway                                                             2,775

Portugal (2.9%):
Banks (1.3%):
   100,000         Banco Commercial Portugues, SA                        1,523

Building Materials (0.9%):
    51,000         Cimpor-Cimentos de Portugal,
                     SGPS, SA                                            1,098

Telecommunications (0.7%):
    22,000         Portugal Telecom                                        811

Total Portugal                                                           3,432

Singapore (1.9%):
Conglomerates (1.4%):
   475,000         Jardine Strategic Holdings Ltd. ADR                   1,615

Real Estate (0.5%):
   234,000         Keppel Land Ltd. <F2>                                   602

Total Singapore                                                          2,217

Spain (4.7%):
Banks (1.1%):
    27,600         Corporacion Bancaria de Espana SA                     1,232

Commercial Services (1.5%):
   150,000         Autopistas Concesionaria
                     Espanola SA                                         1,735

Construction (1.2%):
    90,000         Dragados y Construcciones, SA                         1,454

Utilities--Telecommunications (0.9%)

    42,000         Telefonica de Espana                                  1,077

Total Spain                                                              5,498

Sweden (3.2%):
Diversified (1.3%):
    60,000         Kinnevik AB, Class B                                  1,556

Industrial Goods & Services (0.5%):
    38,000         Trelleborg AB, Class B                                  593

Steel (1.4%):
   160,000         Avesta Sheffield AB                                   1,591

Total Sweden                                                             3,740

Switzerland (4.4%):
Banks (1.7%):
    17,530         Credit Suisse Group                                   1,975

Diversified (1.0%):
    11,800         Oerlikon-Buehrle Holding AG <F2>                      1,169

Pharmaceuticals (1.7%):
     1,513         Novartis AG Registered                                1,994

Total Switzerland                                                        5,138

Total Common Stocks                                                   $110,249

Convertible Bonds (1.4%)

Banks (0.8%):
       943         Mitsubishi Bank International
                     Finance Bermuda
                     3.00%, 11/30/02                                       959

Hotels & Motels (0.6%):
       620         Regal Hotels International
                     5.25%, 12/5/08                                        674

Total Convertible Bonds                                                  1,633

Total (Cost $106,708) <F1>                                            $117,755

Percentages indicated are based on net assets of $116,660.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                                           $12,101
     Unrealized depreciation                                            (1,054)
     Net unrealized appreciation                                       $11,047

<F2> Represents non-income producing securities.

ADR--American Depository Receipt

GDR--Global Depository Receipt

See notes to financial statements.




THE VICTORY PORTFOLIOS                                 Schedule of Investments
Lakefront Growth Fund                                           April 30, 1997
(Amounts in Thousands, Except Shares)                              (Unaudited)


                                                                        Market
Shares             Security Description                                  Value

Common Stocks (100.5%)

Aerospace/Defense (4.7%):
   163             Boeing Co.                                           $   16

   395             United Technologies Corp.                                30
                                                                            46

Aluminum (3.9%):
   193             Aluminum Co. of America                                  13

   380             Reynolds Metal Co.                                       26
                                                                            39

Apparel & Footwear (1.7%):
   449             Reebok International Ltd.                                17

Automobiles (1.9%):
   553             Ford Motor Co.                                           19

Automotive Parts (4.1%):
   573             Federal-Mogul Corp.                                      16

   395             TRW, Inc.                                                25
                                                                            41

Banks (6.6%):
   335             Chase Manhattan Corp.                                    31

   452             MBNA Corp.                                               15

    73             Wells Fargo & Co.                                        19
                                                                            65

Brokerage Services (3.3%):
   975             Lehman Brothers Holding, Inc.                            33

Building Materials (2.0%):
   310             Armstrong World Industries, Inc.                         20

Chemicals (3.0%):
   760             Cabot Corp.                                              17

   340             IMC Global, Inc.                                         13
                                                                            30

Computers & Peripherals (6.9%):
   550             Diebold, Inc.                                            18

   543             Hewlett-Packard Co.                                      28

   134             International Business Machines Corp.                    22
                                                                            68

Conglomerates (3.0%):
   268             General Electric Co.                                     30

Consumer Products (1.9%):
   168             Colgate-Palmolive Co.                                    19

Electronic & Electrical--General (10.8%):
   534             AMP, Inc.                                                19

   302             Johnson Controls, Inc.                                   11

   380             Rockwell International Corp.                             25

   382             Texas Instrumrents, Inc.                                 34

   372             Varian Associates, Inc.                                  18
                                                                           107

Financial Services (4.6%):
   376             American Express Co.                                     25

   385             Travelers Group, Inc.                                    21
                                                                            46

Health Care (1.7%):
   479             Columbia/HCA Healthcare Corp.                            17

Heavy Machinery--Industrial, Farm,
Construction (5.0%):
   213             Caterpillar Tractor, Inc.                                19

   662             Deere & Co.                                              30
                                                                            49

Medical Supplies (2.3%):
   711             C.R. Bard, Inc.                                          23

Oil--Integrated Companies (3.5%):
   129             Mobil Corp.                                              17

   174             Texaco, Inc.                                             18
                                                                            35

Pharmaceuticals (6.9%):
   352             American Home Products Corp.                             23

   312             Bristol-Myers Squibb Co.                                 21

   303             Schering-Plough Corp.                                    24
                                                                            68

Photography (4.1%):
   488             Eastman Kodak Co.                                        41

Retail (3.2%):
 2,315             K-Mart Corp. <F2>                                        32

Retail--Specialty Stores (2.4%):
   765             Gap, Inc.                                                24

Rubber & Rubber Products (1.7%):
   793             M.A. Hanna Co.                                           17

Semiconductors (2.2%):
   141             Intel Corp.                                              22

Software & Computer Service (2.4%):
   470             Computer Associates International, Inc.                  24

Steel (1.9%):
 1,470             LTV Corp.                                                19

Tobacco & Tobacco Related (2.4%):
   603             Philip Morris Cos., Inc.                                 24

Utilities--Telecommunications (2.4%):
   334             AT&T Corp.                                               11

   203             Ameritech Corp.                                          13
                                                                            24

Total Common Stocks                                                        999

Investment Companies (5.7%)

$   57             Federated Treasury Obligation Fund                   $   57

Total Investment Companies                                                  57

Total (Cost $1,022) <F1>                                                $1,056

Percentages indicated are based on net assets of $994.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                                               $53
     Unrealized depreciation                                               (19)
     Net unrealized appreciation                                           $34

<F2> Represents non-income producing securities.

See notes to financial statements.



THE VICTORY PORTFOLIOS                                 Schedule of Investments
Real Estate Investment Fund                                     April 30, 1997
(Amounts in Thousands, Except Shares)                              (Unaudited)


                                                                        Market
Shares             Security Description                                  Value

Common Stocks (81.0%)

Real Estate (81.0%):
Diversified (12.5%):
 1,400             Cousins Properties, Inc.                             $ 36

 2,450             Security Capital U.S. Realty <F2>                      37

   500             Vornado Realty Trust                                   32
                                                                         105

Hotels (8.9%):
 1,650             Patriot American Hospitality, Inc.                     36

   970             Starwood Lodging Trust                                 38
                                                                          74

Industrial (4.2%):
 2,000             Bedford Property Investors, Inc.                       35

Office (8.5%):
 1,200             Cali Realty Corp.                                      35

 1,000             Spieker Properties, Inc.                               36
                                                                          71

Residential (29.7%):
 1,500             Ambassador Apartments, Inc.                            37

   840             Equity Residential Properties Trust                    37

 1,840             Evans Withycombe Residential, Inc.                     37

 1,500             Gables Residential Trust                               36

 1,380             Irvine Apartment Communities, Inc.                     37

 1,700             Security Capital Atlantic, Inc.                        37

 1,000             Smith, Charles E. Residential Realty, Inc.             27
                                                                         248

Retail (8.7%):
 1,000             Developers Diversified Realty Corp. <F2>               36

 1,290             Simon DeBartolo Group, Inc.                            37
                                                                          73

Other (8.5%):
   980             Storage USA, Inc.                                      37

 1,000             TriNet Corporate Realty Trust, Inc.                    34
                                                                          71

Total Common Stocks                                                      677

Total (Cost $677) <F1>                                                  $677

Percentages are based on net assets of $836.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

     Unrealized appreciation                                             $--
     Unrealized depreciation                                              --
     Net unrealized depreciation                                         $--

<F2> Represents non-income producing securities.

See notes to financial statements.


                                        Statements of Assets and Liabilities
The Victory Portfolios                                        April 30, 1997
(Amounts in Thousands, Except Per Share Amounts)                 (Unaudited)

                                                                     U.S. Government     Prime               Financial
                                                                     Obligations         Obligations         Reserves
                                                                     Fund                Fund                Fund

ASSETS:
Investments, at amortized cost                                       $  400,243          $  475,948          $  771,154
Repurchase agreements, at cost                                        1,171,568              18,003              22,874
    Total                                                             1,571,811             493,951             794,028
Cash                                                                          1                  --                 207
Interest receivable                                                       3,696               2,540               3,983
Prepaid expenses and other assets                                            67                  14                   5
    Total Assets                                                      1,575,575             496,505             798,223
LIABILITIES:
Dividends payable                                                         6,292               1,985               3,357
Capital gains distribution payable                                           --                   2                  --
Accrued expenses and other payables:
  Investment advisory fees                                                  463                 143                 309
  Administration fees                                                        33                  10                  17
  Custodian fees                                                             29                  12                  16
  Accounting and transfer agent fees                                         25                  25                  26
  Shareholder service fees                                                   --                  91                  --
  Shareholder service fees--Select Shares                                   216                  --                  --
  Other                                                                     118                  49                  73
    Total Liabilities                                                     7,176               2,317               3,798
NET ASSETS:
Capital                                                               1,568,540             494,173             794,616
Undistributed (distributions in excess of) net investment income            (80)                 --                (173)
Accumulated undistributed net realized gains
  (losses) from investment transactions                                     (61)                 15                 (18)
    Net Assets                                                       $1,568,399          $  494,188          $  794,425
Net Assets
  Investor Shares                                                       515,471                  --                  --
  Select Shares                                                       1,052,928                  --                  --
    Total                                                             1,568,399                  --                  --
Outstanding units of beneficial interest (shares)
  Investor Shares                                                       515,462                  --                  --
  Select Shares                                                       1,053,057                  --                  --
    Total                                                             1,568,519             494,173             794,334
Net asset value
  Offering and redemption price per share                                    --          $     1.00          $     1.00
  Offering and redemption price per share--Investor Shares           $     1.00                  --                  --
  Offering and redemption price per share--Select Shares                   1.00                  --                  --

See notes to financial statements.


                                                                                              Ohio
                                                                               Tax-Free       Municipal
                                                                               Money          Money
                                                                               Market         Market
                                                                               Fund           Fund

ASSETS:
Investments, at amortized cost                                                 $346,438       $584,896
Interest and dividends receivable                                                 2,946          5,133
Prepaid expenses and other assets                                                     8             10
    Total Assets                                                                349,392        590,039
LIABILITIES:
Dividends payable                                                                   969          1,632
Accrued expenses and other payables:
  Investment advisory fees                                                          106            165
  Administration fees                                                                 7             12
  Custodian fees                                                                      8             13
  Accounting and transfer agent fees                                                 10             19
  Shareholder service fees                                                           58             92
  Other                                                                              29             52
    Total Liabilities                                                             1,187          1,985
NET ASSETS:
Capital                                                                         348,203        588,050
Undistributed net investment income                                                  --              2
Accumulated undistributed net realized gains from investment transactions             2              2
    Net Assets                                                                 $348,205       $588,054
Outstanding units of beneficial interest (shares)                               348,203        588,050
Net asset value
  Offering and redemption price per share                                      $   1.00       $   1.00

See notes to financial statements.


                                                                                              Investment          Government
                                                      Limited Term        Intermediate        Quality Bond        Mortgage
                                                      Income Fund         Income Fund         Fund                Fund

ASSETS:
Investments, at value
  (Cost $83,694; $261,817; $146,759 & $111,383)       $ 82,766            $259,258            $145,705            $109,568
Cash                                                        --                  --                  --                   1
Interest and dividends receivable                        1,344               3,603               2,094                 792
Receivable for capital shares issued                         1                  --                  94                  --
Receivable from brokers for investments sold                --              11,755               2,480               8,866
Prepaid expenses and other assets                            1                  17                   4                   1
    Total Assets                                        84,112             274,633             150,377             119,228
LIABILITIES:
Payable to brokers for investments purchased                --              13,143               3,100               7,072
Payable for capital shares redeemed                         30                  --                  39                  --
Accrued expenses and other payables:
  Investment advisory fees                                  33                 133                  76                  47
  Administration fees                                        2                   5                   3                   2
  Custodian fees                                             3                   5                   4                   5
  Accounting and transfer agent fees                         6                   7                   4                   6
  Shareholder service fees                                   7                  20                  12                   9
  Other                                                     12                 201                  85                  95
    Total Liabilities                                       93              13,514               3,323               7,236
NET ASSETS:
Capital                                                 87,337             268,979             158,707             115,993
Undistributed (distributions in excess of)
  net investment income                                    (33)                104                (109)                167
Net unrealized depreciation from investments              (928)             (2,559)             (1,054)             (1,815)
Accumulated undistributed net realized
  losses from investment transactions                   (2,357)             (5,405)            (10,490)             (2,353)
    Net Assets                                        $ 84,019            $261,119            $147,054            $111,992
Outstanding units of beneficial interest (shares)        8,506              27,751              15,564              10,501
Net asset value
  Redemption price per share                          $   9.88            $   9.41            $   9.45            $  10.67
Maximum sales charge                                      2.00%               4.75%               4.75%               4.75%
Maximum offering price per share
  (100%/(100%-maximum sales charge) of
  net asset value adjusted to nearest cent)           $  10.08            $   9.88            $   9.92            $  11.20

See notes to financial statements.


                                                                                    National                      Ohio
                                                                                    Municipal      New York       Municipal
                                                                     Fund For       Bond           Tax-Free       Bond
                                                                     Income         Fund           Fund           Fund

ASSETS:
Investments, at value
  (Cost $18,428; $45,194; $17,883 & $70,882)                         $19,032        $45,378        $18,786        $72,417
Interest and dividends receivable                                        142            689            370          1,437
Receivable for capital shares issued                                      --             33             --             65
Receivable from brokers for investments sold                               1             --             --             --
Prepaid expenses and other assets                                          1             43              7              2
    Total Assets                                                      19,176         46,143         19,163         73,921
LIABILITIES:
Payable to brokers for investments purchased                              --          4,266            730            145
Payable for capital shares redeemed                                       66            232             26              2
Accrued expenses and other payables:
  Investment advisory fees                                                --             --              4             30
  Administration fees                                                     --              1             --              2
  Custodian fees                                                           4              3              1              2
  Accounting and transfer agent fees                                      14             12              5              7
  Shareholder service fees                                                 3             --             --              6
  Shareholder service fees--Class A                                       --              8              3             --
  Shareholder service and 12b-1 fees--Class B                             --              1              3             --
  Other                                                                   11              5             13              6
    Total Liabilities                                                     98          4,528            785            200
NET ASSETS:
Capital                                                               20,222         41,856         17,484         71,926
Undistributed (distributions in excess of) net investment income         (11)            11            (11)           (49)
Net unrealized appreciation from investments                             604            184            903          1,535
Accumulated undistributed net realized gains
  (losses) from investment transactions                               (1,737)          (436)             2            309
    Net Assets                                                       $19,078        $41,615        $18,378        $73,721
Net Assets
  Class A                                                                           $39,379        $15,815
  Class B                                                                             2,236          2,563
    Total                                                                           $41,615        $18,378
Outstanding units of beneficial interest (shares)
  Class A                                                                             3,889          1,266
  Class B                                                                               221            205
    Total                                                              1,974          4,110          1,471          6,517
Net asset value
  Redemption price per share                                         $  9.66                                      $ 11.31
  Redemption price per share--Class A                                               $ 10.13        $ 12.49
  Offering price per share--Class B<F1>                                             $ 10.13        $ 12.50
Maximum sales charge                                                    2.00%          4.75%          4.75%          4.75%
Maximum offering price per share
  (100%/(100%-maximum sales charge) of
  net asset value adjusted to nearest cent)                          $  9.86                                      $ 11.87
Maximum offering price per share
  (100%/(100%-maximum sales charge) of
  net asset value adjusted to nearest cent)--Class A                                $ 10.63        $ 13.11

<F1> Redemption price per Class B Share varies based on length of time held.

See notes to financial statements.


                                                                Stock     Diversified
                                                      Balanced  Index     Stock          Value     Growth
                                                      Fund      Fund      Fund           Fund      Fund

ASSETS:
Investments, at value (Cost $260,328; $281,468;
  $590,497; $306,338 & $107,996)                      $307,485  $363,705  $676,600       $419,680  $159,704
Interest and dividends receivable                        1,705       579       480            475       148
Receivable for capital shares issued                         2       197       454             --         1
Receivable from brokers for investments sold             2,519        38     1,748            370       403
Net variation margin on open futures contracts              --        39        --             --        --
Reclaim receivable                                          13        --        --             --        --
Prepaid expenses and other assets                           10        11        22              6         2
   Total Assets                                        311,734   364,569   679,304        420,531   160,258
LIABILITIES:
Cash overdraft                                             167        --        --             --        --
Payable for capital shares redeemed                         --        --        99             --        --
Payable to brokers for investments purchased             5,066        20     4,497            601        --
Accrued expenses and other payables:
  Investment advisory fees                                 212       126       340            331       125
  Administration fees                                        6        --        13              8         3
  Custodian fees                                             7         3        10              8         3
  Accounting and transfer agent fees                        19        14        38             11         9
  Shareholder service fees                                  --        --        --             26        10
  Shareholder service fees--Class A                         24        --        52             --        --
  Shareholder service and 12b-1 fees--Class B                2        --        14             --        --
  Other                                                     63        29        39             38        15
    Total Liabilities                                    5,566       192     5,102          1,023       165
NET ASSETS:
Capital                                                253,507   270,990   530,609        290,943   101,884
Undistributed (distributions in excess of)
  net investment income                                   (301)      534       335            102       (52)
Net unrealized appreciation from investments            47,340    82,237    86,103        113,342    51,708
Net unrealized depreciation from translation
  of assets and liabilities  in foreign currencies        (184)       --        --             --        --
Accumulated undistributed net realized gains
  from investment transactions                           6,155    10,616    57,155         15,121     6,553
Accumulated undistributed net realized losses from
  foreign currency transactions                           (349)       --        --             --        --
    Net Assets                                        $306,168  $364,377  $674,202       $419,508  $160,093
Net Assets
  Class A                                             $303,759            $655,003
  Class B                                                2,409              19,199
    Total                                             $306,168            $674,202
Outstanding units of beneficial interest (shares)
  Class A                                               24,012              42,335
  Class B                                                  190               1,248
    Total                                               24,202    22,159    43,583         28,113    10,087
Net asset value
  Redemption price per share                                    $  16.44                 $  14.92  $  15.87
  Redemption price per share--Class A                 $  12.65            $  15.47
  Offering price per share--Class B<F1>               $  12.66            $  15.38
Maximum sales charge                                      4.75%     4.75%     4.75%          4.75%     4.75%
Maximum offering price per share (100%/
  (100%-maximum sales charge) of net asset
  value adjusted to nearest cent)                               $  17.26                 $  15.66  $  16.66
Maximum offering price per share (100%/
  (100%-maximum sales charge) of net asset
  value adjusted to nearest cent)--Class A            $  13.28            $  16.24

<F1> Redemption price per Class B Share varies based on length of time held.

See notes to financial statements.


                                                                                    Ohio
                                                      Special        Special        Regional       International
                                                      Value          Growth         Stock          Growth         Lakefront
                                                      Fund           Fund           Fund           Fund           Fund

ASSETS:
Investments, at value (Cost $279,696; $79,200;
  $25,106; $106,708 & $1,022)                         $324,299       $ 78,854       $ 46,032       $117,755       $  1,056
Interest and dividends receivable                          367             17             31            427              2
Receivable for capital shares issued                        74              1              1             --             --
Receivable from brokers for investments sold               290            244             --            547             --
Unamortized organization costs                              --             --             --             --             29
Reclaim receivable                                          --             --             --            302             --
Prepaid expenses and other assets                           14              2              1              9              6
    Total Assets                                       325,044         79,118         46,065        119,040          1,093
LIABILITIES:
Payable for capital shares redeemed                         22             --              1             --             --
Payable to brokers for investments purchased               260          4,349             --          2,219             56
Payable  for organization costs                             --             --             --             --             30
Accrued expenses and other payables:
  Investment advisory fees                                 259             62             28            103             --
  Administration fees                                        7              2              1              2             --
  Custodian fees                                             9             10              1             14              1
  Accounting, and transfer agent fees                       12             12             14             24              7
  Shareholder service fees                                  --              5             --             --             --
  Shareholder service fees--Class A                         26             --              4              9             --
  Shareholder service and 12b-1 fees--Class B                1             --             --             --             --
  Other                                                     21              7              6              9              5
    Total Liabilities                                      617          4,447             55          2,380             99
NET ASSETS:
Capital                                                262,811         75,781         23,345        105,247            961
Undistributed (distributions in excess of )
  net investment income                                    214           (340)           (19)           107              2
Net unrealized appreciation (depreciation)
  from investments                                      44,603           (346)        20,926         12,006             34
Net unrealized depreciation from translation of
  assets and liabilities in foreign currencies              --             --             --           (981)            --
Accumulated undistributed net realized gains
  (losses) from investment transactions                 16,799           (424)         1,758         (2,119)            (3)
Accumulated undistributed net realized gains
  from foreign currency transactions                        --             --             --          2,400             --
    Net Assets                                        $324,427       $ 74,671       $ 46,010       $116,660       $    994
Net Assets
  Class A                                             $323,478                      $ 45,524       $116,490
  Class B                                                  949                           486            170
    Total                                             $324,427                      $ 46,010       $116,660
Outstanding units of beneficial interest (shares)
  Class A                                               22,975                         2,367          8,970
  Class B                                                   68                            25             13
    Total                                               23,043          6,377          2,392          8,983             99
Net asset value
  Redemption price per share                                         $  11.71                                     $  10.00
  Redemption price per share--Class A                 $  14.08                      $  19.23       $  12.99
  Offering and redemption price per share--Class B    $  13.97                      $  19.09       $  12.83
Maximum sales charge                                      4.75%          4.75%          4.75%          4.75%          4.75%
Maximum offering price per share (100%/
  (100%-maximum sales charge) of net asset
  value adjusted to nearest cent)                                    $  12.29                                     $  10.50
Maximum offering price per share (100%/
  (100%-maximum sales charge) of net asset
  value adjusted to nearest cent)--Class A            $  14.78                      $  20.19       $  13.64

See notes to financial statements.


                                                                     Real Estate
                                                                     Investment
                                                                     Fund

ASSETS:
Investments, at value (Cost $677)                                    $  677
Receivable for capital shares issued                                    836
Unamortized organization costs                                           30
   Total Assets                                                       1,543
LIABILITIES:
Payable to brokers for investments purchased                            677
Payable for organization costs                                           30
   Total Liabilities                                                    707
NET ASSETS:
Capital                                                                 836
   Net Assets                                                        $  836
Outstanding units of beneficial interest (shares)                        84
Net asset value
  Redemption price per share                                         $10.00
Maximum sales charge                                                   4.75%
Maximum offering price per share (100%/(100%-maximum sales charge)
  of net asset value adjusted to nearest cent)                       $10.50

See notes to financial statements.

                                                   Statements of Operations
The Victory Portfolios              For the Six Months Ended April 30, 1997
(Amounts in Thousands)                                          (Unaudited)

                                                      U.S. Government     Prime          Financial
                                                      Obligations         Obligations    Reserves
                                                      Fund                Fund           Fund

Investment Income:
Interest income                                       $39,917             $13,478        $22,952
Expenses:
Investment advisory fees                                2,574                 848          2,074
Administration fees                                     1,103                 363            622
Shareholder service fees                                   --                 569             --
Shareholder service fees--Investor Shares                  42                  --             --
Shareholder service fees--Select Shares                   599                  --             --
Accounting fees                                            47                  47             55
Custodian fees                                            142                  53             84
Legal and audit fees                                       81                  34             58
Trustees' fees and expenses                                25                   8             15
Transfer agent fees                                        56                  39             30
Registration and filing fees                               73                  17              9
Printing fees                                             103                 102             13
Other                                                       2                   3              5
Expenses voluntarily reduced                               --                  --           (168)
  Net Expenses                                          4,847               2,083          2,797
Net Investment Income                                  35,070              11,395         20,155
Realized Gains from Investments:
Net realized gains from investment transactions            32                   9              6
Change in net assets resulting from operations        $35,102             $11,404        $20,161

See notes to financial statements.

                                                      Tax-Free       Ohio Municipal
                                                      Money Market   Money Market
                                                      Fund           Fund

Investment Income:
Interest income                                       $6,457         $10,813
Dividend income                                          213             150
    Total Income                                       6,670          10,963
Expenses:
Investment advisory fees                                 637           1,519
Administration fees                                      273             455
Shareholder service fees                                 314             663
Accounting fees                                           39              50
Custodian fees                                            38              61
Legal and audit fees                                      25              40
Trustees' fees and expenses                                6              11
Transfer agent fees                                       13              24
Registration and filing fees                              13              13
Printing fees                                             16              39
Other                                                      3              15
Expenses voluntarily reduced                             (23)           (619)
    Net Expenses                                       1,354           2,271
Net Investment Income                                  5,316           8,692
Realized Gains from Investments:
Net realized gains from investment transactions           --              --
Change in net assets resulting from operations        $5,316         $ 8,692

See notes to financial statements.

                                                                Limited                       Investment     Government
                                                                Term           Intermediate   Quality        Mortgage
                                                                Income Fund    Income Fund    Bond Fund      Fund

Investment Income:
Interest income                                                 $ 3,147        $ 9,181        $ 5,374        $ 4,382
Expenses:
Investment advisory fees                                            222            993            569            299
Administration fees                                                  66            198            114             90
Shareholder service fees                                             48            130             86             61
Accounting fees                                                      18             35             26             17
Custodian fees                                                       11             28             20              9
Legal and audit fees                                                  7             17             13              9
Trustees' fees and expenses                                           1              5              3              2
Transfer agent fees                                                   9             12             12              9
Registration and filing fees                                          6             20             10              7
Printing fees                                                         1              4             17              2
Other                                                                 1              2              1              1
Expenses voluntarily reduced                                        (11)          (173)           (99)            --
    Net Expenses                                                    379          1,271            772            506
Net Investment Income                                             2,768          7,910          4,602          3,876
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions           (162)          (381)          (581)          (345)
Change in unrealized appreciation/
  depreciation from investments                                    (934)        (3,682)        (2,361)          (799)
Net realized/unrealized losses from investments                  (1,096)        (4,063)        (2,942)        (1,144)
Change in net assets resulting from operations                  $ 1,672        $ 3,847        $ 1,660        $ 2,732

See notes to financial statements.

                                                                               National       New York       Ohio
                                                                Fund For       Municipal      Tax-Free       Municipal
                                                                Income         Bond Fund      Fund           Bond Fund

Investment Income:
Interest income                                                 $ 809          $ 933          $ 523          $ 2,005
Dividend income                                                    --             39              7               70
    Total Income                                                  809            972            530            2,075
Expenses:
Investment advisory fees                                           49            112             46              225
Administration fees                                                15             30             13               56
Shareholder service fees                                           21             --             --               40
Shareholder service fees--Class A                                  --             42             17               --
Shareholder service fees and 12b-1 fees--Class B                   --             10             13               --
Accounting fees                                                    26             31             27               25
Custodian fees                                                     10              7              3                9
Legal and audit fees                                                3              4              4                5
Trustees' fees and expenses                                        --              1             --                1
Transfer agent fees                                                23             13             15                8
Registration and filing fees                                        7             16              2                3
Printing fees                                                      13              9              6                3
Other                                                               3              8              6               --
Expenses voluntarily reduced                                      (58)          (112)           (50)             (44)
    Expenses before reimbursement from distributor                112            171            102              331
    Expenses reimbursed by distributor                            (14)           (98)           (12)              --
    Net Expenses                                                   98             73             90              331
Net Investment Income                                             711            899            440            1,744
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions          (16)           (25)             2              308
Change in unrealized appreciation/
  depreciation from investments                                  (180)          (122)          (215)          (1,026)
Net realized/unrealized losses from investments                  (196)          (147)          (213)            (718)
Change in net assets resulting from operations                  $ 515          $ 752          $ 227          $ 1,026

See notes to financial statements.

                                                           Balanced       Stock Index    Diversified    Value     Growth
                                                           Fund           Fund           Stock Fund     Fund      Fund

Investment Income:
Interest income                                            $ 3,809        $ 1,343        $ 1,258        $   311   $    81
Dividend income                                              1,822          2,633          5,723         4,312      1,211
Foreign tax withholding                                        (11)            (3)            --            --         --
    Total Income                                             5,620          3,973          6,981         4,623      1,292
Expenses:
Investment advisory fees                                     1,446            967          2,033         2,011        778
Administration fees                                            217            242            469           302        117
Shareholder service fees                                        --             --             --           197         78
Shareholder service fees--Class A                              147             --            335            --         --
Shareholder service fees and 12b-1 fees--Class B                 9             --             68            --         --
Accounting fees                                                 42             63             57            42         27
Custodian fees                                                  34             65             65            42         18
Legal and audit fees                                            25             22             46            28          9
Trustees' fees and expenses                                      5              5             11             7          3
Transfer agent fees                                             32             13            128            15         10
Registration and filing fees                                    19             18             27            11         10
Printing fees                                                    9              4             29             6          2
Other                                                           --              2              4             3          1
Expenses voluntarily reduced                                  (190)          (486)            --            --         --
    Expenses before reimbursement from distributor           1,795            915          3,272         2,664      1,053
    Expenses reimbursed by distributor                          (5)            --             --            --         --
    Net Expenses                                             1,790            915          3,272         2,664      1,053
Net Investment Income                                        3,830          3,058          3,709         1,959        239
Realized/Unrealized Gains (Losses) from
  Investments and Foreign Currencies:
Net realized gains from investment transactions              6,612         14,201         57,416        15,232      6,553
Net realized losses from foreign currency transactions         (98)            --             --            --         --
Net change in unrealized appreciation from investments       9,598         24,187          2,691        23,492     13,086
Change in unrealized depreciation from translation of
  assets and liabilities in foreign currencies                  (4)            --             --            --         --
Net realized/unrealized gains from investments and
  foreign currencies                                        16,108         38,388         60,107        38,724     19,639
Change in net assets resulting from operations             $19,938        $41,446        $63,816       $40,683    $19,878

See notes to financial statements.

                                                           Special     Special     Ohio           International
                                                           Value       Growth      Regional       Growth         Lakefront
                                                           Fund        Fund        Stock Fund     Fund           Fund<F1>

Investment Income:
Interest income                                            $   358     $     97    $    29        $   141        $     1
Dividend income                                              2,808          174        439          1,088              1
Foreign tax withholding                                        (11)          --         --           (111)            --
    Total Income                                             3,155          271        468          1,118              2
Expenses:
Investment advisory fees                                     1,541          430        178            656              1
Administration fees                                            231           64         36             89             --
Shareholder service fees                                        --           42         --             --             --
Shareholder service fees--Class A                              163           --         26             59             --
Shareholder service fees and 12b-1 fees--Class B                 3           --          2              1             --
Accounting fees                                                 45           24         25             41              6
Custodian fees                                                  39           22          7            109              1
Legal and audit fees                                            22            6          4             15              1
Amortization of organization costs                              --           --         --             --              1
Trustees' fees and expenses                                      6            2          1              2             --
Transfer agent fees                                             36            6         23             29              1
Registration and filing fees                                    21           10          6             13             --
Printing fees                                                    7            2          3              4              4
Other                                                            2           --         --             --             --
Expenses voluntarily reduced                                    --           --         --             --             (1)
    Expenses before reimbursement from distributor           2,116          608        311          1,018             14
    Expenses reimbursed by distributor                          (6)          --         (5)            (7)           (14)
    Net Expenses                                             2,110          608        306          1,011             --
Net Investment Income (Loss)                                 1,045         (337)       162            107              2
Realized/Unrealized Gains (Losses) from
  Investments and Foreign Currencies:
Net realized gains (losses) from
  investment transactions                                   16,815         (424)     1,757            684             (3)
Net realized losses from foreign
  currency transactions                                         --           --         --           (453)            --
Net change in unrealized appreciation
  (depreciation) from investments                            1,896      (10,640)     2,429          3,802             34
Change in unrealized depreciation from translation
  of assets and liabilities in foreign currencies               --           --         --            (29)            --
Net realized/unrealized gains from investments
  and foreign currencies                                    18,711      (11,064)     4,186          4,004             31
Change in net assets resulting from operations             $19,756     $(11,401)   $ 4,348        $ 4,111        $    33

<F1> The Lakefront Fund commenced operations as of March 3, 1997.

See notes to financial statements.

                                                           Real Estate
                                                           Investment Fund<F1>

Investment Income:
Interest income                                            $ --
Expenses:
Investment advisory fees                                     --
Administration fees                                          --
Shareholder service fees                                     --
Accounting fees                                              --
Custodian fees                                               --
    Total Expenses                                           --
Net Investment Income                                        --
Realized/Unrealized Gains (Losses) from Investments
  and Foreign Currencies:
Net change in unrealized appreciation from investments       --
Net realized/unrealized losses from investments:             --
Change in net assets resulting from operations             $ --

<F1> The Real Estate Investment Fund commenced operations as of April 30, 1997.

See notes to financial statements.



The Victory Portfolios                   Statements of Changes in Net Assets
(Amounts in Thousands)                                           (Unaudited)

                                           U.S. Government                  Prime                     Financial
                                           Obligations Fund            Obligations Fund             Reserves Fund
                                       Six                         Six                         Six
                                       Months        Year          Months        Year          Months        Year
                                       Ended         Ended         Ended         Ended         Ended         Ended
                                       April 30,     October 31,   April 30,     October 31,   April 30,     October 31,
                                       1997          1996<F1>      1997          1996          1997          1996

From Investment Activities:
Operations:
  Net investment income                $    35,070   $    58,184   $    11,395   $    21,953   $    20,155   $    38,933
  Net realized gains from
    investment transactions                     32            24             9            13             6             4
Change in net assets resulting
  from operations                           35,102        58,208        11,404        21,966        20,161        38,937
Distributions to Shareholders:
  From net investment income                    --       (58,184)      (11,395)      (21,953)      (20,155)      (38,877)
  From net investment income by class:
    Investor Shares                        (28,734)           --            --            --            --            --
    Select Shares                           (6,336)           --            --            --            --            --
  From net realized gains from
    investment transactions                     --            --            (7)           --            --            --
Change in net assets from
  distributions to shareholders            (35,070)      (58,184)      (11,402)      (21,953)      (20,155)      (38,877)
Capital Transactions:
  Proceeds from shares issued            2,078,324     3,877,755       635,017     1,282,599       904,755     2,348,380
  Dividends reinvested                      12,518        13,036        10,214        18,208         1,021         2,546
  Cost of shares redeemed               (1,880,292)   (3,497,927)     (647,064)   (1,261,067)     (879,347)   (2,345,866)
  Change in net assets from
    capital transactions                   210,550       392,864        (1,833)       39,740        26,429         5,060
Change in net assets                       210,582       392,888        (1,831)       39,753        26,435         5,120
Net Assets:
  Beginning of period                    1,357,817       964,929       496,019       456,266       767,990       762,870
  End of period                        $ 1,568,399   $ 1,357,817   $   494,188   $   496,019   $   794,425   $   767,990
Share Transactions:
  Issued                                 2,078,324     3,877,755       635,018     1,282,599       904,755     2,348,379
  Reinvested                                12,518        13,036        10,214        18,208         1,021         2,546
  Redeemed                              (1,880,292)   (3,497,927)     (647,065)   (1,261,167)     (879,347)   (2,345,866)
Change shares                              210,550       392,864        (1,833)       39,640        26,429         5,059

<F1> Effective February 1, 1996, the U.S. Government Obligations Fund
designated the existing shares as Select Shares and on January 8, 1997 commenced offering Investor Shares.

See notes to financial statements.


                                                                       Tax-Free                 Ohio Municipal
                                                                   Money Market Fund             Money Market
                                                                Six                         Six
                                                                Months        Year          Months       Year
                                                                Ended         Ended         Ended        Ended
                                                                April 30,     October 31,   April 30,    October 31,
                                                                1997          1996          1997         1996

From Investment Activities:
Operations:
  Net investment income                                         $    5,316    $    9,527    $    8,692   $    17,162
  Net realized gains from investment transactions                       --             3            --            --
Change in net assets resulting from operations                       5,316         9,530         8,692        17,162
Distributions to Shareholders:
  From net investment income                                        (5,316)       (9,527)       (8,692)      (17,162)
  In excess of net investment income                                    --            --            --          (216)
  From net realized gains from investment transactions                  (3)           (3)           --            --
  In excess of net realized gains from investment transactions          --           (57)           --           (17)
Change in net assets from distributions to shareholders             (5,319)       (9,587)       (8,692)      (17,395)
Capital Transactions:
  Proceeds from shares issued                                      272,982       562,564       529,930     1,157,311
  Dividends reinvested                                               2,579         3,035         6,682        10,022
  Cost of shares redeemed                                         (272,149)     (528,472)     (509,689)   (1,116,601)
Change in net assets from capital transactions                       3,412        37,127        26,923        50,732
Change in net assets                                                 3,409        37,070        26,923        50,499
Net Assets:
  Beginning of period                                              344,796       307,726       561,131       510,632
  End of period                                                 $  348,205    $  344,796    $  588,054   $   561,131
Share Transactions:
  Issued                                                           272,982       562,564       529,930     1,157,311
  Reinvested                                                         2,579         3,035         6,682        10,022
  Redeemed                                                        (272,149)     (528,472)     (509,689)   (1,116,601)
Change in shares                                                     3,412        37,127        26,923        50,732

See notes to financial statements.

                                                 Limited Term            Intermediate        Investment Quality
                                                 Income Fund             Income Fund              Bond Fund
                                            Six                     Six                     Six
                                            Months     Year         Months     Year         Months     Year
                                            Ended      Ended        Ended      Ended        Ended      Ended
                                            April 30,  October 31,  April 30,  October 31,  April 30,  October 31,
                                            1997       1996         1997       1996         1997       1996

From Investment Activities:
Operations:
  Net investment income                     $  2,768   $   8,481     $  7,910   $ 12,201     $  4,602   $  8,159
  Net realized losses from
    investment transactions                     (162)       (475)        (381)    (1,103)        (581)    (1,769)
  Net change in unrealized appreciation/
    depreciation from investments               (934)     (1,765)     (3,682)      (428)      (2,361)       177
Change in net assets resulting
  from operations                              1,672       6,241       3,847     10,670        1,660      6,567
Distributions to Shareholders:
  From net investment income                  (2,890)     (8,481)     (7,936)   (12,201)      (4,700)    (7,938)
  In excess of net investment income              --        (125)         --        (14)          --         --
  In excess of net realized gains (losses)
    from investment transactions                  --        (122)         --        (52)          --         --
  Tax Return of Capital                           --          --          --         --           --       (122)
Change in net assets from
  distributions to shareholders               (2,890)     (8,728)     (7,936)   (12,267)      (4,700)    (8,060)
Capital Transactions:
  Proceeds from shares issued                 13,234      29,303      30,054    145,956       26,731     54,446
  Dividends reinvested                         2,267       8,683       5,949     12,260        3,583      8,045
  Cost of shares redeemed                    (20,283)   (117,482)    (42,882)   (47,813)     (31,027)   (35,439)
Change in net assets from
  capital transactions                        (4,782)    (79,496)     (6,879)    110,403        (713)    27,052
Change in net assets                          (6,000)    (81,983)    (10,968)    108,806      (3,753)    25,559
Net Assets:
  Beginning of period                         90,019     172,002     272,087     163,281     150,807    125,248
  End of period                             $ 84,019   $  90,019    $261,119    $272,087    $147,054   $150,807
Share Transactions:
  Issued                                       1,327       2,898       3,163      15,335       2,793      5,668
  Reinvested                                     228         864         628       1,286         376        840
  Redeemed                                    (2,040)    (11,710)     (4,513)     (5,005)     (3,264)    (3,676)
Change in shares                                (485)     (7,948)       (722)     11,616         (95)     2,832

See notes to financial statements.


                                                                       Government                     Fund For
                                                                      Mortgage Fund                    Income
                                                                Six                           Six
                                                                Months         Year           Months         Year
                                                                Ended          Ended          Ended          Ended
                                                                April 30,      October 31,    April 30,      October 31,
                                                                1997           1996           1997           1996

From Investment Activities:
Operations:
  Net investment income                                         $   3,876      $   8,396      $     711      $   1,558
  Net realized gains (losses) from investment transactions           (345)          (338)           (16)            28
  Net change in unrealized appreciation/
    depreciation from investments                                    (799)        (1,193)          (180)          (261)
Change in net assets resulting from operations                      2,732          6,865            515          1,325
Distributions to Shareholders:
  From net investment income                                       (3,708)        (7,983)          (722)        (1,558)
  In excess of net investment income                                   --             --             --            (65)
  Tax return of capital                                                --           (180)            --           (102)
Change in net assets from distributions to shareholders            (3,708)        (8,163)          (722)        (1,725)
Capital Transactions:
  Proceeds from shares issued                                       7,565         22,111          1,900          4,189
  Dividends reinvested                                              2,207          8,134            440          1,208
  Cost of shares redeemed                                         (22,796)       (39,058)        (3,871)        (6,937)
Change in net assets from capital transactions                    (13,024)        (8,813)        (1,531)        (1,540)
Change in net assets                                              (14,000)       (10,111)        (1,738)        (1,940)
Net Assets:
  Beginning of period                                             125,992        136,103         20,816         22,756
  End of period                                                 $ 111,992      $ 125,992      $  19,078      $  20,816
Share Transactions:
  Issued                                                              702          2,051            196            425
  Reinvested                                                          206            758             45            124
  Redeemed                                                         (2,120)        (3,629)          (398)          (708)
Change in shares                                                   (1,212)          (820)          (157)          (159)

See notes to financial statements.


                                              National Municipal          New York              Ohio Municipal
                                                  Bond Fund             Tax-Free Fund             Bond Fund
                                            Six                     Six                     Six
                                            Months     Year         Months     Year         Months     Year
                                            Ended      Ended        Ended      Ended        Ended      Ended
                                            April 30,  October 31,  April 30,  October 31,  April 30,  October 31,
                                            1997       1996         1997       1996         1997       1996

From Investment Activities:
Operations:
  Net investment income                     $    899   $  1,628     $    440   $    848     $  1,744   $  3,158
  Net realized gains (losses) from
    investment transactions                      (25)      (400)           2         56          308        549
  Net change in unrealized appreciation/
    depreciation from investments               (122)      (189)        (215)      (194)      (1,026)       148
Change in net assets resulting
  from operations                                752      1,039          227        710        1,026      3,855
Distributions to Shareholders:
  From net investment income                      --         --           --         --       (1,832)    (3,158)
  From net investment income by class:
    Class A                                     (873)    (1,581)        (445)      (744)          --         --
    Class B                                      (33)       (43)         (68)      (104)          --         --
  In excess of net investment income              --         --           --         (6)          --        (15)
  From net realized gains from
    investment transactions                       --         --          (56)       (10)          --        (11)
  In excess of net realized gains from
    investment transactions                       --        (45)          --         --           --         --
Change in net assets from distributions
  to shareholders                               (906)    (1,669)        (569)      (864)      (1,832)    (3,184)
Capital Transactions:
  Proceeds from shares issued                 11,216     64,998        3,450      3,250        9,849     23,494
  Dividends reinvested                           767      1,564          364        635          587      3,096
  Cost of shares redeemed                     (8,980)   (39,586)      (1,363)    (4,789)      (9,372)   (13,829)
Change in net assets from
  capital transactions                         3,003     26,976        2,451       (904)       1,064     12,761
Change in net assets                           2,849     26,346        2,109     (1,058)         258     13,432
Net Assets:
  Beginning of period                         38,766     12,420       16,269     17,327       73,463     60,031
  End of period                             $ 41,615   $ 38,766     $ 18,378   $ 16,269     $ 73,721   $ 73,463
Share Transactions:
  Issued                                       1,099      6,352          273        248          859      2,070
  Reinvested                                      75        156           29         50           51        273
  Redeemed                                      (880)    (3,926)        (108)      (369)        (820)    (1,219)
Change in shares                                 294      2,582          194        (71)          90      1,124

See notes to financial statements.

                                                                                                Diversified
                                               Balanced Fund          Stock Index Fund          Stock Fund
                                            Six                    Six                     Six
                                            Months    Year         Months     Year         Months     Year
                                            Ended     Ended        Ended      Ended        Ended      Ended
                                            April 30, October 31,  April 30,  October 31,  April 30,  October 31,
                                            1997      1996         1997       1996         1997       1996

From Investment Activities:
Operations:
  Net investment income                     $  3,830  $  7,480     $  3,058   $  4,712     $  3,709   $  6,880
  Net realized gains (losses) from
    investment transactions                    6,612     8,750       14,201      3,924       57,416     67,743
  Net realized gains from foreign
    currency transactions                        (98)     (289)          --         --           --         --
  Net change in unrealized appreciation
    (depreciation) from investments            9,598    19,657       24,187     35,634        2,691     41,714
  Change in unrealized depreciation from
    translation of assets and liabilities
    in foreign currencies                         (4)       56           --         --           --         --
Change in net assets resulting
  from operations                             19,938    35,654       41,446     44,270       63,816    116,337
Distributions to Shareholders:
  From net investment income                      --        --       (3,079)    (4,526)          --         --
  From net investment income by class:
    Class A                                   (4,240)   (7,390)          --         --       (3,627)    (6,646)
    Class B                                      (14)      (12)          --         --          (38)       (23)
  From net realized gains from
    investment transactions                   (8,510)   (1,376)      (6,553)    (3,041)     (67,736)   (33,023)
Change in net assets from distributions
  to shareholders                            (12,764)   (8,778)      (9,632)    (7,567)     (71,401)   (39,692)
Capital Transactions:
  Proceeds from shares issued                 39,519    86,059       73,436    109,909      137,373    141,320
  Dividends reinvested                        11,351     8,753        8,853      7,563       70,694     39,534
  Cost of shares redeemed                    (26,861)  (47,776)     (26,850)   (37,873)    (105,661)   (87,667)
Change in net assets from
  capital transactions                        24,009    47,036       55,439     79,599      102,406     93,187
Change in net assets                          31,183    73,912       87,253    116,302       94,821    169,832
Net Assets:
  Beginning of period                        274,985   201,073      277,124    160,822      579,381    409,549
  End of period                             $306,168  $274,985     $364,377   $277,124     $674,202   $579,381
Share Transactions:
  Issued                                       3,141     7,405        4,645      7,985        8,966      9,901
  Reinvested                                     912       754          572        563        4,759      3,022
  Redeemed                                    (2,152)   (4,113)      (1,721)    (2,755)      (6,920)    (6,214)
Change in shares                               1,901     4,046        3,496      5,793        6,805      6,709

See notes to financial statements.

                                                                                                 Special
                                                 Value Fund             Growth Fund             Value Fund
                                            Six                     Six                     Six
                                            Months     Year         Months     Year         Months     Year
                                            Ended      Ended        Ended      Ended        Ended      Ended
                                            April 30,  October 31,  April 30,  October 31,  April 30,  October 31,
                                            1997       1996         1997       1996         1997       1996

From Investment Activities:
Operations:
  Net investment income                     $  1,959   $  5,358     $    239   $    796     $  1,045   $  2,081
  Net realized gains from
    investment transactions                   15,232     17,738        6,553      6,303       16,815     20,290
  Net change in unrealized
    appreciation from investments             23,492     51,084       13,086     21,351        1,896     21,511
Change in net assets resulting
  from operations                             40,683     74,180       19,878     28,450       19,756     43,882
Distributions to Shareholders:
  From net investment income                  (2,273)    (5,326)        (344)      (765)          --         --
  From net investment income by class:
    Class A                                       --         --           --         --       (1,488)    (1,910)
    Class B                                       --         --           --         --           (1)        --
  From net realized gains from
    investment transactions                  (17,674)    (8,483)      (6,303)    (4,494)     (19,845)    (5,473)
Change in net assets from distributions
  to shareholders                            (19,947)   (13,809)      (6,647)    (5,259)     (21,334)    (7,383)
Capital Transactions:
  Proceeds from shares issued                 44,482     66,804       11,428     39,189       46,649     88,238
  Dividends reinvested                         8,224     13,808        5,862      5,250       17,797      7,377
  Cost of shares redeemed                    (36,017)   (54,771)     (18,181)   (28,130)     (28,287)   (36,968)
Change in net assets from
  capital transactions                        16,689     25,841         (891)    16,309       36,159     58,647
Change in net assets                          37,425     86,212       12,340     39,500       34,581     95,146
Net Assets:
  Beginning of period                        382,083    295,871      147,753    108,253      289,846    194,700
  End of period                             $419,508   $382,083     $160,093   $147,753     $324,427   $289,846
Share Transactions:
  Issued                                       3,038      5,130          747      2,989        3,282      6,706
  Reinvested                                     574      1,101          394        425        1,302        591
  Redeemed                                    (2,443)    (4,214)      (1,195)    (2,183)      (2,018)    (2,846)
Change in shares                               1,169      2,017          (54)     1,231        2,566      4,451

See notes to financial statements.


                                                  Special               Ohio Regional          International
                                                 Growth Fund             Stock Fund             Growth Fund
                                            Six                     Six                     Six
                                            Months     Year         Months     Year         Months     Year
                                            Ended      Ended        Ended      Ended        Ended      Ended
                                            April 30,  October 31,  April 30,  October 31,  April 30,  October 31,
                                            1997       1996         1997       1996         1997       1996

From Investment Activities:
Operations:
  Net investment income (loss)              $   (337)  $   (463)    $    162   $    337     $    107   $    728
  Net realized gains (losses) from
    investment transactions                     (424)     4,480        1,757        869          684      7,046
  Net realized losses from foreign
    currency transactions                         --         --           --         --         (453)    (1,537)
  Net change in unrealized appreciation
    (depreciation) from investments          (10,640)     7,642        2,429      5,662        3,802      2,689
  Change in unrealized appreciation
    from translation of assets and
    liabilities in foreign currencies             --         --           --         --          (29)    (3,200)
Change in net assets resulting
  from operations                            (11,401)    11,659        4,348      6,868        4,111      5,726
Distributions to Shareholders:
  From net investment income                      --         --           --         --           --         --
  From net investment income by class:
    Class A                                       --         --         (182)      (337)        (128)      (144)
    Class B                                       --         --           --         --           --         --
  From net realized gains from
    investment transactions                   (4,070)        --         (869)      (869)      (4,172)        --
  In excess of net realized gains
    from investment transactions                  --         --           --       (616)          --         --
Change in net assets from distributions
  to shareholders                             (4,070)        --       (1,051)    (1,822)      (4,300)      (144)
Capital Transactions:
  Proceeds from shares issued                 12,814     33,870        4,088      8,066       14,488     47,665
  Dividends reinvested                         3,006         --          749      1,805        2,595        144
  Cost of shares redeemed                    (13,515)   (12,027)      (7,744)    (8,345)     (21,869)   (38,233)
Change in net assets from
  capital transactions                         2,305     21,843       (2,907)     1,526       (4,786)     9,576
Change in net assets                         (13,166)    33,502          390      6,572       (4,975)    15,158
Net Assets:
  Beginning of period                         87,837     54,335       45,620     39,048      121,635    106,477
  End of period                             $ 74,671   $ 87,837     $ 46,010    $45,620     $116,660   $121,635
Share Transactions:
  Issued                                         936      2,512          211        473        1,115      3,700
  Reinvested                                     216         --           40        111          202         11
  Redeemed                                      (986)      (902)        (400)      (492)      (1,686)    (2,996)
Change in shares                                 166      1,610         (149)        92         (369)       715

See notes to financial statements.


                                                                                              Real Estate
                                                                          Lakefront Fund<F1>  Investment Fund<F2>
                                                                          Period Ended        Period Ended
                                                                          April 30,           April 30,
                                                                          1997                1997

From Investment Activities:
Operations:
  Net investment income                                                   $  2                $ --
  Net realized (losses) from investment transactions                        (3)                 --
  Net change in unrealized appreciation (depreciation) from investments     34                  --
Change in net assets resulting from operations                              33                  --
Distributions to Shareholders:
  From net investment income                                                --                  --
  From net realized gains from investment transactions                      --                  --
Change in net assets from distributions to shareholders                     --                  --
Capital Transactions:
  Proceeds from shares issued                                              961                 836
  Dividends reinvested                                                      --                  --
  Cost of shares redeemed                                                   --                  --
Change in net assets from capital transactions                             961                 836
Change in net assets                                                       994                 836
Net Assets:
  Beginning of period                                                       --                  --
  End of period                                                           $994                $836
Share Transactions:
  Issued                                                                    99                  84
  Reinvested                                                                --                  --
  Redeemed                                                                  --                  --
Change in shares                                                            99                  84

<F1> The Lakefront Fund commenced operations as of March 3, 1997.

<F2> The Real Estate Investment Fund commenced operations as of April 30, 1997.

See notes to financial statements.


                                   Notes to Financial Statements
The Victory Portfolios                            April 30, 1997
                                                     (Unaudited)

1. Organization:

The Victory Portfolios (collectively, the "Funds" and individually, a "Fund") were organized on February 5, 1986, and are registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Funds are authorized to issue an unlimited number of shares which are units of beneficial interest without par value. The Funds presently offer shares of 26 active funds. Included are the financial statements and financial highlights of the U.S. Government Obligations Fund, Prime Obligations Fund, Financial Reserves Fund,Tax-Free Money Market Fund, Ohio Municipal Money Market Fund, Limited Term Income
Fund, Intermediate Income Fund, Investment Quality Bond Fund, Government Mortgage Fund, Fund for Income, National Municipal Bond Fund, New
York Tax-Free Fund, Ohio Municipal Bond Fund, Balanced Fund, Stock
Index Fund, Diversified Stock Fund, Value Fund, Growth Fund, Special Value Fund, Special Growth Fund, Ohio Regional Stock Fund, International Growth Fund, Lakefront Fund, and the Real Estate Investment ("REIT") Fund.

The U.S. Government Obligations Fund is authorized to issue two classes of shares: Investor Shares and Select Shares. The National Municipal
Bond Fund, New York Tax-Free Fund, Balanced Fund, Diversified Stock
Fund, Special Value Fund, Ohio Regional Stock Fund and International Growth Fund, are authorized to issue two classes of shares: Class
A Shares and Class B Shares. Each class of shares in a Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

The U.S. Government Obligations Fund and The Prime Obligations Fund seek to provide current income consistent with liquidity and stability of principal. The Financial Reserves Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with the stability of principal. The Limited Term Income Fund seeks to provide income consistent with limited fluctuation of principal. The Intermediate Income Fund and Investment Quality Bond Fund seek to provide a high level of income.
The Government Mortgage Fund seeks to provide a high level of current income consistent with safety of principal. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The
New York Tax-Free Fund seeks to provide a high level of current income exempt from federal, New York State, and New York City income taxes, consistent with the preservation of shareholders' capital. The Ohio Municipal Bond Fund seeks to produce a high level of current interest income which is exempt from both federal income tax and Ohio personal income tax. The Balanced Fund seeks to provide income and long-term growth of capital. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Diversified
Stock Fund and the Growth Fund seek to provide long term growth of capital. The Value Fund seeks to provide long-term growth of capital and dividend income. The Special Value Fund seeks to provide long-term growth of capital and dividend income. The Special Growth Fund and The Ohio Regional Stock Fund seek to provide capital appreciation.
The International Growth Fund seeks to provide capital growth consistent with reasonable investment risk. The Lakefront Fund seeks to provide long-term growth of capital and income. The REIT Fund seeks to provide total return through investments in real estate-related securities.

2. Reorganization:

As of April 30, 1997, The Victory Portfolios also included the Government Bond Fund, which was authorized to issue two classes of shares: Class A and Class B shares, each class having the same voting rights and expense allocation policies as the other Class A and B shares of the Victory Portfolios. On May 16, 1997, the Shareholders approved a reorganization plan to exchange Class A and B shares of the Government Bond Fund for shares of the Investment Quality Bond Fund. The reorganization will occur on June 13, 1997. The financial statements of the Government Bond Fund are not included in the accompanying financial statements.

3. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the U.S. Government Obligations Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund, and Ohio Municipal Money Market Fund (collectively "the money market funds") are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature within 397 days, or
(b) maintain a dollar-weighted-average portfolio maturity which exceeds
90 days.

Investments in common and preferred stocks, corporate bonds, commercial paper, municipal and foreign government bonds, U.S. Government securities and securities of U.S. Government agencies of the Limited Term Income
Fund, Intermediate Income Fund, Investment Quality Bond Fund, Government Mortgage Fund, Fund for Income, National Municipal Bond Fund, New
York Tax-Free Fund, Ohio Municipal Bond Fund, Balanced Fund, Stock
Index Fund, Diversified Stock Fund, Value Fund, Growth Fund, Special
Value Fund, Special Growth Fund, Ohio Regional Stock Fund, International Growth Fund, Lakefront Fund and REIT Fund, (collectively "the variable net asset value funds"), and investments in real estate investment trusts of the REIT Fund are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. Investments in foreign securities, currency holdings and other assets and liabilities of the Balanced Fund and International
Growth Fund are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Balanced Fund and the International Growth Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Repurchase Agreements:

Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Funds' investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Forward Currency Contracts:

A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date.
The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Futures Contracts:

The variable net asset value funds, except Fund for Income and the REIT Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and /or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until settlement date.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid quarterly for the Stock Index Fund, Diversified
Stock Fund, Value Fund, Growth Fund, Special Value Fund, Special Growth Fund, Ohio Regional Stock Fund, International Growth Fund, Lakefront Fund, and the REIT Fund. Dividends from net investment income are declared and paid monthly for the Limited Term Income Fund, Intermediate Income Fund, Investment Quality Bond Fund, Government Mortgage Fund, Fund for Income, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, and Balanced Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences are reflected in the components of net assets.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or other appropriate basis. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

All expenses in connection with Lakefront and REIT's organization and registration under the 1940 Act and the Securities Act of 1933 will be paid by those Funds. Such expenses are being amortized over a period of five years commencing with the respective inception dates.

4. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1997 were as follows (amounts in thousands):

                                  Purchases      Sales

Limited Term Income Fund          $ 37,159       $ 42,234
Intermediate Income Fund           217,846        242,880
Investment Quality Bond Fund       162,610        190,784
Government Mortgage Fund            22,547         21,012
Fund for Income                        145          1,684
National Municipal Bond Fund        31,963         27,798
New York Tax-Free Fund               2,858            102
Ohio Municipal Bond Fund            30,745         32,031
Balanced Fund                      139,931        150,879
Stock Index Fund                    83,927         10,248
Diversified Stock Fund             276,022        246,239
Value Fund                          47,716         48,307
Growth Fund                         13,944         19,643
Special Value Fund                  83,739         69,732
Special Growth Fund                 95,292         98,392
Ohio Regional Stock Fund             1,202          2,978
International Growth Fund           85,637         93,043
Lakefront Fund                       2,333             42
REIT Fund                              866             --

5. Related Party Transactions:

Investment advisory services are provided to all the Funds by Key
Asset Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association ("Key"), formerly Society National Bank, a wholly owned subsidiary of KeyCorp. On February 28, 1997, Key Asset Management Inc. became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp, including KeyCorp Mutual Fund Advisers. Lakefront Capital Investors, Inc. serves as the sub-adviser for the Lakefront Fund. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyTrust Company of Ohio N.A., serving as custodian for all of the Funds, received custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as Shareholder Servicing Agent for all the Funds except the U.S. Government Obligations Funds (Investor Shares), Financial Reserves Fund and Stock Index Fund. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses.
For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Funds serviced.

BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Fund for serving as officers of the Funds.

Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.15% of the average daily net assets of the Funds. Pursuant to a 12b-1 Plan, the Distributor may receive fees computed at the annual rate of 0.75% of the average daily net assets of Class B Shares of the National Municipal Bond Fund,
New York Tax-Free Fund, Balanced Fund, Diversified Stock Fund, Special Value Fund, Ohio Regional Stock Fund and International Growth Fund for providing distribution services and is entitled to receive commissions on sales of shares of the variable net asset value funds. BISYS Fund Services, Ohio, Inc. (the Company), an affiliate of BISYS, serves the Funds as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the Company's fee is based on a percentage of average daily net assets.



Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the six months ended April 30, 1997:

                                                                                     Mutual
                                              Investment                             Fund
                                               Advisory              Administration  Accountant     Custodian
                                                 Fees                Fees            Fees           Fees
                                       Percentage
                                       of Average     Voluntary      Voluntary       Semi           Semi
                                       Daily          Fee            Fee             Annual         Annual
                                       Net Assets     Reductions     Reductions      Fee            Fee
                                                      (000)          (000)           (000)          (000)

U.S. Government Obligations Fund             0.35%    $ --           $ --            $47            $142
Prime Obligations Fund                       0.35%      --             --             47              53
Financial Reserves Fund                      0.50%     168             --             55              84
Tax-Free Money Market Fund                   0.35%      23             --             39              38
Ohio Municipal Money Market Fund             0.50%     243            376             50              61
Limited Term Income Fund                     0.50%      11             --             18              11
Intermediate Income Fund                     0.75%     173             --             35              28
Investment Quality Bond Fund                 0.75%      99             --             26              20
Government Mortgage Fund                     0.50%      --             --             17               9
Fund for Income                              0.50%      49              9             26              10
National Municipal Bond Fund                 0.55%     112             --             31               7
New York Tax-Free Fund                       0.55%      42              8             27               3
Ohio Municipal Bond Fund                     0.60%      44             --             25               9
Balanced Fund                                1.00%     190             --             42              34
Stock Index Fund                             0.60%     244            242             63              65
Diversified Stock Fund                       0.65%      --             --             57              65
Value Fund                                   1.00%      --             --             42              42
Growth Fund                                  1.00%      --             --             27              18
Special Value Fund                           1.00%      --             --             45              39
Special Growth Fund                          1.00%      --             --             24              22
Ohio Regional Stock Fund                     0.75%      --             --             25               7
International Growth Fund                    1.10%      --             --             41             109
Lakefront Fund                               1.00%       1             --              6               1
Real Estate Investment Fund                  1.00%      --             --             --              --

6. Capital Share Transactions:

Transactions in capital shares for the Funds with multiple share classes were as follows (amounts in thousands):


                                      National Municipal
                                          Bond Fund              New York Tax-Free Fund
                                  Six Months     Year           Six Months     Year
                                  Ended          Ended          Ended          Ended
                                  April 30,      October 31,    April 30,      October 31,
                                  1997           1996           1997           1996

Capital Transactions:
Class A Shares:
Proceeds from shares issued       $ 10,802       $ 63,557       $  3,251       $  2,391
Dividends reinvested                   736          1,520            299            547
Cost of shares redeemed             (8,972)       (39,445)        (1,195)        (4,419)
Total                             $  2,566       $ 25,632       $  2,355       $ (1,481)

Class B Shares:
Proceeds from shares issued       $    414       $  1,441       $    200       $    859
Dividends reinvested                    31             44             65             88
Cost of shares redeemed                 (8)          (141)          (168)          (370)
Total                             $    437       $  1,344       $     97       $    577

Share Transactions:
Class A Shares:
Issued                               1,059          6,209            257            181
Reinvested                              72            152             24             43
Redeemed                              (880)        (3,912)           (95)          (341)
Total                                  251          2,449            186           (117)

Class B Shares:
Issued                                  41            143             16             67
Reinvested                               3              4              5              7
Redeemed                                (1)           (14)           (13)           (28)
Total                                   43            133              8             46

                                      Balanced Fund        Diversified Stock Fund    Special Value Fund
                                  Six Months  Year         Six Months  Year         Six Months  Year
                                  Ended       Ended        Ended       Ended        Ended       Ended
                                  April 30,   October 31,  April 30,   October 31,  April 30,   October 31,
                                  1997        1996<F1>     1997        1996<F1>     1997        1996<F1>

Capital Transactions:
Class A Shares:
Proceeds from shares issued       $ 38,461    $ 84,671     $ 126,940   $133,383     $ 46,104    $ 87,823
Dividends reinvested                11,293       8,742        69,581     39,512       17,761       7,377
Cost of shares redeemed            (26,678)    (47,743)     (105,182)   (87,452)     (28,282)    (36,916)
Total                             $ 23,076    $ 45,670     $  91,339   $ 85,443     $ 35,583    $ 58,284

Class B Shares:
Proceeds from shares issued       $  1,058    $  1,388     $  10,433   $  7,937     $    545    $    415
Dividends reinvested                    58          11         1,113         22           36          --
Cost of shares redeemed               (183)        (33)         (479)      (215)          (5)        (52)
Total                             $    933    $  1,366     $  11,067   $  7,744     $    576    $    363

Share Transactions:
Class A Shares:
Issued                               3,058       7,287         8,286      9,364        3,243       6,676
Reinvested                             907         753         4,684      3,020        1,299         591
Redeemed                            (2,138)     (4,110)       (6,889)    (6,199)      (2,017)     (2,842)
Total                                1,827       3,930         6,081      6,185        2,525       4,425

Class B Shares:
Issued                                  84         118           680        537           38          30
Reinvested                               5           1            75          2            3          --
Redeemed                               (15)         (3)          (31)       (15)          --          (4)
Total                                   74         116           724        524           41          26

<F1> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.


                                           Ohio Regional            International
                                            Stock Fund               Growth Fund
                                       Six Months  Year         Six Months  Year
                                       Ended       Ended        Ended       Ended
                                       April 30,   October 31,  April 30,   October 31,
                                       1997        1996<F1>     1997        1996<F1>

Capital Transactions:
Class A Shares:
Proceeds from shares issued            $ 3,958     $ 7,754      $ 14,427    $ 47,527
Dividends reinvested                       741       1,805         2,590         144
Cost of shares redeemed                 (7,741)     (8,344)      (21,856)    (38,212)
Total                                  $(3,042)    $ 1,215      $ (4,839)   $  9,459

Class B Shares:
Proceeds from shares issued            $   130     $   312      $     61    $    138
Dividends reinvested                         8          --             5          --
Cost of shares redeemed                     (3)         (1)          (13)        (21)
Total                                  $   135     $   311      $     53    $    117

Share Transactions:
Class A Shares:
Issued                                     205         455         1,111       3,689
Reinvested                                  39         111           201          11
Redeemed                                  (400)       (492)       (1,685)     (2,994)
Total                                     (156)         74          (373)        706

Class B Shares:
Issued                                       7          18             5          11
Reinvested                                  --          --            --          --
Redeemed                                    --          --            (1)         (2)
Total                                        7          18             4           9

<F1> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.


                                           U.S. Government
                                           Obligations Fund
                                       Six Months     Year
                                       Ended          Ended
                                       April 30,      October 31,
                                       1997           1996<F1>

Capital and Share Transactions:
Investor Shares:
Proceeds from shares issued            $   674,496    $        --
Dividends reinvested                             2             --
Cost of shares redeemed                   (159,036)            --
Total                                  $   515,462    $        --

Select Shares:
Proceeds from shares issued            $ 1,403,828    $ 3,877,755
Dividends reinvested                        12,516         13,036
Cost of shares redeemed                 (1,721,256)   $(3,497,927)
Total                                  $  (304,912)       392,864

<F1> Effective February 1, 1996, the U.S. Government Obligations Fund
designated the existing shares as Select Shares and on January 8, 1997 commenced offering Investor Shares.


7. Concentration of Credit Risk:

The Ohio Municipal Money Market Fund, New York Tax-Free Fund, and
Ohio Municipal Bond Fund invest primarily in debt obligations issued by the respective states and their political subdivisions, agencies and public authorities to obtain funds for various public purposes and the Ohio Regional Stock Fund invests in equity securities issued by organizations domiciled in Ohio. These Funds are more susceptible to economic and political factors that may adversely affect companies domiciled within each of the states and issuers of the States' specific municipal securities than are municipal bond funds and stock funds that are not geographically concentrated to the same extent.



The Victory Portfolios                                   Financial Highlights

                                                                            U.S. Government Obligations Fund
                                         Investor            Select
                                         Shares<F2>          Shares<F2>
                                         Period              Six Months
                                         Ended               Ended
                                         April 30,           April 30,                        Year Ended October 31,
                                         1997                1997              1996            1995<F3>      1994        1993
                                         (Unaudited)         (Unaudited)
Net Asset Value, Beginning of Period     $  1.000            $    1.000        $    1.000      $  1.000      $  1.000    $  1.000
Investment Activities
    Net investment income                   0.014                 0.024             0.049         0.052         0.032       0.026
Distributions
    Net investment income                  (0.014)               (0.024)           (0.049)       (0.052)       (0.032)     (0.026)
Net Asset Value, End of Period           $  1.000
Total Return                                 1.46%<F4>             2.42%<F4>         4.96%         5.38%         3.30%       2.62%
Ratios/Supplemental Data:
Net Assets, End of Period (000)          $515,471            $1,052,928        $1,357,817      $964,929      $412,048    $515,734
Ratio of expenses to average
  net assets                                 0.56%<F5>             0.68%<F5>         0.61%         0.58%         0.63%       0.60%
Ratio of net investment income to
  average net assets                         4.86%<F5>             4.75%<F5>         4.84%         5.28%         3.20%       2.57%
Ratio of expenses to average
  net assets<F1>                             <F6>                  <F6>              <F6>          0.60%         0.80%       <F6>
Ratio of net investment income to
  average net assets<F1>                     <F6>                  <F6>              <F6>          5.26%         3.03%       <F6>

<F1> During the period, certain fees were voluntarily reduced.
If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective February 1, 1996, the Fund designated the existing shares as Select Shares and on January 8, 1997, commenced offering Investor Shares.

<F3> Effective June 5, 1995, the Victory U.S. Treasury Money Market
Portfolio merged into the U.S. Government Obligations Fund. Financial highlights for the periods prior to June 5, 1995 represent the U.S. Government Obligation Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> There were no waivers during the period.

See notes to financial statements.


                                                                        Prime Obligations Fund
                                             Six Months
                                             Ended
                                             April 30,                             Year Ended October 31,
                                             1997                1996               1995             1994            1993
                                             (Unaudited)
Net Asset Value, Beginning of Period         $  1.000            $  1.000           $  1.000         $  1.000        $  1.000
Investment Activities
    Net investment income                       0.023               0.047              0.051            0.035           0.030
    Net realized losses from
      investment transactions                      --                  --                 --           (0.003)             --
        Total from Investment Activities        0.023               0.047              0.051            0.032           0.030
Distributions
    Net investment income                      (0.023)             (0.047)            (0.051)          (0.035)         (0.030)
Capital transactions                               --                  --                 --            0.003<F2>          --
Net Asset Value, End of Period               $  1.000            $  1.000           $  1.000         $  1.000        $  1.000
Total Return                                     2.35%<F3>           4.81%              5.26%            3.57%           3.05%
Ratios/Supplemental Data:
Net Assets, End of Period (000)              $494,188            $496,019           $456,266         $782,303        $720,024
Ratio of expenses to average net assets          0.86%<F4>           0.87%              0.74%            0.62%           0.60%
Ratio of net investment income to
  average net assets                             4.70%<F4>           4.72%              5.09%            3.52%           2.96%
Ratio of expenses to average net assets<F1>      <F5>                <F5>               <F5>             0.79%           <F5>
Ratio of net investment income to
  average net assets<F1>                         <F5>                <F5>               <F5>             3.35%           <F5>

<F1> During the period, certain fees were voluntarily reduced.
If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> During 1994, KeyCorp made a capital contribution of approximately
$2,506,000 for losses realized from the disposition of certain securities.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no waivers during the period.

See notes to financial statements.


                                                                   Financial Reserves Fund
                                            Six Months
                                            Ended
                                            April 30,                           Year Ended October 31,
                                            1997              1996              1995<F4>         1994<F3>          1993<F2>
                                            (Unaudited)
Net Asset Value, Beginning of Period        $  1.000          $  1.000          $  1.000         $  1.000          $  1.000
Investment Activities
    Net investment income                      0.024             0.049             0.054            0.035             0.030
Distributions
    Net investment income                     (0.024)           (0.049)           (0.054)          (0.035)           (0.030)
Net Asset Value, End of Period              $  1.000          $  1.000          $  1.000         $  1.000          $  1.000
Total Return                                    2.43%<F5>         5.00%             5.50%            3.57%             2.81%
Ratios/Supplemental Data:
Net Assets, End of Period (000)             $794,425          $767,990          $762,870         $433,266          $457,872
Ratio of expenses to average net assets         0.67%<F6>         0.67%             0.60%            0.57%             0.55%
Ratio of net investment income to
  average net assets                            4.86%<F6>         4.89%             5.40%            3.48%             2.78%
Ratio of expenses to average net assets<F1>     0.71%<F6>         0.75%             0.76%            0.73%             0.70%
Ratio of net investment income to
  average net assets<F1>                        4.82%<F6>         4.81%             5.24%            3.32%             2.63%

<F1> During the period, certain fees were voluntarily reduced.
If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective May 16, 1991, Ameritrust Company National Association
became investment adviser to the Fund. Effective March 16, 1992 Ameritrust was acquired by Society Corporation and merged into Society National Bank, a wholly-owned subsidiary of Society
Corporation, on July 13, 1992. On January 7, 1993, Society Asset Management,
Inc., a wholly-owned subsidiary of Society Corporation, was named investment adviser to the Fund.

<F3> Effective August 30, 1994, Financial Reserved Fund became
Victory Financial Reserves Portfolio.

<F4> Effective June 5, 1995, the Victory Financial Reserves Portfolio
became the Financial Reserves Fund.

<F5> Not annualized.

<F6> Annualized.

See notes to financial statements.


                                                                    Tax-Free Money Market Fund
                                               Six Months
                                               Ended
                                               April 30,                         Year Ended October 31,
                                               1997             1996             1995             1994             1993
                                               (Unaudited)
Net Asset Value, Beginning of Period           $  1.000         $  1.000         $  1.000         $  1.000         $  1.000
Investment Activities
    Net investment income                         0.014            0.030            0.034            0.021            0.020
Distributions
    Net investment income                        (0.014)          (0.030)          (0.034)          (0.021)          (0.020)
Net Asset Value, End of Period                 $  1.000         $  1.000         $  1.000         $  1.000         $  1.000
Total Return                                       1.46%<F2>        3.04%            3.42%            2.17%            2.06%
Ratios/Supplemental Data:
Net Assets, End of Period (000)                $348,205         $344,796         $307,726         $198,561         $189,351
Ratio of expenses to average net assets            0.74%<F3>        0.78%            0.61%            0.60%            0.59%
Ratio of net investment income to
  average net assets                               2.92%<F3>        2.97%            3.36%            2.14%            2.04%
Ratio of expenses to average net assets<F1>        0.76%<F3>        0.80%            0.62%            0.79%            0.60%
Ratio of net investment income to
  average net assets<F1>                           2.91%<F3>        2.95%            3.35%            1.95%            2.02%

<F1> During the period, certain fees were voluntarily reduced.
If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

See notes to financial statements.


                                                                   Ohio Municipal Money Market Fund
                                         Six                           Two
                                         Months         Year           Months
                                         Ended          Ended          Ended
                                         April 30,      October 31,    October 31,            Year Ended August 31,
                                         1997           1996           1995           1995<F3>       1994           1993<F2>
                                         (Unaudited)
Net Asset Value, Beginning of Period     $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
Investment Activities
    Net investment income                   0.014          0.030          0.006          0.033          0.021          0.021
Distributions
    Net investment income                  (0.014)        (0.030)        (0.006)        (0.033)        (0.021)        (0.021)
Net Asset Value, End of Period           $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
Total Return                                 1.43%<F4>      3.11%          0.55%<F4>      3.33%          2.10%          2.14%
Ratios/Supplemental Data:
Net Assets, End of Period (000)          $588,054       $561,131       $510,632       $502,453       $318,132       $262,681
Ratio of expenses to average
  net assets                                 0.75%<F5>      0.67%          0.64%<F5>      0.63%          0.65%          0.65%
Ratio of net investment income
  to average net assets                      2.86%<F5>      3.03%          3.31%<F5>      3.33%          2.08%          2.12%
Ratio of expenses to average
  net assets<F1>                             0.95%<F5>      0.97%          0.92%<F5>      0.94%          0.76%          0.72%
Ratio of net investment income
  to average net assets<F1>                  2.66%<F5>      2.73%          3.03%<F5>      3.02%          1.97%          2.05%

<F1> During the period, certain fees were voluntarily reduced.
If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective February 27, 1991, Ameritrust Company National Association
became investment adviser to the Fund. Effective March 16, 1992, it was acquired by Society Corporation and merged into Society National Bank, a wholly-owned subsidiary of Society Corporation, on July 13, 1992. Effective February 3, 1993, Society Asset Management, Inc. a wholly-owned subsidiary of Society Corporation was named investment adviser to the Fund.

<F3> Effective August 30, 1994, Ohio Municipal Money Market Fund
became Victory Ohio Municipal Money Market Portfolio, and effective June 5, 1995, the Victory Ohio Municipal Money Market Portfolio became the Ohio Municipal Money Market Fund.

<F4> Not annualized.

<F5> Annualized.

See notes to financial statements.


                                                                  Limited Term Income Fund
                                                Six Months
                                                Ended
                                                April 30,                    Year Ended October 31,
                                                1997           1996           1995<F2>        1994           1993
                                                (Unaudited)
Net Asset Value, Beginning of Period            $ 10.01        $ 10.15        $   9.88        $ 10.53        $ 10.45
Investment Activities
    Net investment income                          0.31           0.63            0.57           0.54           0.57
    Net realized and unrealized gains
      (losses) from investments                   (0.12)         (0.14)           0.27          (0.61)          0.08
        Total from Investment Activities           0.19           0.49            0.84          (0.07)          0.65
Distributions
    Net investment income                         (0.32)         (0.62)          (0.57)         (0.54)         (0.57)
    In excess of net investment income               --          (0.01)             --             --             --
    Net realized gains                               --             --              --          (0.04)            --
        Total Distributions                       (0.32)         (0.63)          (0.57)         (0.58)         (0.57)
Net Asset Value, End of Period                  $  9.88        $ 10.01        $  10.15        $  9.88        $ 10.53
Total Return (excludes sales charges)              1.95%<F3>      4.94%           8.77%         (0.66)%         6.39%
Ratios/Supplemental Data:
Net Assets, End of Period (000)                 $84,019        $90,019        $172,002        $79,150        $81,771
Ratio of expenses to average net assets            0.85%<F4>      0.86%           0.78%          0.79%          0.77%
Ratio of net investment income to
  average net assets                               6.23%<F4>      5.90%           5.77%          5.29%          5.49%
Ratio of expenses to average net assets<F1>        0.88%<F4>      0.89%           0.79%          0.97%          0.78%
Ratio of net investment income to
  average net assets<F1>                           6.21%<F4>      5.87%           5.76%          5.10%          5.48%
Portfolio turnover                                   43%           221%             97%            41%            50%

<F1> During the period, certain fees were voluntarily reduced.
If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective June 5, 1995, the Victory Short-Term Government
Income Portfolio merged into the Limited Term Income Fund. Financial highlights for the periods prior to June 5, 1995 represent the Limited Term Income Fund.

<F3> Not annualized.

<F4> Annualized.

See notes to financial statements.


                                                                            Intermediate Income Fund
                                                             Six Months       Year             Year             December 30,
                                                             Ended            Ended            Ended            1993
                                                             April 30,        October 31,      October 31,      to October 31,
                                                             1997             1996             1995             1994<F2>
                                                             (Unaudited)
Net Asset Value, Beginning of Period                         $   9.56         $   9.69         $   9.25         $  10.00
Investment Activities
    Net investment income                                        0.28             0.56             0.60             0.52
    Net realized and unrealized gains
      (losses) from investments                                 (0.15)           (0.13)            0.44            (0.76)
        Total from Investment Activities                         0.13             0.43             1.04            (0.24)
Distributions
    Net investment income                                       (0.28)           (0.56)           (0.60)           (0.51)
Net Asset Value, End of Period                               $   9.41         $   9.56         $   9.69         $   9.25
Total Return (excludes sales charges)                            1.41%<F3>        4.56%           11.65%           (2.48)%<F3>
Ratios/Supplemental Data:
Net Assets, End of Period (000)                              $261,119         $272,087         $163,281         $112,923
Ratio of expenses to average net assets                          0.96%<F4>        0.94%            0.82%            0.79%<F4>
Ratio of net investment income to average net assets             5.97%<F4>        5.81%            6.32%            6.23%<F4>
Ratio of expenses to average net assets<F1>                      1.09%<F4>        1.11%            1.06%            1.25%<F4>
Ratio of net investment income to average net assets<F1>         5.84%<F4>        5.64%            6.08%            5.77%<F4>
Portfolio turnover                                                 86%             164%              98%              55%

<F1> During the period, certain fees were voluntarily reduced.
If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

See notes to financial statements.


                                                                             Investment Quality Bond Fund
                                                             Six Months       Year             Year             December 30,
                                                             Ended            Ended            Ended            1993
                                                             April 30,        October 31,      October 31,      to October 31,
                                                             1997             1996             1995             1994<F2>
                                                             (Unaudited)
Net Asset Value, Beginning of Period                         $   9.63         $   9.76         $   9.10         $ 10.00
Investment Activities
    Net investment income                                        0.28             0.57             0.62            0.53
    Net realized and unrealized gains
      (losses) from investments                                 (0.17)           (0.13)            0.66           (0.92)
        Total from Investment Activities                         0.11             0.44             1.28           (0.39)
Distributions
    Net investment income                                       (0.29)           (0.56)           (0.62)          (0.51)
    In excess of net investment income                             --               --            (0.01)             --
    Tax return of capital                                          --            (0.01)              --              --
Net Asset Value, End of Period                               $   9.45         $   9.63         $   9.76         $  9.10
Total Return (excludes sales charges)                            1.21%<F3>        4.65%           14.63%          (3.92)%<F3>
Ratios/Supplemental Data:
Net Assets, End of Period (000)                              $147,054         $150,807         $125,248         $94,685
Ratio of expenses to average net assets                          1.02%<F4>        1.01%            0.88%           0.79%<F4>
Ratio of net investment income to average net assets             6.06%<F4>        5.99%            6.59%           6.33%<F4>
Ratio of expenses to average net assets<F1>                      1.15%<F4>        1.14%            1.10%           1.25%<F4>
Ratio of net investment income to average net assets<F1>         5.93%<F4>        5.86%            6.37%           5.87%<F4>
Portfolio turnover                                                116%             182%             160%             90%

<F1> During the period, certain fees were voluntarily reduced.
If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory Corporate Bond Portfolio
merged into the Investment Quality Bond Fund. Financial highlights for the periods prior to June 5, 1995 represent the Investment Quality Bond Fund.

See notes to financial statements.




                                                                    Government Mortgage Fund

                                              Six Months
                                              Ended
                                              April 30,                           Year Ended October 31,
                                              1997                 1996            1995            1994            1993
                                              (Unaudited)


Net Asset Value, Beginning of Period          $  10.76             $  10.86        $  10.33        $  11.36        $  11.07

Investment Activities

    Net investment income                         0.35                 0.70            0.72            0.68            0.66

    Net realized and unrealized gains
      (losses) from investments                  (0.11)               (0.12)           0.62           (1.02)           0.32

        Total from Investment Activities          0.24                 0.58            1.34           (0.34)           0.98

Distributions

    Net investment income                        (0.33)               (0.67)          (0.71)          (0.67)          (0.66)

    Net realized gains                              --                   --              --           (0.02)          (0.03)

    In excess of net realized gains                 --                   --           (0.08)             --              --

    Tax return of capital                           --                (0.01)          (0.02)             --              --

        Total Distributions                      (0.33)               (0.68)          (0.81)          (0.69)          (0.69)

Net Asset Value, End of Period                $  10.67             $  10.76        $  10.86        $  10.33        $  11.36

Total Return (excludes sales charges)             2.29%<F2>            5.54%          13.55%          (3.01)%          9.05%

Ratios/Supplemental Data:

Net Assets, End of Period (000)               $111,992             $125,992        $136,103        $148,168        $132,738

Ratio of expenses to average net assets           0.84%<F3>            0.89%           0.77%           0.76%           0.75%

Ratio of net investment income
  to average net assets                           6.47%<F3>            6.46%           6.81%           6.38%           5.92%

Ratio of expenses to average net assets<F1>       <F4>                 0.90%           0.79%           0.96%           0.76%

Ratio of net investment income to
  average net assets<F1>                          <F4>                 6.45%           6.80%           6.18%           5.92%

Portfolio turnover                                  18%                 127%             59%            132%             50%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> There were no waivers during the period.


See notes to financial statements.



                                                                  Fund for Income

                                                                                       February 1,
                                          Six Months                                   1994
                                          Ended                                        through
                                          April 30,         Year Ended October 31,     October 31,   Year Ended January 31,
                                          1997              1996          1995<F4>     1994          1994              1993
                                          (Unaudited)


Net Asset Value, Beginning of Period      $  9.77           $  9.93       $  9.43      $ 10.14       $ 10.57           $ 10.55

Investment Activities

    Net investment income                    0.34              0.68          0.73         0.52          0.80              0.80

    Net realized and unrealized gains
      (losses) on investments               (0.10)            (0.08)         0.43        (0.71)        (0.41)             0.06

        Total from
          Investment Activities              0.24              0.60          1.16        (0.19)         0.39              0.86

Distributions

    Net investment income                   (0.35)            (0.68)        (0.66)       (0.51)        (0.80)            (0.80)

    In excess of net
      investment income                        --             (0.03)           --        (0.01)           --                --

    Net realized gains                         --                --            --           --         (0.02)            (0.04)

    Tax return of capital                      --             (0.05)           --           --            --                --

        Total Distributions                 (0.35)            (0.76)        (0.66)       (0.52)        (0.82)            (0.84)

Net Asset Value, End of Period            $  9.66           $  9.77       $  9.93      $  9.43       $ 10.14           $ 10.57

Total Return (excludes sales charges)        2.54%<F2>         6.35%        12.75%       (1.99)%<F2>    3.75%             8.45%

Ratios/Supplemental Data:

Net Assets, End of Period (000)           $19,078           $20,816       $22,756      $29,358       $46,632           $55,075

Ratio of expenses to average
  net assets                                 1.00%<F3>         1.02%         1.12%        1.12%<F3>     1.13%             1.12%

Ratio of net investment income
  to average net assets                      7.19%<F3>         7.05%         7.62%        7.21%<F3>     7.65%             7.56%

Ratio of expenses to average
  net assets<F1>                             1.73%<F3>         1.73%         1.58%        1.26%         <F5>              <F5>

Ratio of net investment income
  to average net assets<F1>                  6.46%<F3>         6.34%         7.16%        7.07%         <F5>              <F5>

Portfolio turnover                              1%               25%           35%          18%           47%               23%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective June 5, 1995, the Victory Fund For Income Portfolio became the Fund For Income.

<F5> There were no waivers during the period.


See notes to financial statements.



                                                National Municipal Bond Fund

                                                           Class A

                                        Six                             Six
                                        Months           Year           Months           Year
                                        Ended            Ended          Ended            Ended
                                        April 30,        October 31,    October 31,      April 30,
                                        1997             1996           1995<F5>         1995<F6>
                                        (Unaudited)


Net Asset Value,
  Beginning of Period                   $ 10.16          $ 10.06        $  9.59          $ 9.64

Investment Activities

Net investment income                      0.23             0.44           0.24            0.44

    Net realized and
      unrealized gains (losses)
      from investments                    (0.03)            0.13           0.46           (0.05)

        Total from
          Investment Activities            0.20             0.57           0.70            0.39

Distributions

    Net investment income                 (0.23)           (0.44)         (0.23)          (0.44)

    In excess of net
      investment income                      --               --             --              --

    In excess of net realized gains          --            (0.03)            --              --

        Total Distributions               (0.23)           (0.47)         (0.23)          (0.44)

Net Asset Value,
  End of Period                         $ 10.13          $ 10.16        $ 10.06          $ 9.59

Total Return (excludes
  sales charges)                           1.96%<F3>        5.83%          7.39%<F3>       4.21%

Ratios/Supplemental Data:

Net Assets, End of Period (000)         $39,379          $36,958        $11,964          $5,118

Ratio of expenses to
  average net assets                       0.30%<F4>        0.29%          0.02%<F4>       0.20%

Ratio of net investment income
  (loss) to average net assets             4.50%<F4>        4.37%          5.11%<F4>       5.01%

Ratio of expenses to average
  net assets<F1>                           1.33%<F4>        1.35%          2.57%<F4>       3.95%

Ratio of net investment income
  to average net assets<F1>                3.47%<F4>        3.31%          2.56%<F4>       1.26%

Portfolio turnover<F7>                       75%             143%            72%             52%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory National Municipal Bond Portfolio became the National Municipal Bond Fund.

<F6> Effective September 26, 1994, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


See notes to financial statements.



                                                                       National Municipal Bond Fund

                                                                                  Class B

                                                     Six                             Six           September
                                                     Months          Year            Months        26,            February 3,
                                                     Ended           Ended           Ended         1994 to        1994 to
                                                     April 30,       October 31,     October 31,   April 30,      April 30,
                                                     1997            1996            1995<F5>      1995<F6>       1994<F2>
                                                     (Unaudited)


Net Asset Value,
  Beginning of Period                                $10.16          $10.07          $ 9.59        $ 9.53         $ 10.00

Investment Activities

Net investment income                                  0.16            0.35            0.20          0.28            0.08

    Net realized and
      unrealized gains (losses)
      from investments                                (0.03)           0.13            0.47          0.05           (0.36)

        Total from
          Investment Activities                        0.13            0.48            0.67          0.33           (0.28)

Distributions

    Net investment income                             (0.16)          (0.35)          (0.19)        (0.27)          (0.08)

    In excess of net
      investment income                                  --           (0.01)             --            --              --

    In excess of net realized gains                      --           (0.03)             --            --              --

        Total Distributions                           (0.16)          (0.39)          (0.19)        (0.27)          (0.08)

Net Asset Value,
  End of Period                                      $10.13          $10.16          $10.07        $ 9.59         $  9.64

Total Return (excludes
  sales charges)                                       1.31%<F3>       4.85%           6.99%<F3>     3.54%<F3>      (2.82)%<F3>

Ratios/Supplemental Data:

Net Assets, End of Period (000)                      $2,236          $1,808          $  456        $  147         $   494

Ratio of expenses to
  average net assets                                   1.55%<F4>       1.20%           0.96%<F4>    (0.05)%<F4>      0.65%<F4>

Ratio of net investment income
  (loss) to average net assets                         3.25%<F4>       3.50%           4.15%<F4>     4.35%<F4>       3.15%<F4>

Ratio of expenses to average
  net assets<F1>                                       2.72%<F4>       2.17%           3.67%<F4>     2.63%<F4>      26.10%<F4>

Ratio of net investment income
  to average net assets<F1>                            2.08%<F4>       2.53%           1.44%<F4>     1.72%<F4>    (22.30)%<F4>

Portfolio turnover<F7>                                   75%            143%             72%           52%             13%


<F1> During the period, certain fees were voluntarily reduceded. If such voluntary fee reductions and /or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory National Municipal Bond Portfolio became the National Municipal Bond Fund.

<F6> Effective September 26, 1994, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


See notes to financial statements.



                                                                         New York Tax-Free Fund

                                                                                Class A

                                                      Six
                                                      Months                                            January 1,
                                                      Ended                   Year Ended                1994 to
                                                      April 30,               October 31,               October 31,
                                                      1997                 1996       1995<F4>          1994<F5>
                                                      (Unaudited)


Net Asset Value,
  Beginning of Period                                 $ 12.73              $ 12.85    $ 12.39           $ 13.54

Investment Activities

    Net investment income                                0.33                 0.68       0.87              0.57

    Net realized and unrealized
      gains (losses)
      from investments                                  (0.14)               (0.11)      0.42             (1.15)

        Total from
          Investment Activities                          0.19                 0.57       1.29             (0.58)

Distributions

    Net investment income                               (0.39)               (0.68)     (0.83)            (0.57)

    In excess of net
      investment income                                    --                   --         --                --

    Net realized gains                                  (0.04)               (0.01)        --                --

        Total Distributions                             (0.43)               (0.69)     (0.83)            (0.57)

Net Asset Value,
  End of Period                                       $ 12.49              $ 12.73    $ 12.85           $ 12.39

Total Return
  (excludes sales charges)                               1.54%<F2>            4.53%     10.82%            (4.31)%<F3>

Ratios/Supplemental Data:

Net Assets, End of Period (000)                       $15,815              $13,754    $15,374           $17,840

Ratio of expenses to average
  net assets                                             0.95%<F3>            0.93%      1.16%             0.91%<F3>

Ratio of net investment income
  to average net assets                                  5.33%<F3>            5.25%      5.50%             5.33%<F3>

Ratio of expenses to average
  net assets<F1>                                         1.59%<F3>            1.58%      1.96%             1.25%<F3>

Ratio of net investment income
  to average net assets<F1>                              4.68%<F3>            4.60%      4.70%             4.99%<F3>

Portfolio turnover<F7>                                      1%                   0%        18%               18%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective June 5, 1995, the Victory New York Tax-Free Portfolio became the New York Tax-Free Fund.

<F5> Effective September 26, 1994, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F6> Amount is less than $1,000.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


See notes to financial statements.



                                                                             New York Tax-Free Fund

                                                                                    Class B

                                                 Six                                                September
                                                 Months                                             26,
                                                 Ended                    Year Ended                1994 to           Ended
                                                 April 30,                October 31,               October 31,       December 31,
                                                 1997               1996             1995<F4>       1994<F5>          1993
                                                 (Unaudited)


Net Asset Value,
  Beginning of Period                            $12.74             $12.86           $12.39         $12.62            $ 12.76

Investment Activities

    Net investment income                          0.29              0.57              0.85           0.07               0.70

    Net realized and unrealized
      gains (losses)
      from investments                            (0.15)            (0.10)             0.36          (0.23)              0.84

        Total from
          Investment Activities                    0.14              0.47              1.21          (0.16)              1.54

Distributions

    Net investment income                         (0.34)            (0.57)            (0.74)         (0.07)             (0.70)

    In excess of net
      investment income                              --             (0.01)               --             --                 --

    Net realized gains                            (0.04)            (0.01)               --             --              (0.06)

        Total Distributions                       (0.38)            (0.59)            (0.74)         (0.07)             (0.76)

Net Asset Value,
  End of Period                                  $12.50            $12.74            $12.86         $12.39            $ 13.54

Total Return
  (excludes sales charges)                         1.14%<F2>         3.72%            10.18%         (1.25%)<F2>        12.34%

Ratios/Supplemental Data:

Net Assets, End of Period (000)                  $2,563            $2,515            $1,953           <F6>            $28,530

Ratio of expenses to average
  net assets                                       1.76%<F3>         1.65%             2.02%          0.52%<F3>          0.87%

Ratio of net investment income
  to average net assets                            4.56%<F3>         4.52%             5.94%          5.94%<F3>          5.28%

Ratio of expenses to average
  net assets<F1>                                   2.96%<F3>         2.34%             2.25%          0.86%<F3>          0.96%

Ratio of net investment income
  to average net assets<F1>                        3.36%<F3>         3.83%             5.71%          5.60%<F3>          5.19%

Portfolio turnover<F7>                                1%                0%               18%            18%                12%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective June 5, 1995, the Victory New York Tax-Free Portfolio became the New York Tax-Free Fund.

<F5> Effective September 26, 1994, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F6> Amount is less than $1,000.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


See notes to financial statements.




                                                                   Ohio Municipal Bond Fund

                                               Six Months
                                               Ended
                                               April 30,                        Year Ended October 31,
                                               1997               1996           1995           1994           1993
                                               (Unaudited)


Net Asset Value, Beginning of Period           $ 11.43            $ 11.32        $ 10.33        $ 11.52        $ 10.52

Investment Activities

    Net investment income                         0.27               0.54           0.52           0.49           0.52

    Net realized and unrealized gains
      (losses) from investments                  (0.11)              0.11           0.99          (0.94)          1.00

        Total from Investment Activities          0.16               0.65           1.51          (0.45)          1.52

Distributions

    Net investment income                        (0.28)             (0.54)         (0.52)         (0.49)         (0.52)

    In excess of net investment income              --                 --          (0.01)

    Net realized gains                              --                 --             --          (0.25)            --

        Total Distributions                      (0.28)             (0.54)         (0.53)         (0.74)         (0.52)

Net Asset Value, End of Period                 $ 11.31            $ 11.43        $ 11.32        $ 10.33        $ 11.52

Total Return (excludes sales charges)             1.37%<F2>          5.87%         15.03%         (4.08)%        14.75%

Ratios/Supplemental Data:

Net Assets, End of Period (000)                $73,721            $73,463        $60,031        $57,704        $50,676

Ratio of expenses to average net assets           0.89%<F3>          0.89%          0.66%          0.51%          0.42%

Ratio of net investment income to
  average net assets                              4.66%<F3>          4.72%          4.78%          4.58%          4.77%

Ratio of expenses to average net assets<F1>       1.00%<F3>          1.05%          0.94%          1.09%          0.86%

Ratio of net investment income to
  average net assets<F1>                          4.54%<F3>          4.56%          4.49%          4.01%          4.33%

Portfolio turnover                                  43%                81%           125%            53%           151%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.


See notes to financial statements.


                                                                                  Balanced Fund
                                               Class A Shares                    Class B Shares
                                                                                         March 1,                  December 10,
                                            Six Months     Year           Six Months     1996         Year         1993
                                            Ended          Ended          Ended          through      Ended        through
                                            April 30,      October 31,    April 30,      October 31,  October 31,  October 31,
                                            1997           1996<F5>       1997           1996<F5>     1995         1994<F2>
                                            (Unaudited)                   (Unaudited)
Net Asset Value, Beginning of Period        $  12.33       $  11.01       $ 12.34        $ 11.51      $   9.62     $  10.00
Investment Activities
    Net investment income                       0.16           0.36          .0.9           0.14          0.41         0.33
    Net realized and unrealized gains
      (losses) from investments and
      foreign currencies                        0.71           1.39          0.70           0.85          1.39        (0.39)
        Total from Investment Activities        0.87           1.75          0.79           0.99          1.80        (0.06)
Distributions
    Net investment income                      (0.18)         (0.36)        (0.10)         (0.14)        (0.41)       (0.32)
    In excess of net investment income            --             --            --          (0.02)        (0.01)          --
    Net realized gains                         (0.37)         (0.07)        (0.37)            --            --           --
        Total Distributions                    (0.55)         (0.43)        (0.47)         (0.16)        (0.42)       (0.32)
Net Asset Value, End of Period              $  12.65       $  12.33       $ 12.66          12.34      $  11.01     $   9.62
Total Return (excludes sales charges)           7.25%<F3>     16.27%         6.53%<F3>     15.73%<F6>    19.24%       (0.57)%<F3>
Ratios/Supplemental Data:
Net Assets, End of Period (000)             $303,759       $273,553       $ 2,409        $ 1,432      $201,073     $127,285
Ratio of expenses to average
  net assets                                    1.23%<F4>      1.27%         2.55%<F4>      2.46%<F4>     0.98%        0.87%<F4>
Ratio of net investment income to
  average net assets                            2.66%<F4>      3.14%         1.33%<F4>      1.78%<F4>     4.05%        3.97%<F4>
Ratio of expenses to average net assets<F1>     1.36%<F4>      1.43%         3.18%<F4>      2.67%<F4>     1.36%        1.49%<F4>
Ratio of net investment income to
  average net assets<F1>                        2.53%<F4>      2.98%         0.69%<F4>      1.57%<F4>     3.67%        3.35%<F4>
Portfolio turnover <F7>                           51%            80%           51%            80%           69%         118%
Average commission rate paid <F8>           $ 0.0377       $ 0.0084       $0.0377        $0.0084            --           --

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and /or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F6> Represents total return for the Fund for the period November
1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31,1996.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F8> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for periods ending prior to September 1, 1995.

See notes to financial statements.

                                                                                 Stock Index Fund
                                                            Six Months        Year              Year              December 3,
                                                            Ended             Ended             Ended             1993
                                                            April 30,         October 31,       October 31,       to October 31,
                                                            1997              1996              1995              1994<F2>
                                                            (Unaudited)
Net Asset Value, Beginning of Period                        $  14.85          $  12.50          $  10.18          $ 10.00
Investment Activities
    Net investment income                                       0.14              0.28              0.27             0.20
    Net realized and unrealized gains from
      investments and foreign currencies                        1.93              2.58              2.31             0.16
        Total from Investment Activities                        2.07              2.86              2.58             0.36
Distributions
    Net investment income                                      (0.15)            (0.28)            (0.26)           (0.18)
    Net realized gains                                         (0.33)            (0.23)               --               --
        Total Distributions                                    (0.48)            (0.51)            (0.26)           (0.18)
Net Asset Value, End of Period                              $  16.44          $  14.85          $  12.50          $ 10.18
Total Return (excludes sales charges)                          14.12%<F3>        23.38%            25.72%            3.66%<F3>
Ratios/Supplemental Data:
Net Assets, End of Period (000)                             $364,377          $277,124          $160,822          $89,686
Ratio of expenses to average net assets                         0.57%<F4>         0.57%             0.55%            0.58%<F4>
Ratio of net investment income to average net assets            1.90%<F4>         2.14%             2.53%            2.35%<F4>
Ratio of expenses to average net assets<F1>                     0.87%<F4>         0.89%             0.87%            1.10%<F4>
Ratio of net investment income to average net assets<F1>        1.60%<F4>         1.82%             2.21%            1.82%<F4>
Portfolio turnover                                                 4%                4%               12%               1%
Average commission rate paid <F5>                           $ 0.0232          $ 0.0186                --               --

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for periods ending prior to September 1, 1995.

See notes to financial statements.


                                                                       Diversified Stock Fund
                                      Class A Shares             Class B Shares
                                   Six                        Six           March 1,
                                   Months        Year         Months        1996
                                   Ended ,       Ended        Ended         through
                                   April 30,     October 31,  April 30,     October 31,          Year Ended October 31,
                                   1997          1996<F2>     1997          1996<F2>      1995           1994          1993
                                   (Unaudited)   (Unaudited)
Net Asset Value,
  Beginning of Period              $  15.75      $  13.62     $ 15.71       $ 14.18       $  12.68       $  13.39      $  12.16
Investment Activities
    Net investment income              0.09          0.20        0.03          0.07           0.27           0.25          0.18
    Net realized and unrealized
      gains from investments           1.55          3.21        1.51          1.57           2.32           0.64          1.50
        Total from
        Investment Activities          1.64          3.41        1.54          1.64           2.59           0.89          1.68
Distributions
    Net investment income             (0.09)        (0.19)      (0.04)        (0.07)         (0.27)         (0.23)        (0.21)
    In excess of net
      investment income                  --            --          --         (0.04)         (0.01)            --            --
    Net realized gains                (1.83)        (1.09)      (1.83)           --          (1.38)         (1.37)        (0.24)
        Total Distributions           (1.92)        (1.28)      (1.87)        (0.11)         (1.66)         (1.60)        (0.45)
Net Asset Value, End of Period     $  15.47      $  15.75     $ 15.38       $ 15.71       $  13.62       $  12.68      $  13.39
Total Return (excludes
  sales charges)                      11.01%<F3>    27.16%      10.36%<F3>    26.61%<F5>     23.54%          7.39%        14.04%
Ratios/Supplemental Data:
Net Assets, End of Period (000)    $655,003      $571,153     $19,199       $ 8,228       $409,549       $263,227      $257,405
Ratio of expenses to average
  net assets                           1.02%<F4>     1.05%       2.12%<F4>     2.07%<F4>      0.92%          0.89%         0.89%
Ratio of net investment income
  to average net assets                1.21%<F4>     1.40%       0.40%<F4>     0.11%<F4>      2.11%          2.06%         1.45%
Ratio of expenses to average
  net assets<F1>                       <F8>          1.08%       <F8>          2.08%<F4>      0.95%          1.10%         0.90%
Ratio of net investment income
  to average net assets<F1>            <F8>          1.37%       <F8>          0.10%<F4>      2.07%          1.86%         1.43%
Portfolio turnover <F6>                  42%           94%         42%           94%            75%           104%           86%
Average commission rate paid <F7>  $ 0.0512      $ 0.0504     $0.0512       $0.0504             --             --            --

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F3> Not annualized.

<F4> Annualized.

<F5> Represents total return for the Fund for the period November
1, 1995 through February 29, 1996 plus total return for Class B
Shares for the Period March 1, 1996 through October 31, 1996.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for periods ending prior to September 1, 1995.

<F8> There were no waivers during the period.

See notes to financial statements.


                                                                                    Value Fund
                                                      Six Months              Year              Year               December 3,
                                                      Ended                   Ended             Ended              1993
                                                      April 30,               October 31,       October 31,        to October 31,
                                                      1997                    1996              1995<F5>           1994<F2>
                                                      (Unaudited)
Net Asset Value, Beginning of Period                  $  14.18                $  11.87          $  10.13           $  10.00
Investment Activities
  Net investment income                                   0.07                    0.20              0.27               0.21
  Net realized and unrealized gains from investments      1.42                    2.65              1.92               0.11
    Total from Investment Activities                      1.49                    2.85              2.19               0.32
Distributions
  Net investment income                                  (0.08)                  (0.20)            (0.27)             (0.19)
  In excess of net investment income                        --                      --             (0.01)                --
  Net realized gains                                     (0.67)                  (0.34)            (0.17)                --
    Total Distributions                                  (0.75)                  (0.54)            (0.45)             (0.19)
Net Asset Value, End of Period                        $  14.92                $  14.18          $  11.87           $  10.13
Total Return (excludes sales charges)                    10.74%<F3>              24.66%            22.28%              3.27%<F3>
Ratios/Supplemental Data:
Net Assets, End of Period (000)                       $419,508                $382,083          $295,871           $188,184
Ratio of expenses to average net assets                   1.32%<F4>               1.33%             0.99%              0.92%<F4>
Ratio of net investment income to average net assets      0.97%<F4>               1.56%             2.55%              2.32%<F4>
Ratio of expenses to average net assets<F1>               <F7>                    1.35%             1.30%              1.48%<F4>
Ratio of net investment income to average
  net assets<F1>                                          <F7>                    1.54%             2.24%              1.76%<F4>
Portfolio turnover                                          12%                     28%               23%                39%
Average commission rate paid <F6>                     $ 0.0533                $ 0.0524                --                 --

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory Equity Income Portfolio
merged into the Value Fund. Financial highlights for the periods prior to June 5, 1995 represent the Value Fund.

<F6> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for periods ending prior to September 1, 1995.

<F7> There were no waivers during the period.

See notes to financial statements.


                                                                                  Growth Fund
                                                        Six Months          Year               Year                December 3,
                                                        Ended               Ended              Ended               1993
                                                        April 30,           October 31,        October 31,         to October 31,
                                                        1997                1996               1995<F5>            1994<F2><F6>
                                                        (Unaudited)
Net Asset Value, Beginning of Period                    $  14.57            $  12.15           $  10.23            $ 10.00
Investment Activities
    Net investment income                                   0.02                0.08               0.11               0.10
    Net realized and unrealized gains on investments        1.93                2.93               1.97               0.22
      Total from Investment Activities                      1.95                3.01               2.08               0.32
Distributions
    Net investment income                                  (0.03)              (0.08)             (0.11)             (0.09)
    Net realized gains                                     (0.62)              (0.51)             (0.05)
      Total Distributions                                  (0.65)              (0.59)             (0.16)             (0.09)
Net Asset Value, End of Period                          $  15.87            $  14.57           $  12.15            $ 10.23
Total Return (excludes sales charges)                      13.71%<F3>          25.66%             20.54%              3.22%<F3>
Ratios/Supplemental Data:
Net Assets, End of Period (000)                         $160,093            $147,753           $108,253            $66,921
Ratio of expenses to average net assets                     1.35%<F4>           1.33%              1.07%              0.94%<F4>
Ratio of net investment income to average net assets        0.31%<F4>           0.64%              1.00%              1.10%<F4>
Ratio of expenses to average net assets<F1>                 <F8>                1.39%              1.42%              1.51%<F4>
Ratio of net investment income to average net assets<F1>    <F8>                0.58%              0.65%              0.52%<F4>
Portfolio turnover                                             9%                 27%               107%                28%
Average commission rate paid <F7>                       $ 0.0590            $ 0.0618                 --                 --

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory Equity Portfolio merged into the Growth Fund. Financial highlights for the periods prior to June 5, 1995 represent the Growth Fund.

<F6> Effective March 17, 1994, the Society Earnings Momentum Fund
merged into the Growth Fund. Financial highlights for the period prior to March 17, 1994 represent the Growth Fund.

<F7> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for periods ending prior to September 1, 1995.

<F8> There were no waivers during the period.

See notes to financial statements.


                                                                              Special Value Fund
                                                 Class A Shares                Class B Shares
                                                                                         March 1,                  December 3,
                                            Six Months      Year           Six Months    1996         Year         1993
                                            Ended           Ended          Ended         through      Ended        through
                                            April 30,       October 31,    April 30,     October 31,  October 31,  October 31,
                                            1997            1996<F5>       1997          1996<F5>     1995         1994<F2>
                                            (Unaudited)                    (Unaudited)
Net Asset Value, Beginning of Period        $  14.15        $  12.15       $ 14.09       $ 12.89      $  10.49     $  10.00
Investment Activities
    Net investment income (loss)                0.05            0.12         (0.02)         0.01          0.15         0.11
    Net realized and unrealized
      gains on investments                      0.90            2.33          0.87          1.23          1.71         0.48
        Total from Investment Activities        0.95            2.45          0.85          1.24          1.86         0.59
Distributions
    Net investment income                      (0.07)          (0.11)        (0.02)        (0.01)        (0.15)       (0.10)
    In excess of net investment income            --              --            --         (0.03)           --           --
    Net realized gains                         (0.95)          (0.34)        (0.95)           --         (0.05)          --
        Total Distributions                    (1.02)          (0.45)        (0.97)        (0.04)        (0.20)       (0.10)
Net Asset Value, End of Period              $  14.08        $  14.15       $ 13.97       $ 14.09      $  12.15     $  10.49
Total Return (excludes sales charges)           6.94%<F3>      20.60%         6.25%<F3>    19.80%<F6>    18.01%        5.92%<F3>
Ratios/Supplemental Data:
Net Assets, End of Period (000)             $323,478        $289,460       $   949       $   386      $194,700     $118,600
Ratio of expenses to average net assets         1.36%<F4>       1.37%         2.65%<F4>     2.51%<F4>     1.04%        1.00%<F4>
Ratio of net investment income
  (loss) to average net assets                  0.68%<F4>       0.88%        (0.56)%<F4>   (0.31)%<F4>    1.35%        1.23%<F4>
Ratio of expenses to average net assets<F1>     1.36%<F4>       1.40%         4.35%<F4>     3.75%<F4>     1.30%        1.49%<F4>
Ratio of net investment income
  (loss) to average net assets<F1>              0.68%<F4>       0.85%        (2.26)%<F4>   (1.55)%<F4>    1.09%        0.74%<F4>
Portfolio turnover <F7>                           23%             55%           23%           55%           39%          18%
Average commission rate paid <F8>           $ 0.0505        $ 0.0501       $0.0505       $0.0501            --           --

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and /or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F6> Represents total return for the Fund for the period November
1, 1995 through February 29, 1996 plus total return for Class B
Shares for the Period March 1, 1996 through October 31, 1996.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F8> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for periods ending prior to September 1, 1995.

See notes to financial statements.


                                                                               Special Growth Fund
                                              Six Months        Year              Six Months        Year              January 11,
                                              Ended             Ended             Ended             Ended             1994 to
                                              April 30,         October 31,       October 31,       April 30,         April 30,
                                              1997              1996              1995              1995<F5>          1994<F2>
                                              (Unaudited)
Net Asset Value, Beginning of Period          $ 14.14           $ 11.81           $ 10.54           $  9.82           $ 10.00
Investment Activities
    Net investment income (loss)                (0.05)            (0.07)               --              0.02             (0.01)
    Net realized and unrealized gains
      (losses) on investments                   (1.73)             2.40              1.27              0.72             (0.17)
        Total from Investment Activities        (1.78)             2.33              1.27              0.74             (0.18)
Distributions
    Net investment income                          --                --                --             (0.02)               --
    Net realized gains                          (0.65)               --                --                --                --
        Total Distributions                     (0.65)               --                --             (0.02)               --
Net Asset Value, End of Period                $ 11.71           $ 14.14           $ 11.81           $ 10.54           $  9.82
Total Return (excludes sales charges)          (13.29)%<F3>       19.73%            12.05%<F3>         7.51%            (1.80)%<F3>
Ratios/Supplemental Data:
Net Assets, End of Period (000)               $74,671           $87,837           $54,335           $20,796           $30,867
Ratio of expenses to average net assets          1.42%<F4>         1.47%             0.65%<F4>         1.04%             0.82%<F4>
Ratio of net investment income
  (loss) to average net assets                  (0.78)%<F4>       (0.62)%           (0.13)%<F4>        0.17%            (0.27)%<F4>
Ratio of expenses to average net assets<F1>      <F7>              1.51%             1.40%<F4>         1.35%             1.47%<F4>
Ratio of net investment loss to
  average net assets<F1>                         <F7>             (0.66)%           (0.88)%<F4>       (0.14)%           (0.92)%<F4>
Portfolio turnover                                115%              152%               54%              102%               61%
Average commission rate paid <F6>             $0.0376           $0.0468                --                --                --

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory Aggressive Growth Portfolio
merged into the Special Growth Fund. Financial highlights for the periods prior to June 5, 1995 represent the Aggressive Growth Portfolio.

<F6> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for periods ending prior to September 1, 1995.

<F7> There were no waivers during the period.

See notes to financial statements.


                                                                    Ohio Regional Stock Fund
                                       Class A Shares             Class B Shares
                                     Six                        Six           March 1,
                                     Months       Year          Months        1996
                                     Ended ,      Ended         Ended         through
                                     April 30,    October 31,   April 30,     October 31,         Year Ended October 31,
                                     1997         1996<F2>      1997          1996<F2>      1995          1994          1993
                                     (Unaudited)                (Unaudited)
Net Asset Value,
  Beginning of Period                $ 17.95      $ 15.94       $ 17.87       $ 16.43       $ 14.56       $ 14.69       $ 12.12
Investment Activities
    Net investment income (loss)        0.06         0.14         (0.04)        (0.03)         0.17          0.18          0.16
    Net realized and
      unrealized gains
      from investments                  1.64         2.62          1.61          1.51          2.13          0.39          2.63
        Total from
          Investment Activities         1.70         2.76          1.57          1.48          2.30          0.57          2.79
Distributions
    Net investment income              (0.07)       (0.14)           --            --         (0.17)        (0.17)        (0.18)
    In excess of net
      investment income                   --           --            --         (0.04)        (0.01)           --            --
    Net realized gains                 (0.35)       (0.36)        (0.35)           --         (0.65)        (0.53)        (0.04)
    In excess of net
      realized gains                      --        (0.25)           --            --         (0.09)           --            --
        Total Distributions            (0.42)       (0.75)        (0.35)        (0.04)        (0.92)        (0.70)        (0.22)
Net Asset Value, End of Period       $ 19.23      $ 17.95       $ 19.09       $ 17.87       $ 15.94       $ 14.56       $ 14.69
Total Return
  (excludes sales charges)              9.54%<F4>   17.79%         8.82%<F4>    16.95%<F3>    16.93%         3.96%        23.16%
Ratios/Supplemental Data:
Net Assets, End of Period (000)      $45,524      $45,294       $   486       $   326       $39,048       $33,965       $34,926
Ratio of expenses to
  average net assets                    1.28%<F5>    1.39%         2.67%<F5>     2.61%<F5>     1.20%         1.04%         1.04%
Ratio of net investment
  income (loss) to
  average net assets                    0.70%<F5>    0.79%        (0.75)%<F5>   (0.60)%<F5>    1.13%         1.27%         1.17%
Ratio of expenses to
  average net assets<F1>                1.28%<F5>    1.40%         4.88%<F5>     3.50%<F5>     1.24%         1.27%         1.06%
Ratio of net investment
  income (loss) to average
  net assets<F1>                        0.70%<F5>    0.78%        (2.95)%<F5>   (1.49)%<F5>    1.09%         1.04%         1.15%
Portfolio turnover <F6>                    3%           6%            3%            6%           11%           14%            7%
Average commission rate paid <F7>    $0.0563      $0.0513       $0.0563       $0.0513            --            --            --

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and /or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F3> Represents total return for the Fund for the period November
1, 1995 through February 29, 1996 plus total return for Class B
Shares for the period March 1, 1996 through October 31, 1996.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for periods ending prior to September 1, 1995.

See notes to financial statements.


                                                                            International Growth Fund
                                            Class A Shares               Class B Shares
                                          Six                         Six          March 1,
                                          Months        Year          Months       1996
                                          Ended ,       Ended         Ended        through
                                          April 30,     October 31,   April 30,    October 31,       Year Ended October 31,
                                          1997          1996<F2>      1997         1996<F2>     1995<F3>     1994       1993
                                          (Unaudited)                 (Unaudited)
Net Asset Value,
  Beginning of Period                     $  13.01      $  12.33      $ 12.93      $ 12.79      $  13.32     $ 11.93    $  8.93
Investment Activities
    Net investment income (loss)              0.01          0.08        (0.04)          --          0.05       (0.01)     (0.03)
    Net realized and unrealized
      gains (losses) from investments
      and foreign currencies                  0.43          0.62         0.39         0.14         (0.42)       1.40       3.03
        Total from
          Investment Activities               0.44          0.70         0.35         0.14         (0.37)       1.39       3.00
Distributions
    Net investment income                    (0.01)        (0.02)          --           --            --          --         --
    Net realized gains                       (0.45)           --        (0.45)          --         (0.55)         --         --
    Tax return of capital                       --            --           --           --         (0.07)         --         --
        Total Distributions                  (0.46)        (0.02)       (0.45)          --         (0.62)         --         --
Net Asset Value,
  End of Period                           $  12.99      $  13.01      $ 12.83      $ 12.93      $  12.33     $ 13.32    $ 11.93
Total Return
  (excludes sales charges)                    3.49%<F5>     5.65%        2.76%<F5>    4.89%<F4>    (2.50)%    (11.65)%    33.59%
Ratios/Supplemental Data:
Net Assets, End of Period (000)           $116,490      $121,517      $   170      $   118      $106,477     $81,307    $30,629
Ratio of expenses to
  average net assets                          1.69%<F6>     1.73%        3.09%<F6>    2.91%<F6>     1.53%       1.48%      1.46%
Ratio of net investment
  income (loss) to average
  net assets                                  0.18%<F6>     0.64%       (1.90)%<F6>  (0.10)%<F6>    0.75%      (0.51)%    (0.74)
Ratio of expenses to
  average net assets<F1>                      1.69%<F6>     1.75%       12.34%<F6>    6.46%<F6>     1.65%       1.83%      1.63%
Ratio of net investment
  income (loss) to average
  net assets<F1>                              0.18%<F6>     0.62%      (11.15)%<F6>  (3.65)%<F6>    0.63%      (0.86)%    (0.91)%
Portfolio turnover <F7>                         74%          178%          74%         178%           68%         51%        45%
Average commission rate paid <F8>         $ 0.0236      $ 0.0242      $0.0236      $0.0242            --          --         --

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and /or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F3> Effective June 5, 1995, the Victory Foreign Markets Portfolio
merged into the International Growth Fund. Financial highlights for the periods prior to June 5, 1995 represent the International Growth Portfolio.

<F4> Represents total return for the Fund for the period November
1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996.

<F5> Not annualized.

<F6> Annualized.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F8> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for periods ending prior to September 1, 1995.

See notes to financial statements.


                                                                              Real Estate
                                                        Lakefront Fund        Investment Fund
                                                        March 3, 1997         Period
                                                        through               Ended
                                                        April 30,             April 30,
                                                        1997<F2>              1997<F6>
                                                        (Unaudited)           (Unaudited)
Net Asset Value, Beginning of Period                    $ 10.00               $ 10.00
Investment Activities
  Net investment income                                    0.03                    --
  Net realized and unrealized losses from investments     (0.02)                   --
  Total from Investment Activities                      $  0.01               $    --
Distributions
  Net investment income                                   (0.01)                   --
  In excess of net investment income                         --                    --
  Net realized gains                                         --                    --
    Total Distributions                                   (0.01)                   --
Net Asset Value, End of Period                          $ 10.00               $ 10.00
Total Return (excludes sales charges)                      0.10%<F3>                0%

Ratios/Supplemental Data:
Net Assets, End of Period (000)                         $   994               $   836
Ratio of expenses to average net assets                       0%<F4>             0.00%
Ratio of net investment income to average net assets       2.17%<F4>             0.00%
Ratio of expenses to average net assets<F1>               14.86%<F4>             0.00%
Ratio of net investment income to average
  net assets<F1>                                         (12.69)%<F4>            0.00%
Portfolio turnover                                            6%                    0%
Average commission rate paid <F5>                       $0.0800               $0.0600

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and /or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

<F6> The Fund did not commence operations until April 30, 1997.

See notes to financial statements.


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